    As filed with the Securities and Exchange Commission on February 12, 1999

                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment No.                                         [ ]
                                     --

         Post-Effective Amendment No. 46                                     [X]
                                      --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


         Amendment No. 42                                                    [X]
                       --

                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
                        ---------------------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
             ------------------------------------------------------
             (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                          ---------------

                                    Copy to:


     Samuel D. Sirko, Esq.                  Arthur J. Brown, Esq.
     A I M Advisors, Inc.                   R. Darrell Mounts, Esq.
     11 Greenway Plaza, Suite 100           Kirkpatrick & Lockhart LLP
     Houston, Texas 77046                   1800 Massachusetts Avenue, N.W.,
     (Name and Address of Agent for         2nd Floor
     Service)                               Washington, D.C. 20036



Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

      -      immediately upon filing pursuant to paragraph (b)
      -      on (date) pursuant to paragraph (b)
      -      60 days after filing pursuant to paragraph (a)(1)

     [X]     on May 3, 1999 pursuant to paragraph (a)(1)

      -      75 days after filing pursuant to paragraph (a)(2)
      -      on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

      - This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest


     Certain Series of the AIM Growth Series are "feeder funds" in a "master/feeder" fund arrangement. This Post-Effective Amendment No. 46 includes a manually executed signature page for one master trust, Growth Portfolio.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion dated February 12, 1999




[AIM LOGO APPEARS HERE]




AIM BASIC VALUE FUND
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM Basic Value Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
   WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                               PAGE
                                                                               ----
INVESTMENT OBJECTIVE AND STRATEGIES .......................................      3
PRINCIPAL RISKS OF INVESTING IN THE FUND ..................................      3
PERFORMANCE INFORMATION ...................................................      5
         ANNUAL TOTAL RETURNS .............................................      5
         PERFORMANCE TABLE ................................................      6
FEE TABLE AND EXPENSE EXAMPLE .............................................      7
         FEE TABLE ........................................................      7
         EXPENSE EXAMPLE ..................................................      7
FUND MANAGEMENT ...........................................................      9
         THE ADVISOR ......................................................      9
         ADVISOR COMPENSATION .............................................      9
         PORTFOLIO MANAGERS ...............................................      9
OTHER INFORMATION .........................................................     10
         INITIAL SALES CHARGES FOR CLASS A SHARES .........................     10
         DIVIDENDS AND DISTRIBUTIONS ......................................     10
FINANCIAL HIGHLIGHTS ......................................................     11
SHAREHOLDER INFORMATION ...................................................     A-1
         CHOOSING A SHARE CLASS ...........................................     A-1
         PURCHASING SHARES ................................................     A-4
         REDEEMING SHARES .................................................     A-5
         EXCHANGING SHARES ................................................     A-7
         PRICING OF SHARES ................................................     A-8
         TAXES ............................................................     A-8
OBTAINING ADDITIONAL INFORMATION .................................. BACK COVER PAGE


The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its investable assets in the Value Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

The portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments issued by U.S. issuers. The portfolio may also invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts (ADRs) or similar securities.

In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers usually sell a particular security when any of those factors materially changes. The portfolio managers allocate investments among fixed income securities based on their views as to the best values then currently available in the marketplace.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash, high-quality money market or high-quality domestic debt securities. As a result, the fund or the portfolio may not achieve its investment objective.]

[The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

[The fund also may invest in securities issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]
                                  BASIC VALUE

            Year                                              Return %
            ----                                              --------
            1996 ............................................  15.12%
            1997 ............................................  27.23%
            1998 ............................................   7.02%


During the period shown in the bar chart, the highest quarterly return was 15.01% (quarter ended 9/30/97) and the lowest quarterly return was (12.63)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.


=================================================================================================
      Average Annual Total Returns
(for the periods ended December 31, 1998)
                                                                      Since          Inception
                                                    1 Year          Inception          Date
-------------------------------------------------------------------------------------------------
Class A                                              7.02%           19.09%          10/18/95
-------------------------------------------------------------------------------------------------
Class B                                              6.34            18.34           10/18/95
-------------------------------------------------------------------------------------------------
Class C                                               --               --              5/3/99
-------------------------------------------------------------------------------------------------
S&P 500 Index(1)                                    28.60            29.06(2)        10/31/95
=================================================================================================


(1) The S&P 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A    Class B    Class C
                                                              -------    -------    -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   5.50%      None       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)    5.00       1.00

Annual Fund Operating Expenses
 (expenses that are deducted from fund assets)(2)

     Management Fees                                          [0.00%]    [0.00%]    [0.00%]
     Distribution and/or Service (12b-1) Fees                 [0.35]     [1.00]     [1.00]
     Other Expenses                                           [0.00]     [0.00]     [0.00]
     Total Annual Fund Operating Expenses                     [0.00]     [0.00]     [0.00]
                                                              =====      =====      =====
     Expense Reimbursement(3)                                 [0.00]     [0.00]     [0.00]
     Net Expenses                                             [0.00]     [0.00]     [0.00]

-------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) This fee table, and the expense example below, reflects the expenses of both the fund and the portfolio.

(3) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year           3 Years         5 Years           10 Years
                  ------           -------         -------           --------
Class A          $                 $               $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year           3 Years         5 Years           10 Years
                  ------           -------         -------           --------
Class A          $                 $               $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment manager for the Basic Value Portfolio (the portfolio) and the fund, and is responsible for their day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's and the fund's operations and provides investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of ____% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

o Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.



                                                                                                          October 18,
                                                                                                            1995 to
Class A                                                                 Year Ended December 31,           December 31,
--------                                                       ------------------------------------       ------------
                                                                1998         1997(b)         1996            1995
                                                               -------       -------        -------       ------------
Net asset value, beginning of period                           $ xx.xx       $ xx.xx        $ xx.xx         $ xx.xx
----------------------------------------------------------     -------       -------        -------         -------
Income from investment operations:
  Net investment income (loss)                                   (x.xx) (a)    (x.xx) (c)     (x.xx)          (x.xx)
----------------------------------------------------------     -------       -------        -------         -------
  Net gains on securities (both realized and unrealized)         (x.xx)        (x.xx)         (x.xx)          (x.xx)
----------------------------------------------------------     -------       -------        -------         -------
     Total from investment operations                            (x.xx)        (x.xx)         (x.xx)          (x.xx)
==========================================================     =======       =======        =======         =======
Less distributions:                                              (x.xx)        (x.xx)         (x.xx)          (x.xx)
                                                               -------       -------        -------         -------
  Dividends from net investment income:                          (x.xx)        (x.xx)         (x.xx)          (x.xx)
----------------------------------------------------------     -------       -------        -------         -------
  Distributions from capital gains:                              (x.xx)        (x.xx)         (x.xx)          (x.xx)
----------------------------------------------------------     -------       -------        -------         -------
     Total distributions                                         (x.xx)        (x.xx)         (x.xx)          (x.xx)
----------------------------------------------------------     -------       -------        -------         -------
Net asset value, end of period                                 $ xx.xx       $ xx.xx        $ xx.xx         $ xx.xx
==========================================================     =======       =======        =======         =======
Total return (b)                                                 (x.xx)%       (x.xx)%        (x.xx)%         (x.xx)%
==========================================================     =======       =======        =======         =======

Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $xx,xxx       $xx,xxx        $xx,xxx         $xx,xxx
==========================================================     =======       =======        =======         =======
Ratio of expenses to average net assets (c)                       x.xx%         x.xx%          x.xx%           x.xx%
==========================================================     =======       =======        =======         =======
Ratio of net investment income (loss) to
  average net assets (c)                                         (x.xx)% (d)   (x.xx)%        (x.xx)%         (x.xx)%
==========================================================     =======       =======        =======         =======
Portfolio turnover rate                                             xx% (d)       xx%            xx%             xx%
==========================================================     =======       =======        =======         =======

(a)  Calculated using average shares outstanding.
(b)  Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.
(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx% x.xx% and x.xx% for 1998-1995.

                                                                                                          October 18, 1995 to
Class B                                                             Year Ended December 31,                  December 31,
-------                                                     ---------------------------------------       -------------------
                                                             1998           1997             1996               1995
                                                            -------        -------          -------            -------
Net asset value, beginning of period                        $ xx.xx        $ xx.xx          $ xx.xx            $ xx.xx
-------------------------------------------------------     -------        -------          -------            -------
Income from investment operations:
Net investment income (loss)                                  (x.xx)         (x.xx)           (x.xx)             (x.xx)
-------------------------------------------------------     -------        -------          -------            -------
Net gains (losses) on securities
  (both realized and unrealized                               (x.xx)         (x.xx)           (x.xx)             (x.xx)
-------------------------------------------------------     -------        -------          -------            -------
Total from investment operations                              (x.xx)         (x.xx)           (x.xx)             (x.xx)
=======================================================     =======        =======          =======            =======
Distributions from net realized gains                         (x.xx)         (x.xx)             --               (x.xx)
-------------------------------------------------------     -------        -------          -------            -------
Net asset value, end of period                              $ xx.xx        $ xx.xx          $ xx.xx            $ xx.xx
=======================================================     =======        =======          =======            =======
Total return (a)                                              (x.xx)%        (x.xx)%          (x.xx)%            (x.xx)%
=======================================================     =======        =======          =======            =======

Ratios/supplement data:
Net assets, end of period (000s omitted)                    $xx,xxx        $xx,xxx          $xx,xxx            $xx,xxx
=======================================================     =======        =======          =======            =======
Ratio of expenses to average net assets (b)                    x.xx% (c)(d)   x.xx% (c)(d)     x.xx%              x.xx%
=======================================================     =======        =======          =======            =======
Ratio of net investment income (loss) to
  average net assets                                          (x.xx)% (c)    (x.xx)% (c)      (x.xx)%            (x.xx)%
=======================================================     =======        =======          =======            =======
Portfolio turnover rate                                          xx%            xx%              xx%                xx%
=======================================================     =======        =======          =======            =======

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and/or expenses reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are x.xx%, x.xx%, x.xx% and x.xx%, respectively for 1998-1995.
(d)  Ratios are based on average net assets of $xxx,xxx,xxx.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been x.xx%.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (x.xx%), (x.xx)%, (x.xx)% and (x.xx)%, respectively for 1998-1995.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

  Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

  * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $  100,000    1.00%         1.01%
$100,000 but less than $  250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

  The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  50

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807

                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last thirty days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Basic Value Fund
SEC 1940 Act File number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  Subject to Completion dated February 12, 1999


[AIM LOGO APPEARS HERE]



AIM EUROPE GROWTH FUND
                                                                     PROSPECTUS
                                                                     MAY 3, 1999


AIM Europe Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

          AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
      DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR
        ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                                                      PAGE

INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................9
         THE ADVISOR AND SUBADVISOR......................................................................9
         ADVISOR COMPENSATION............................................................................9
         PORTFOLIO MANAGER...............................................................................9
OTHER INFORMATION.......................................................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-5
         EXCHANGING SHARES.............................................................................A-7
         PRICING OF SHARES.............................................................................A-8
         TAXES.........................................................................................A-8
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE



















The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in eighteen countries located in Europe. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country and has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, the fund's portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The fund's portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions, the fund may invest up to 100% of its total assets in the securities of U.S. issuers and denominated in U.S. dollars. During periods of adverse market conditions or for cash management purposes, in addition to investing in the securities of U.S. issuers, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency units), money market securities, or high quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

Because the fund focuses its investments in European countries, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region.

The prices of foreign securities may be further affected by other factors, including:

o Currency Exchange Rates -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and Economic Conditions -- The value of the fund's investments may be adversely affected by political and social instability and by changes in economic or taxation policies.

o Regulations -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]
                                 EUROPE GROWTH

             YEAR                                          RETURN(%)
             ----                                          --------
             1989.........................................   40.62%
             1990.........................................  (14.72)%
             1991.........................................    4.33%
             1992.........................................  (11.26)%
             1993.........................................   28.32%
             1994.........................................   (5.80)%
             1995.........................................    9.86%
             1996.........................................   19.61%
             1997.........................................   11.20%
             1998.........................................   16.63%


During the period shown in the bar chart, the highest quarterly return was 23.25% (quarter ended 3/31/98) and the lowest quarterly return was (21.04)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one, five and ten years and since inception compare to those of a broad-based securities market index.


=======================================================================================================
     Average Annual Total Returns
  (for the periods ended December 31,
                 1998)                                                              Since     Inception
                                          1 Year       5 Years       10 Years     Inception      Date
-------------------------------------------------------------------------------------------------------
Class A                                   16.63%        9.93%         8.62%        13.06%      7/18/85
-------------------------------------------------------------------------------------------------------
Class B                                   15.80         9.23           --          11.53        4/1/93
-------------------------------------------------------------------------------------------------------
Class C                                     --           --            --           --          5/3/99
-------------------------------------------------------------------------------------------------------
MSCI Europe Index(1)                      28.53        19.10         15.23         18.29(2)    7/31/85
=======================================================================================================

(1) The MSCI Europe Index measures performance for 14 European developed country stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stock's liquidity.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:


                                                              Class A    Class B   Class C
                                                              -------    -------   -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   5.50%      None       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)     5.00       1.00

Annual Fund Operating Expenses
     (expenses that are deducted from fund assets)

     Management Fees                                          [0.00%]    [0.00%]    [0.00%]
     Distribution and/or Service (12b-1) Fees                 [0.35]     [1.00]     [1.00]
     Other Expenses                                           [0.00]     [0.00]     [0.00]
     Total Annual Fund Operating Expenses                     [0.00]     [0.00]     [0.00]
                                                              ======     ======     ======
     Expense Reimbursement(2)                                 [0.00]     [0.00]     [0.00]
     Net Expenses                                             [0.00]     [0.00]     [0.00]

---------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
[(2) The investment advisor has agreed to limit expenses through May 31, 2000.
     The waiver may not be terminated.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year          3 Years          5 Years         10 Years
                  ------          -------          -------         --------
Class A            $               $               $               $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A            $                 $               $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Ltd. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in ______________. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of __% of average net assets.

PORTFOLIO MANAGER

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, [who is an officer of the subadvisor,] is

o Steven Chamberlain, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


Class A                                                                        Year Ended December 31,
-------                                                ---------------------------------------------------------------------
                                                          1998           1997           1996           1995         1994
                                                       ----------     ----------     ----------     ----------    ----------
Net asset value, beginning of period                       $xx.xx         $xx.xx        $ xx.xx         $xx.xx        $xx.xx
-----------------------------------------------------  ----------     ----------     ----------     ----------    ----------
Income from investment operations:
  Net investment income (loss)                              (x.xx)(a)      (x.xx)(a)      (x.xx)(a)      (x.xx)        (x.xx)
-----------------------------------------------------  ----------     ----------     ----------     ----------    ----------
  Net gains on securities
     (both realized and unrealized)                         (x.xx)         (x.xx)         (x.xx)         (x.xx)        (x.xx)
-----------------------------------------------------  ----------     ----------     ----------     ----------    ----------
     Total from investment operations                       (x.xx)          x.xx           x.xx           x.xx          x.xx
=====================================================  ==========     ==========     ==========     ==========    ==========
Distributions from net realized gains                       (x.xx)         (x.xx)         (x.xx)         (x.xx)        -----
-----------------------------------------------------  ----------     ----------     ----------     ----------    ----------
Net asset value, end of period                             $xx.xx         $xx.xx         $xx.xx         $xx.xx        $xx.xx
=====================================================  ==========     ==========     ==========     ==========    ==========
Total return(b)                                             (x.xx)%        (x.xx)%        (x.xx)%        (x.xx)%       (x.xx)%
=====================================================  ==========     ==========     ==========     ==========    ==========

Ratios/supplemental data:
Net assets, end of period (000s omitted)(c)               $xx,xxx     $x,xxx,xxx     $x,xxx,xxx     $x,xxx,xxx    $x,xxx,xxx
=====================================================  ==========     ==========     ==========     ==========    ==========
Ratio of expenses to average net assets(c)                   x.xx%(d)       x.xx           x.xx           x.xx          x.xx
=====================================================  ==========     ==========     ==========     ==========    ==========
Ratio of net investment income (loss)
  to average net assets(c)                                  (x.xx)%(d)     (x.xx)%        (x.xx)%        (x.xx)%       (x.xx)%
=====================================================  ==========     ==========     ==========     ==========    ==========
Portfolio turnover rate                                        xx%            xx%            xx%            xx%           xx%
=====================================================  ==========     ==========     ==========     ==========    ==========

(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.


Class B                                                                Year Ended December 31,
-------                                         ---------------------------------------------------------------------
                                                   1998              1997              1996           1995          1994
                                                ----------        ----------        ----------     ----------    ----------
Net asset value, beginning of period            $    xx.xx        $    xx.xx        $    xx.xx     $    xx.xx    $    xx.xx
----------------------------------------------  ----------        ----------        ----------     ----------    ----------
Income from investment operations:
  Net investment income (loss)                       (x.xx)            (x.xx)            (x.xx)         (x.xx)        (x.xx)
----------------------------------------------  ----------        ----------        ----------     ----------    ----------
  Net gains (losses) on securities
     (both realized and unrealized                   (x.xx)            (x.xx)            (x.xx)         (x.xx)        (x.xx)
----------------------------------------------  ----------        ----------        ----------     ----------    ----------
     Total from investment operations                (x.xx)            (x.xx)            (x.xx)         (x.xx)        (x.xx)
==============================================  ==========        ==========        ==========     ==========    ==========
Distributions from net realized gains                (x.xx)            (x.xx)              ---          (x.xx)        (x.xx)
----------------------------------------------  ----------        ----------        ----------     ----------    ----------
Net asset value, end of period                  $    xx.xx        $    xx.xx        $    xx.xx     $    xx.xx    $    xx.xx
==============================================  ==========        ==========        ==========     ==========    ==========
Total return(a)                                      (x.xx)%           (x.xx)%           (x.xx)%        (x.xx)%       (x.xx)%
==============================================  ==========        ==========        ==========     ==========    ==========
Ratios/supplement data:
  Net assets, end of period (000s omitted)      $   xx,xxx        $   xx,xxx        $   xx,xxx     $   xx,xxx    $   xx,xxx
==============================================  ==========        ==========        ==========     ==========    ==========
Ratio of expenses to average net assets(b)            x.xx%(c)(d)       x.xx%(c)(d)       x.xx%          x.xx%         x.xx%
==============================================  ==========        ==========        ==========     ==========    ==========
Ratio of net investment income (loss)
  to average net assets                              (x.xx)%(c)        (x.xx)%(c)        (x.xx)%        (x.xx)%       (x.xx)%
==============================================  ==========        ==========        ==========     ==========    ==========
Portfolio turnover rate                                 xx%               xx%               xx%            xx%           xx%
==============================================  ==========        ==========        ==========     ==========    ==========


(a)  Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expenses reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are x.xx%, x.xx%, x.xx% and x.xx%, respectively for 1998-1995.

(d)  Ratios are based on average net assets of $xxx,xxx,xxx.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been x.xx%.

(f)  Annualized.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (x.xx%), (x.xx)%, (x.xx)% and (x.xx)%, respectively for 1998-1995.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

  Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

  * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $  100,000    1.00%         1.01%
$100,000 but less than $  250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

  The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  50

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807

                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last thirty days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Europe Growth Fund
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                  Subject to Completion dated February 12, 1999




[AIM LOGO APPEARS HERE]





AIM JAPAN GROWTH FUND
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM Japan Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
 HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
       INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS


                                                                                                       PAGE


INVESTMENT OBJECTIVE AND STRATEGIES....................................................................   3
PRINCIPAL RISKS OF INVESTING IN THE FUND...............................................................   3
PERFORMANCE INFORMATION................................................................................   5
         ANNUAL TOTAL RETURNS..........................................................................   5
         PERFORMANCE TABLE.............................................................................   6
FEE TABLE AND EXPENSE EXAMPLE..........................................................................   7
         FEE TABLE.....................................................................................   7
         EXPENSE EXAMPLE...............................................................................   7
FUND MANAGEMENT........................................................................................   9
         THE ADVISOR AND SUBADVISOR....................................................................   9
         ADVISOR COMPENSATION..........................................................................   9
         PORTFOLIO MANAGERS............................................................................   9
OTHER INFORMATION......................................................................................  10
         INITIAL SALES CHARGES FOR CLASS A SHARES......................................................  10
         DIVIDENDS AND DISTRIBUTIONS...................................................................  10
FINANCIAL HIGHLIGHTS...................................................................................  11
SHAREHOLDER INFORMATION................................................................................ A-1
         CHOOSING A SHARE CLASS........................................................................ A-1
         PURCHASING SHARES............................................................................. A-4
         REDEEMING SHARES.............................................................................. A-5
         EXCHANGING SHARES............................................................................. A-7
         PRICING OF SHARES............................................................................. A-8
         TAXES......................................................................................... A-8
OBTAINING ADDITIONAL INFORMATION........................................................... BACK COVER PAGE










The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in Japan. The fund typically considers a company to be domiciled in Japan if it (i) is organized under the laws of, or has its principal office in, Japan, or (2) normally derives 50% or more of its total revenues from business in Japan, provided that, in the view of the fund's portfolio managers, the value of the issuer's securities tend to reflect Japan's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside Japan. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality.

The fund may also invest in issuers in developing countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting investments, the fund's portfolio managers seek to identify industries that, in view of political and economic considerations, including currency movements, are likely to produce above-average growth rates. The portfolio managers also attempt to identify those companies in countries and industries that are best positioned and managed to take advantage of these economic and political factors, but only after balancing the potential for growth of selected companies in each market relative to the risks of investing in that market. The portfolio managers further allocate investments among fixed income securities of particular issuers on the basis of their views as to the best values then currently available in the marketplace. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, or high-quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

Because the fund focuses its investments in Japan, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region. Additionally, the Japanese securities markets are less regulated than those in the United States, and market prices may be distorted to serve political or other purposes. In addition, shareholders' rights are not always equally enforced.

The prices of foreign securities may be further affected by other factors including:

o Currency Exchange Rates -- The dollar value of the fund's foreign investments will be affected by changes in the rates between the dollar and the currencies in which those investments are traded.

o Political and Economic Conditions -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U. S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than the U.S. securities.

[To the extent that the fund invests in securities of issuers in developing countries, the factors listed above may have a greater effect on the fund. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.]

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.



                                    [GRAPH]

                                  JAPAN GROWTH


         YEAR                                                      RETURN %
         ----                                                      --------
         1989.....................................................  60.73
         1990.....................................................  28.76
         1991.....................................................  (2.79)
         1992..................................................... (21.51)
         1993.....................................................  33.45
         1994.....................................................   6.56
         1995.....................................................   1.94
         1996.....................................................  (7.43)
         1997.....................................................  (7.99)
         1998.....................................................  (0.54)

During the period shown in the bar chart, the highest quarterly return was 25.16% (quarter ended 9/30/89) and the lowest quarterly return was (28.63)% (quarter ended 9/30/90).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one, five and ten years and since inception compare to those of a broad-based securities market index.



=========================================================================================================
     Average Annual Total Returns
   (for the periods ended December
              31, 1998)                                                           Since       Inception
                                          1 Year       5 Years     10 Years     Inception       Date
---------------------------------------------------------------------------------------------------------
Class A                                  (0.54)%       (1.65)%       0.71%        10.81%       7/18/85
---------------------------------------------------------------------------------------------------------
Class B                                  (1.25)        (2.29)          --          0.78         4/1/93
---------------------------------------------------------------------------------------------------------
Class C                                     --            --           --            --         5/3/99
---------------------------------------------------------------------------------------------------------
MSCI Japan Index (1)                      5.05         (3.69)       (5.33)         7.98(2)     7/31/85
=========================================================================================================

(1) The MSCI Japan Index is an arithmetic average, weighted by market value, of the performance of 310 securities listed on the Japanese stock exchanges.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                             Class A    Class B    Class C
                                                            ---------  --------   ---------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                    5.50%      None       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)     5.00       1.00

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                          [0.00%]    [0.00%]    [0.00%]
     Distribution and/or Service (12b-1) Fees                 [0.35]     [1.00]     [1.00]
     Other Expenses                                           [0.00]     [0.00]     [0.00]
     Total Annual Fund Operating Expenses                     [0.00]     [0.00]     [0.00]
                                                              ======     ======     ======
     Expense Reimbursement(2)                                 [0.00]     [0.00]     [0.00]
     Net Expenses                                             [0.00]     [0.00]     [0.00]

-------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

[(2) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year           3 Years         5 Years           10 Years
                  ------           -------         -------           --------
Class A          $                 $               $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years         5 Years           10 Years
                  ------            -------         -------           --------
Class A           $                 $               $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO (NY), Inc. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 1166 Avenue of the Americas, New York, New York 10036. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in ___________. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of ____% of average net assets.

PORTFOLIO MANAGER

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, [who is an officer of the subadvisor,] is


o Andrew Callender, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.



Class A                                                                            Year Ended December 31,
-------                                                    --------------------------------------------------------------------

                                                               1998           1997           1996           1995        1994
                                                           ------------  -------------  ------------     ----------  ----------
Net asset value, beginning of period                       $  xx.xx       $    xx.xx     $     xx.xx     $    xx.xx    $    xx.xx
---------------------------------------------------------  --------       ----------     -----------     ----------    ----------
Income from investment operations:
 Net investment income (loss)                                (x.xx)(a)         (x.xx)(a)       (x.xx)(a)      (x.xx)        (x.xx)
---------------------------------------------------------  --------       ----------     -----------     ----------    ----------
 Net gains on securities (both realized and unrealized)      (x.xx)            (x.xx)          (x.xx)         (x.xx)        (x.xx)
=========================================================  ========       ===========    ===========     ==========    ==========
   Total from investment operations                           (x.xx)            x.xx            x.xx           x.xx          x.xx
---------------------------------------------------------  --------       ----------     -----------     ----------    ----------
Distributions from net realized gains                         (x.xx)           (x.xx)          (x.xx)         (x.xx)           --
---------------------------------------------------------  --------       ----------     -----------     ----------    ----------
Net asset value, end of period                             $  xx.xx       $     xx.xx    $     xx.xx     $    xx.xx    $    xx.xx
=========================================================  ========       ===========    ===========     ==========    ==========
Total return  (b)                                             (x.xx)%           (x.xx)%        (x.xx)%        (x.xx)%       (x.xx)%
=========================================================  ========       ===========    ===========     ==========    ==========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ xx,xxx       $ x,xxx,xxx    $ x,xxx,xxx    $ x,xxx,xxx    $x,xxx,xxx
=========================================================  ========       ===========    ===========    ===========    ==========
Ratio of expenses to average net assets (c)                    x.xx%(d)          x.xx           x.xx           x.xx          x.xx
=========================================================  ========       ===========    ===========    ===========    ==========
Ratio of net investment income (loss) to average
     net assets (c)                                           (x.xx)%(d)        (x.xx)%        (x.xx)%        (x.xx)%       (x.xx)%
=========================================================  ========       ===========    ===========    ===========    ==========
Portfolio turnover rate                                          xx%               xx%            xx%            xx%           xx%
=========================================================  ========       ===========    ===========    ===========    ==========

(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998 - 1995.

                                                                                   Year Ended December 31,
                                                             -------------------------------------------------------------------
Class B                                                          1998            1997           1996         1995        1994
-------                                                      ------------    ------------     ---------  ----------    ---------
Net asset value, beginning of period                         $  xx.xx        $  xx.xx         $  xx.xx     $  xx.xx       $ xx.xx
-----------------------------------------------------------  --------        --------         --------     --------       -------
Income from investment operations:
 Net investment income (loss)                                   (x.xx)          (x.xx)           (x.xx)       (x.xx)        (x.xx)
-----------------------------------------------------------  --------        --------         --------     --------       -------
 Net gains (losses) on securities (both realized and
      unrealized)                                               (x.xx)          (x.xx)           (x.xx)       (x.xx)        (x.xx)
-----------------------------------------------------------  --------        --------         --------     --------       -------
    Total from investment operations                            (x.xx)          (x.xx)           (x.xx)       (x.xx)        (x.xx)
===========================================================  ========        ========         ========     ========       =======
Distributions from net realized gains                           (x.xx)          (x.xx)              --        (x.xx)        (x.xx)
-----------------------------------------------------------  --------        --------         --------     --------       -------
Net asset value, end of period                               $  xx.xx        $  xx.xx         $  xx.xx     $  xx.xx      $  xx.xx
===========================================================  ========        ========         ========     ========       =======
Total return (a)                                                (x.xx)%         (x.xx)%          (x.xx)%      (x.xx)%       (x.xx)%
===========================================================  ========        ========         ========     ========       =======

Ratios/supplement data:
Net assets, end of period (000s omitted)                     $ xx,xxx        $ xx,xxx         $ xx,xxx     $ xx,xxx      $ xx,xxx
===========================================================  ========        ========         ========     ========       =======
Ratio of expenses to average net assets (b)                      x.xx%(c)(d)     x.xx%(c)(d)      x.xx%        x.xx%         x.xx%
===========================================================  ========        ========         ========     ========       =======
Ratio of net investment income (loss) to average net
assets (f)                                                      (x.xx)%(c)      (x.xx)%(c)       (x.xx)%      (x.xx)%       (x.xx)%
===========================================================  ========        ========         ========     ========       =======
Portfolio turnover rate                                            xx%             xx%              xx%          xx%           xx%
===========================================================  ========        ========         ========     ========       =======

(a)  Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expenses reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are x.xx%, x.xx%, x.xx% and x.xx%, respectively for 1998-1995.

(d)  Ratios are based on average net assets of $xxx,xxx,xxx.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been x.xx%.

(f)  Annualized.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (x.xx%), (x.xx)%, (x.xx)% and (x.xx)%, respectively for 1998-1995.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

  Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

  * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $  100,000    1.00%         1.01%
$100,000 but less than $  250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

  The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  50

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807

                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last thirty days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                A I M Distributors, Inc.
                        11 Greenway Plaza, Suite 100
                        Houston, TX 77046-1173

BY TELEPHONE:           (800) 347-4246

BY E-MAIL:              general@aimfunds.com

ON THE INTERNET:        http://www.aimfunds.com (prospectuses and annual and
                        semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Japan Growth Fund
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion dated February 12, 1999


[AIM LOGO APPEARS HERE]



AIM MID CAP EQUITY FUND
                                                                     PROSPECTUS
                                                                     MAY 3, 1999


AIM Mid Cap Equity Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

    AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE
        COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
           DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS
                  ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                       OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

                                                                                             PAGE
INVESTMENT OBJECTIVE AND STRATEGIES.............................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND........................................................3
PERFORMANCE INFORMATION.........................................................................5
         ANNUAL TOTAL RETURNS...................................................................5
         PERFORMANCE TABLE......................................................................6
FEE TABLE AND EXPENSE EXAMPLE...................................................................7
         FEE TABLE..............................................................................7
         EXPENSE EXAMPLE........................................................................7
FUND MANAGEMENT.................................................................................9
         THE ADVISOR............................................................................9
         ADVISOR COMPENSATION...................................................................9
         PORTFOLIO MANAGERS.....................................................................9
OTHER INFORMATION..............................................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES..............................................10
         DIVIDENDS AND DISTRIBUTIONS...........................................................10
FINANCIAL HIGHLIGHTS...........................................................................11
SHAREHOLDER INFORMATION.......................................................................A-1
         CHOOSING A SHARE CLASS...............................................................A-1
         PURCHASING SHARES....................................................................A-4
         REDEEMING SHARES.....................................................................A-5
         EXCHANGING SHARES....................................................................A-7
         PRICING OF SHARES....................................................................A-8
         TAXES................................................................................A-8
OBTAINING ADDITIONAL INFORMATION..................................................BACK COVER PAGE



The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of United States issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Mid Cap(TM) Index.

The fund may invest up to 35% of its total assets in equity securities of other U.S. issuers and of foreign issuers in the form of American Depositary Receipts or other securities convertible into the securities of foreign issuers. The fund may also invest up to 35% of its total assets in investment-grade debt securities of U.S. and foreign issuers. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, AIM seeks to identify those companies that are, in AIM's view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market securities, or high quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, the potential lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                 Mid Cap Equity

                                    [GRAPH]

            Year                                               Return
            ----                                               ------
            1989 ............................................  54.77%
            1990 ............................................   (7.4)%
            1991 ............................................  19.29%
            1992 ............................................  31.74%
            1993 ............................................   8.34%
            1994 ............................................  15.69%
            1995 ............................................  23.23%
            1996 ............................................  15.65%
            1997 ............................................  14.05%
            1998 ............................................  (4.71)%

During the period shown in the bar chart, the highest quarterly return was 25.61% (quarter ended 12/31/92) and the lowest quarterly return was (25.00)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one, five and ten years and since inception compare to those of a broad-based securities market index.

=========================================================================================================
     Average Annual Total Returns
   (for the periods ended December
              31, 1998)                                                           Since       Inception
                                          1 Year        5 Years      10 Years    Inception       Date
---------------------------------------------------------------------------------------------------------
Class A                                   (4.71)%       12.37%       15.90%       13.12%       6/9/87
---------------------------------------------------------------------------------------------------------
Class B                                   (5.41)        11.64          ---        12.94        4/1/93
---------------------------------------------------------------------------------------------------------
Class C                                     ---           ---          ---          ---        5/3/99
---------------------------------------------------------------------------------------------------------
Russell Mid Cap(TM)Index(1)               10.09         17.35        16.69        14.46(2)     5/31/87
=========================================================================================================

(1) The Russell Mid Cap(TM) Index comprises the capitalization-weighted average price of 800 selected common stocks of medium-size domestic companies. Its performance includes the effect of reinvested dividends and is measured in U.S. dollars.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A    Class B    Class C
                                                              -------    -------    -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                     5.50%      None       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)               None(1)    5.00       1.00

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                           [0.00%]    [0.00%]    [0.00%]
     Distribution and/or Service (12b-1) Fees                  [0.35]     [1.00]     [1.00]
     Other Expenses                                            [0.00]     [0.00]     [0.00]
     Total Annual Fund Operating Expenses                      [0.00]     [0.00]     [0.00]
                                                               ======     ======     ======
     Expense Reimbursements(2)                                 [0.00]     [0.00]     [0.00]
     Net Expenses                                              [0.00]     [0.00]     [0.00]


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
[(2) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                 $                $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------
Class A           $                 $                $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of ____% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

o Robert A. Shelton, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. Prior to 1995, he was a financial analyst for CS First Boston.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


Class A                                                                              Year Ended December 31,
-------                                                         ------------------------------------------------------------------
                                                                  1998          1997            1996         1995          1994
                                                                -------      ----------      ----------   ----------    ----------
Net asset value, beginning of period                            $ xx.xx      $    xx.xx      $    xx.xx   $    xx.xx    $    xx.xx
--------------------------------------------------------------- -------      ----------      ----------   ----------    ----------
Income from investment operations:
  Net investment income (loss)                                    (x.xx) (a)      (x.xx) (a)      (x.xx)       (x.xx)        (x.xx)
--------------------------------------------------------------- -------      ----------      ----------   ----------    ----------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)          (x.xx)       (x.xx)        (x.xx)
=============================================================== -------      ----------      ----------   ----------    ----------
    Total from investment operations                              (x.xx)           x.xx            x.xx         x.xx          x.xx
--------------------------------------------------------------- -------      ----------      ----------   ----------    ----------
Distributions from net realized gains                             (x.xx)          (x.xx)          (x.xx)       (x.xx)           --
--------------------------------------------------------------- -------      ----------      ----------   ----------    ----------
Net asset value, end of period                                  $ xx.xx      $    xx.xx      $    xx.xx   $    xx.xx    $    xx.xx
=============================================================== =======      ==========      ==========   ==========    ==========
Total return  (b)                                                 (x.xx)%         (x.xx)%         (x.xx)%      (x.xx)%       (x.xx)%
=============================================================== =======      ==========      ==========   ==========    ==========

Ratios/supplemental data:
Net assets, end of period (000s ommitted) (c)                   $xx,xxx      $x,xxx,xxx      $x,xxx,xxx   $x,xxx,xxx    $x,xxx,xxx
=============================================================== =======      ==========      ==========   ==========    ==========
Ratio of expenses to average net assets (c)                        x.xx% (d)       x.xx            x.xx         x.xx          x.xx
=============================================================== =======      ==========      ==========   ==========    ==========
Ratio of net investment income (loss) to average net assets (c)   (x.xx)%(d)      (x.xx)%         (x.xx)%      (x.xx)%       (x.xx)%
=============================================================== =======      ==========      ==========   ==========    ==========
Portfolio turnover rate                                              xx%             xx%             xx%          xx%           xx%
=============================================================== =======      ==========      ==========   ==========    ==========

(a)  Calculated using average shares outstanding.
(b)  Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

Class B                                                                           Year Ended December 31,
-------                                                         ------------------------------------------------------------
                                                                  1998           1997            1996      1995       1994
                                                                -------         -------         -------   -------    -------
Net asset value, beginning of period                            $ xx.xx         $ xx.xx         $ xx.xx   $ xx.xx    $ xx.xx
--------------------------------------------------------------- -------         -------         -------   -------    -------
Income from investment operations:
  Net investment income (loss)                                    (x.xx)          (x.xx)          (x.xx)    (x.xx)     (x.xx)
--------------------------------------------------------------- -------         -------         -------   -------    -------
  Net gains on securities (both realized and unrealized)          (x.xx)          (x.xx)          (x.xx)    (x.xx)     (x.xx)
=============================================================== -------         -------         -------   -------    -------
    Total from investment operations                              (x.xx)          (x.xx)          (x.xx)    (x.xx)     (x.xx)
--------------------------------------------------------------- -------         -------         -------   -------    -------
Distributions from net realized gains                             (x.xx)          (x.xx)             --     (x.xx)     (x.xx)
--------------------------------------------------------------- -------         -------         -------   -------    -------
Net asset value, end of period                                  $ xx.xx         $ xx.xx         $ xx.xx   $ xx.xx    $ xx.xx
=============================================================== =======         =======         =======   =======    =======
Total return  (a)                                                 (x.xx)%         (x.xx)%         (x.xx)%   (x.xx)%    (x.xx)%
=============================================================== =======         =======         =======   =======    =======

Ratios/supplemental data:
Net assets, end of period (000s ommitted)                       $xx,xxx         $xx,xxx         $xx,xxx   $xx,xxx    $xx,xxx
=============================================================== =======         =======         =======   =======    =======
Ratio of expenses to average net assets (b)                        x.xx% (c)(d)    x.xx% (c)(d)    x.xx%     x.xx%      x.xx%
=============================================================== =======         =======         =======   =======    =======
Ratio of net investment income (loss) to average net assets (f)   (x.xx)%(c)      (x.xx)%(c)      (x.xx)%   (x.xx)%    (x.xx)%
=============================================================== =======         =======         =======   =======    =======
Portfolio turnover rate                                              xx%             xx%             xx%       xx%        xx%
=============================================================== =======         =======         =======   =======    =======


(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and/or expenses reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are x.xx%, x.xx%, x.xx% and x.xx%, respectively for 1998-1995.
(d)  Ratios are based on average net assets of $xxx,xxx,xxx.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been x.xx%.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (x.xx%), (x.xx)%, (x.xx)% and (x.xx)%, respectively for 1998-1995.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

  Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

  * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $  100,000    1.00%         1.01%
$100,000 but less than $  250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

  The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  50

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807

                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last thirty days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]


OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Mid Cap Equity Fund
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion dated February 12, 1999


[AIM LOGO]



AIM NEW PACIFIC GROWTH FUND
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM New Pacific Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
            WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS


                                                                                                      PAGE

INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................9
         THE ADVISOR AND SUBADVISOR......................................................................9
         ADVISOR COMPENSATION............................................................................9
         PORTFOLIO MANAGERS..............................................................................9
OTHER INFORMATION.......................................................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES.......................................................10
         DIVIDENDS AND DISTRIBUTIONS....................................................................10
FINANCIAL HIGHLIGHTS....................................................................................11
SHAREHOLDER INFORMATION................................................................................A-1
         CHOOSING A SHARE CLASS........................................................................A-1
         PURCHASING SHARES.............................................................................A-4
         REDEEMING SHARES..............................................................................A-5
         EXCHANGING SHARES.............................................................................A-7
         PRICING OF SHARES.............................................................................A-8
         TAXES.........................................................................................A-8
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE


















The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in twelve countries, other than Japan, located in the Pacific region. These countries are designated as the fund's primary investment area, and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country or has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country, provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere. The fund will normally invest in the securities of companies located in at least three different countries.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area. The fund may also invest up to 35% of its total assets in investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, the fund's portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The fund's portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, or high-quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting Pacific region countries, such as substantial economic or regulatory changes. Because the fund focuses its investments in Pacific region countries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors including:

o Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

[To the extent that the fund invests in securities of issuers in developing countries, the factors listed above may have a greater effect on the fund. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.]

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]
                               NEW PACIFIC GROWTH

               Year                  Return %
               ----                  --------
               1989                    48.12
               1990                   (10.96)
               1991                    13.07
               1992                    (7.96)
               1993                     60.6
               1994                   (19.73)
               1995                     7.45
               1996                    20.04
               1997                   (44.25)
               1998                   (19.09)


During the period shown in the bar chart, the highest quarterly return was 23.94% (quarter ended 12/31/93) and the lowest quarterly return was (31.51)% (quarter ended 12/31/97).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one, five and ten years and since inception compare to those of a broad-based securities market index.


=======================================================================================================
     Average Annual Total Returns
  (for the periods ended December 31,
                 1998)                                                           Since      Inception
                                          1 Year       5 Years     10 Years    Inception       Date
-------------------------------------------------------------------------------------------------------
Class A                                  (19.09)%     (14.12)%      0.29%        8.43%       1/19/77
-------------------------------------------------------------------------------------------------------
Class B                                  (19.55)      (14.72)        ---        (6.98)        4/1/93
-------------------------------------------------------------------------------------------------------
Class C                                    ---          ---          ---         ---          5/3/99
-------------------------------------------------------------------------------------------------------
MSCI AC Pacific Free ex-Japan             (2.07)       (7.75)       6.76         8.73(2)    12/31/77
Index(1)
=======================================================================================================


(1) The MSCI AC Pacific Free ex-Japan Index is a group of unmanaged securities from all developed and emerging markets in the Pacific Rim, excluding Japan, tracked by Morgan Stanley Capital International. A "Free" Index includes only securities available to non-domestic investors.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest history.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A    Class B    Class C
                                                              -------    -------    -------

Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   5.50%      None       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)    5.00       1.00

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                          [0.00%]    [0.00%]    [0.00%]
     Distribution and/or Service (12b-1) Fees                 [0.35]     [1.00]     [1.00]
     Other Expenses                                           [0.00]     [0.00]     [0.00]
     Total Annual Fund Operating Expenses                     [0.00]     [0.00]     [0.00]
                                                              =====      =====      =====
     Expense Reimbursement(2)                                 [0.00]     [0.00]     [0.00]
     Net Expenses                                             [0.00]     [0.00]     [0.00]

--------------
(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

[(2) The investment advisor has agreed to limit expenses through May 31, 2000.
     The waiver may not be terminated.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------

Class A           $                 $                $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                  1 Year            3 Years          5 Years           10 Years
                  ------            -------          -------           --------

Class A           $                 $                $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO (NY), Inc. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 1166 Avenue of the Americas, New York, New York 10036. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in ________________. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of ____% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor,] are

o Anna Tong, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1985.

o Sammy Lau, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since December 1994. From November 1993 to November 1994, he was an Associate at J.P. Morgan (Hong Kong).

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


Class A                                                                      Year Ended December 31,
--------                                           --------------------------------------------------------------------------
                                                    1998             1997              1996            1995           1994
                                                   -------        ----------        ----------      ----------     ----------
Net asset value, beginning of period               $ xx.xx        $    xx.xx        $    xx.xx      $    xx.xx     $    xx.xx
-----------------------------------------------    -------        ----------        ----------      ----------     ----------
Income from investment operations:
  Net investment income (loss)                       (x.xx)(a)         (x.xx)(a)         (x.xx)(a)       (x.xx)         (x.xx)
-----------------------------------------------    -------        ----------        ----------      ----------     ----------
  Net gains on securities (both realized and
      unrealized)                                    (x.xx)            (x.xx)            (x.xx)          (x.xx)         (x.xx)
-----------------------------------------------    -------        ----------        ----------      ----------     ----------
    Total from investment operations                 (x.xx)             x.xx              x.xx            x.xx           x.xx
===============================================    =======        ==========        ==========      ==========     ==========
Distributions from net realized gains                (x.xx)            (x.xx)            (x.xx)          (x.xx)            --
-----------------------------------------------    -------        ----------        ----------      ----------     ----------
Net asset value, end of period                     $ xx.xx        $    xx.xx        $    xx.xx      $    xx.xx     $    xx.xx
===============================================    =======        ==========        ==========      ==========     ==========
Total return  (b)                                    (x.xx)%           (x.xx)%           (x.xx)%         (x.xx)%        (x.xx)%
===============================================    =======        ==========        ==========      ==========     ==========

Ratios/supplemental data:
Net assets, end of period (000s omitted)           $xx,xxx        $x,xxx,xxx        $x,xxx,xxx      $x,xxx,xxx     $x,xxx,xxx
===============================================    =======        ==========        ==========      ==========     ==========
Ratio of expenses to average net assets (c)           x.xx%(d)          x.xx              x.xx            x.xx           x.xx
===============================================    =======        ==========        ==========      ==========     ==========
Ratio of net investment income (loss) to
  average net assets (c)                             (x.xx)%(d)        (x.xx)%           (x.xx)%         (x.xx)%        (x.xx)%
===============================================    =======        ==========        ==========      ==========     ==========
Portfolio turnover rate                                 xx%               xx%               xx%             xx%            xx%
===============================================    =======        ==========        ==========      ==========     ==========


(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

Class B                                                                         Year Ended December 31,
-------                                          ------------------------------------------------------------------------------
                                                   1998               1997                1996           1995           1994
                                                 --------          ----------          ----------     ----------     ----------
Net asset value, beginning of period             $  xx.xx          $    xx.xx          $    xx.xx     $    xx.xx     $    xx.xx
-------------------------------------------      --------          ----------          ----------     ----------     ----------
Income from investment operations:
  Net investment income (loss)                      (x.xx)              (x.xx)              (x.xx)         (x.xx)         (x.xx)
-------------------------------------------      --------          ----------          ----------     ----------     ----------
  Net gains (losses) on securities (both
    realized  and unrealized)                       (x.xx)              (x.xx)              (x.xx)         (x.xx)         (x.xx)
-------------------------------------------      --------          ----------          ----------     ----------     ----------
    Total from investment operations                (x.xx)              (x.xx)              (x.xx)         (x.xx)         (x.xx)
===========================================      ========          ==========          ==========     ==========     ==========
Distributions from net realized gains               (x.xx)              (x.xx)               ---           (x.xx)         (x.xx)
-------------------------------------------      --------          ----------          ----------     ----------     ----------
Net asset value, end of period                   $  xx.xx          $    xx.xx          $    xx.xx     $    xx.xx     $    xx.xx
===========================================      ========          ==========          ==========     ==========     ==========
Total return(a)                                     (x.xx)%             (x.xx)%             (x.xx)%        (x.xx)%        (x.xx)%
===========================================      ========          ==========          ==========     ==========     ==========

Ratios/supplemental data:
Net assets, end of period (000s omitted)         $ xx,xxx          $x,xxx,xxx          $x,xxx,xxx     $x,xxx,xxx     $x,xxx,xxx
===========================================      ========          ==========          ==========     ==========     ==========
Ratio of expenses to average net assets(b)           x.xx%(c)(d)         x.xx%(c)(d)         x.xx%         x.xx%           x.xx%
===========================================      ========          ==========          ==========     ==========     ==========
Ratio of net investment income (loss) to
  average net assets(f)                             (x.xx)%(c)          (x.xx)%(c)          (x.xx)%        (x.xx)%        (x.xx)%
===========================================      ========          ==========          ==========     ==========     ==========
Portfolio turnover rate                                xx%                 xx%                 xx%            xx%            xx%
===========================================      ========          ==========          ==========     ==========     ==========

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(c) After fee waivers and/or expenses reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are x.xx%, x.xx%, x.xx% and x.xx%, respectively for 1998-1995.

(d) Ratios are based on average net assets of $xxx,xxx,xxx.

(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been x.xx%.

(f) Annualized.

(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (x.xx%), (x.xx)%, (x.xx)% and (x.xx)%, respectively for 1998-1995.

(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

  Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

  * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $  100,000    1.00%         1.01%
$100,000 but less than $  250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

  The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  50

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807

                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last thirty days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM New Pacific Growth Fund
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  Subject to Completion dated February 12, 1999


[AIM LOGO]


AIM SMALL CAP GROWTH FUND
                                                                     PROSPECTUS
                                                                     MAY 3, 1999


AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE
         COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
            DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS
                   ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU
                        OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                              PAGE
INVESTMENT OBJECTIVE AND STRATEGIES..............................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.........................................3
PERFORMANCE INFORMATION..........................................................5
         ANNUAL TOTAL RETURNS....................................................5
         PERFORMANCE TABLE.......................................................6
FEE TABLE AND EXPENSE EXAMPLE....................................................7
         FEE TABLE...............................................................7
         EXPENSE EXAMPLE.........................................................7
FUND MANAGEMENT..................................................................9
         THE ADVISOR.............................................................9
         ADVISOR COMPENSATION....................................................9
         PORTFOLIO MANAGERS......................................................9
OTHER INFORMATION...............................................................10
         INITIAL SALES CHARGES FOR CLASS A SHARES...............................10
         DIVIDENDS AND DISTRIBUTIONS............................................10
FINANCIAL HIGHLIGHTS............................................................11
SHAREHOLDER INFORMATION........................................................A-1
         CHOOSING A SHARE CLASS................................................A-1
         PURCHASING SHARES.....................................................A-4
         REDEEMING SHARES......................................................A-5
         EXCHANGING SHARES.....................................................A-7
         PRICING OF SHARES.....................................................A-8
         TAXES.................................................................A-8
OBTAINING ADDITIONAL INFORMATION...................................BACK COVER PAGE




The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its investable assets in the Small Cap Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000--Registered Trademark-- Index.

The portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The portfolio may also invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts (ADRs) or similar securities.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed income securities based on their views as to the best values then currently available in the marketplace. The portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash, high-quality money market or high-quality domestic debt securities. As a result, the fund or the portfolio may not achieve its investment objective.]

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

The fund also may invest in securities issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                Small Cap Growth

                                  [BAR CHART]


                          YEAR          RETURN (%)
                          ----          ----------
                          1996            13.81
                          1997            16.22
                          1998            23.15

During the period shown in the bar chart, the highest quarterly return was 30.28% (quarter ended 12/31/98) and the lowest quarterly return was (20.18)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.

==================================================================================================
         Average Annual Total Returns
   (for the periods ended December 31, 1998)
                                                                      Since          Inception
                                                    1 Year          Inception          Date
--------------------------------------------------------------------------------------------------
Class A                                              23.15%          17.62%          10/18/95
--------------------------------------------------------------------------------------------------
Class B                                              22.22           16.83           10/18/95
--------------------------------------------------------------------------------------------------
Class C                                                ---             ---             5/3/99
--------------------------------------------------------------------------------------------------
Russell 2000 Index(1)                                (2.55)          13.32(2)        10/31/95
==================================================================================================

(1) The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of Class A and Class B shares.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                              Class A    Class B    Class C
                                                              -------    -------    -------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                   5.50%      None       None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)             None(1)    5.00       1.00

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)(2)

     Management Fees                                         [0.00%]    [0.00%]    [0.00%]
     Distribution and/or Service (12b-1) Fees                [0.35]     [1.00]     [1.00]
     Other Expenses                                          [0.00]     [0.00]     [0.00]
     Total Annual Fund Operating Expenses                    [0.00]     [0.00]     [0.00]
                                                             =====      =====      =====
     Expense Reimbursement(3)                                [0.00]     [0.00]     [0.00]
     Net Expenses                                            [0.00]     [0.00]     [0.00]

--------------------
(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) This fee table, and the expense example below, reflects the expenses of both the fund and the portfolio.

[(3) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]

As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                   1 Year            3 Years          5 Years           10 Years
                   ------            -------          -------           --------
Class A            $                 $                $                 $
Class B
Class C

You would pay the following expenses if you did not redeem your shares:

                   1 Year            3 Years          5 Years           10 Years
                   ------            -------          -------           --------
Class A            $                 $                $                 $
Class B
Class C

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment manager and administrator for the Small Cap Portfolio (the portfolio) and the fund, and is responsible for their day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's and the fund's operations and provides investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of ____% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are


o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION

INITIAL SALES CHARGES FOR CLASS A SHARES

Purchases of Class A shares of the fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Category I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus.

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                                                October 18, 1995
Class A                                                                      Year Ended December 31,             to December 31,
-------                                                          --------------------------------------------    ---------------
                                                                     1998           1997             1996              1995
                                                                 -----------    -------------   -------------    ---------------
Net asset value, beginning of period                             $  xx.xx       $     xx.xx     $     xx.xx       $     xx.xx
---------------------------------------------------------------  --------       -----------     -----------       -----------
Income from investment operations:
 Net investment income (loss)                                       (x.xx)(a)         (x.xx)(a)       (x.xx) (a)        (x.xx)
---------------------------------------------------------------  --------       -----------     -----------       -----------
 Net gains on securities (both realized and unrealized)             (x.xx)            (x.xx)          (x.xx)            (x.xx)
---------------------------------------------------------------  --------       -----------     -----------       -----------
  Total from investment operations                                  (x.xx)             x.xx            x.xx              x.xx
===============================================================  ========       ===========     ===========       ===========
Distributions from net realized gains                               (x.xx)            (x.xx)          (x.xx)            (x.xx)
---------------------------------------------------------------  --------       -----------     -----------       -----------
Net asset value, end of period                                   $  xx.xx       $     xx.xx     $     xx.xx       $     xx.xx
===============================================================  ========       ===========     ===========       ===========
Total return  (b)                                                   (x.xx)%           (x.xx)%         (x.xx)%           (x.xx)%
===============================================================  ========       ===========     ===========       ===========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ xx,xxx       $ x,xxx,xxx     $ x,xxx,xxx       $ x,xxx,xxx
===============================================================  ========       ===========     ===========       ===========
Ratio of expenses to average net assets (c)                          x.xx% (d)         x.xx            x.xx              x.xx
===============================================================  ========       ===========     ===========       ===========
Ratio of net investment income (loss) to average net assets (c)     (x.xx)%(d)        (x.xx)%         (x.xx)%           (x.xx)%
===============================================================  ========       ===========     ===========       ===========
Portfolio turnover rate                                               xx%               xx%             xx%                xx%
===============================================================  ========       ===========     ===========       ===========

(a)  Calculated using average shares outstanding.
(b)  Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.
(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

                                                                                                                   October 18, 1995
Class B                                                                            Year Ended December 31,          to December 31,
-------                                                             ----------------------------------------------  ----------------
                                                                        1998                1997          1996           1995
                                                                    -------------      -------------  ------------  ----------------
Net asset value, beginning of period                                $   xx.xx(a)       $  xx.xx (a)   $  xx.xx (a)   $   xx.xx
----------------------------------------------------------------    ---------          --------       --------       ---------
Income from investment operations:
 Net investment income (loss)                                           (x.xx)            (x.xx)         (x.xx)          (x.xx)
----------------------------------------------------------------    ---------          --------       --------       ---------
 Net gains (losses) on securities (both realized and unrealized)        (x.xx)            (x.xx)         (x.xx)          (x.xx)
----------------------------------------------------------------    ---------          --------       --------       ---------
     Total from investment operations                                   (x.xx)            (x.xx)         (x.xx)          (x.xx)
================================================================    =========          ========        =======        ========
Distributions from net realized gains                                   (x.xx)            (x.xx)            --           (x.xx)
----------------------------------------------------------------    ---------          --------       --------       ---------
Net asset value, end of period                                      $   xx.xx          $  xx.xx       $  xx.xx       $   xx.xx
================================================================    =========          ========        =======        ========
Total return (a)                                                        (x.xx)%           (x.xx)%        (x.xx)%         (x.xx)%
================================================================    =========          ========        =======        ========

Ratios/supplement data:
Net assets, end of period (000s omitted)                            $  xx,xxx          $ xx,xxx       $ xx,xxx       $  xx,xxx
================================================================    =========          ========        =======        ========
Ratio of expenses to average net assets (b)                              x.xx%(c)(d)      x.xx%(c)(d)     x.xx%           x.xx%
================================================================    =========          ========        =======        ========
Ratio of net investment income (loss) to average net assets (f)         (x.xx)%(c)        (x.xx)%(c)     (x.xx)%         (x.xx)%
================================================================    =========          ========        =======        ========
Portfolio turnover rate                                                    xx%               xx%            xx%             xx%
================================================================    =========          ========        =======        ========

(a)  Calculated using average shares outstanding.
(b) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(c) After fee waivers and/or expenses reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are x.xx%, x.xx%, x.xx% and x.xx%, respectively for 1998-1995.
(d)  Ratios are based on average net assets of $xxx,xxx,xxx.
(e) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been x.xx%.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements are (x.xx%), (x.xx)%, (x.xx)% and (x.xx)%, respectively for 1998-1995.
(h) The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold, which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

Shareholder Information
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

  Many of the funds advised by the advisor (the AIM Funds) have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within six     charge on redemptions within
                                       years                                one year
- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")
                                     - Converts to Class A shares         - Does not convert to Class A
                                       after eight years along with a       shares
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions*
- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

  * AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund seven years after your date of purchase. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until eight years after your date of purchase of the original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                                       MCF-03/99

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   25,000    5.50%         5.82%
$ 25,000 but less than $   50,000    5.25          5.54
$ 50,000 but less than $  100,000    4.75          4.99
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    3.00          3.09
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY II INITIAL SALES CHARGES
----------------------------------------------------------
                                         INVESTOR'S
                                        SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $   50,000    4.75%         4.99%
$ 50,000 but less than $  100,000    4.00          4.17
$100,000 but less than $  250,000    3.75          3.90
$250,000 but less than $  500,000    2.50          2.56
$500,000 but less than $1,000,000    2.00          2.04
----------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
----------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                  ------------------------
AMOUNT OF INVESTMENT              AS A % OF     AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE INVESTMENT
----------------------------------------------------------
             Less than $  100,000    1.00%         1.01%
$100,000 but less than $  250,000    0.75          0.76
$250,000 but less than $1,000,000    0.50          0.50
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE              CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

  The minimum investments for AIM Fund accounts (except for investments in AIM Small Cap Opportunities Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $ 0  ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)

Automatic Investment Plans                        50                                                  50

IRA, Education IRA or Roth IRA                   250                                                  50

All other accounts                               500                                                  50
----------------------------------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed Account Application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed Account Application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807

                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions. Your shares may be subject to a contingent deferred sales charge (CDSC).

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within eighteen months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last thirty days;
                              (3) you do not hold physical share certificates; (4) you can provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                              not previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not redeem by telephone. The transfer agent must receive your call during the hours the NYSE is open for
                              business in order to effect the redemption at that day's
                              closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of trading on the New York Stock Exchange (NYSE), we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

        (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the NYSE is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                               [BACK COVER PAGE]


OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Small Cap Growth Fund
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion dated February 12, 1999





[AIM LOGO APPEARS HERE]




AIM BASIC VALUE FUND
(ADVISOR CLASS)
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM Basic Value Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
       INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                                                      PAGE


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR.....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-2
         EXCHANGING SHARES.............................................................................A-3
         PRICING OF SHARES.............................................................................A-4
         TAXES.........................................................................................A-4
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE



The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its investable assets in the Value Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

The portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments issued by U.S. issuers. The portfolio may also invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts (ADRs) or similar securities.

In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed income securities based on their views as to the best values then currently available in the marketplace. The portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash, high-quality money market or high-quality domestic debt securities. As a result, the fund or the portfolio may not achieve its investment objective.]

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

The fund also may invest in securities issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.


                                Basic Value Adv

                                    [GRAPH]

            Year                                              Return %
            ----                                              --------
            1996 ............................................  15.58%
            1997 ............................................  27.78%
            1998 ............................................   7.43%

During the period shown in the bar chart, the highest quarterly return was 15.11% (quarter ended 12/31/98) and the lowest quarterly return was (12.52)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.

==========================================================================================
         Average Annual Total Returns                             Since          Inception
   (for the periods ended December 31, 1998)       1 Year       Inception          Date
------------------------------------------------------------------------------------------
Advisor Class                                       7.43%         19.57%         10/18/95
------------------------------------------------------------------------------------------
S&P 500 Index(1)                                   28.60          29.06(2)       10/31/95
==========================================================================================

(1) The S&P 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.

(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                         Advisor Class
                                                                         -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None
     Maximum Deferred Sales Charge (Load)
        (as a percentage of original purchase price
        or redemption proceeds, whichever is less)                          None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)(1)

     Management Fees                                                       [0.00%]
     Distribution and/or Service (12b-1) Fees                               None
     Other Expenses                                                        [0.00]
     Total Annual Fund Operating Expenses                                  [0.00]
                                                                           ======

     Expense Reimbursements(2)                                             [0.00]
     Net Expenses                                                          [0.00]


(1) This fee table, and the expense example below, reflects the expenses of both the fund and the portfolio.

[(2) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years           5 Years           10 Years
                           ------           -------           -------           --------
Advisor Class              $   --           $    --           $    --           $     --

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment manager and administrator for the Basic Value Portfolio (the portfolio) and the fund, and is responsible for their day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's and the fund's operations and provides investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received
compensation of    % of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, [all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor,] are


o Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

o Evan G. Harrel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President of Van Kampen American Capital Asset Management, Inc.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                                                    October 18,
                                                                                                                       1995 to
Advisor Class                                                                 Year Ended December 31,               December 31,
-------------                                                       ---------------------------------------------    -----------
                                                                        1998          1997(b)            1996           1995
                                                                    ------------    ------------     ------------    ----------
Net asset value, beginning of period                                $  xx.xx        $  xx.xx         $  xx.xx        $  xx.xx
-----------------------------------------------------------------   --------        --------         --------        --------
Income from investment operations:
Net investment income (loss)                                           (x.xx)(a)       (x.xx)(a)        (x.xx)(a)       (x.xx)
-----------------------------------------------------------------   --------        --------         --------        --------
Net gains on securities (both realized and unrealized)                 (x.xx)          (x.xx)           (x.xx)          (x.xx)
-----------------------------------------------------------------   --------        --------         --------        --------
  Total from investment operations                                     (x.xx)          (x.xx)           (x.xx)          (x.xx)
=================================================================   ========        ========         ========        ========
Less distributions:                                                    (x.xx)          (x.xx)           (x.xx)          (x.xx)
Dividends from net investment income:                                  (x.xx)          (x.xx)           (x.xx)          (x.xx)
-----------------------------------------------------------------   --------        --------         --------        --------
Distributions from capital gains:                                      (x.xx)          (x.xx)           (x.xx)          (x.xx)
-----------------------------------------------------------------   --------        --------         --------        --------
  Total distributions                                                  (x.xx)          (x.xx)           (x.xx)          (x.xx)
-----------------------------------------------------------------   --------        --------         --------        --------
Net asset value, end of period                                      $  xx.xx        $  xx.xx         $  xx.xx        $  xx.xx
=================================================================   ========        ========         ========        ========
Total return (b)                                                       (x.xx)%         (x.xx)%          (x.xx)%         (x.xx)%
=================================================================   ========        ========         ========        ========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $ xx,xxx         $xx,xxx         $ xx,xxx        $ xx,xxx
=================================================================   ========        ========         ========        ========
Ratio of expenses to average net assets (c)                             x.xx%           x.xx%            x.xx%           x.xx%
=================================================================   ========        ========         ========        ========
Ratio of net investment income (loss) to average net assets(c)         (x.xx)%(d)      (x.xx)%          (x.xx)%         (x.xx)%
=================================================================   ========        ========         ========        ========
Portfolio turnover rate                                                   xx%(d)          xx%              xx%             xx%
=================================================================   ========        ========         ========        ========

(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx% x.xx% and x.xx% for 1998-1995.

Shareholder Information for Advisor Class Shares
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the funds advised by the advisor (the AIM Funds), your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 1                            ADV--03/99

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the program at any time on 60 days' prior written notice.

 THE DISTRIBUTOR AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO (1) REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; (2) MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR (3) WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--03/99                            A- 2

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the New York Stock Exchange (NYSE) is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

                                      A- 3                            ADV--03/99

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange
(NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--03/99                            A- 4

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Basic Value Fund - Advisor Class
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                  Subject to Completion dated February 12, 1999




[AIM LOGO]



AIM EUROPE GROWTH FUND
(ADVISOR CLASS)
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM Europe Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
         INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE
                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

                                                                                                        PAGE


INVESTMENT OBJECTIVE AND STRATEGIES....................................................................   3
PRINCIPAL RISKS OF INVESTING IN THE FUND...............................................................   3
PERFORMANCE INFORMATION................................................................................   5
         ANNUAL TOTAL RETURNS..........................................................................   5
         PERFORMANCE TABLE.............................................................................   6
FEE TABLE AND EXPENSE EXAMPLE..........................................................................   7
         FEE TABLE.....................................................................................   7
         EXPENSE EXAMPLE...............................................................................   7
FUND MANAGEMENT........................................................................................   8
         THE ADVISOR AND SUBADVISOR....................................................................   8
         ADVISOR COMPENSATION..........................................................................   8
         PORTFOLIO MANAGER.............................................................................   8
OTHER INFORMATION......................................................................................   9
         DIVIDENDS AND DISTRIBUTIONS...................................................................   9
FINANCIAL HIGHLIGHTS...................................................................................  10
SHAREHOLDER INFORMATION................................................................................ A-1
         PURCHASING SHARES............................................................................. A-1
         REDEEMING SHARES.............................................................................. A-2
         EXCHANGING SHARES............................................................................. A-3
         PRICING OF SHARES............................................................................. A-4
         TAXES......................................................................................... A-4
OBTAINING ADDITIONAL INFORMATION............................................................BACK COVER PAGE













The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in eighteen (twenty) countries located in Europe. These countries are designated as the fund's primary investment area and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country and has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its primary investment area. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, the fund's portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The fund's portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions, the fund may invest up to 100% of its total assets in the securities of U.S. issuers and denominated in U.S. dollars. During periods of adverse market conditions or for cash management purposes, in addition to investing in the securities of U.S. issuers, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currency or multinational currency units), money market securities, or high quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

Because the fund focuses its investments in European countries, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region.

The prices of foreign securities may be further affected by other factors, including:

o Currency Exchange Rates -- The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and Economic Conditions -- The value of the fund's investments may be adversely affected by political and social instability and by changes in economic or taxation policies.

o Regulations --Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.

                                    [GRAPH]

                               Europe Growth Adv

                       YEAR                       RETURN (%)
                       ----                       ----------
                       1996 ......................  20.21
                       1997 ......................  11.64
                       1998 ......................  16.88

During the period shown in the bar chart, the highest quarterly return was 23.46% (quarter ended 3/31/98) and the lowest quarterly return was (21.06)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since completion compared to those of a broad-based securities market index.


=======================================================================================================
           Average Annual Total Returns
     (for the periods ended December 31, 1998)
                                                                           Since            Inception
                                                         1 Year          Inception            Date
-------------------------------------------------------------------------------------------------------
Advisor Class                                            16.88%            15.55%            6/1/95
-------------------------------------------------------------------------------------------------------
MSCI Europe Index (1)                                    28.53             22.94(2)         5/31/95
=======================================================================================================


(1) The MSCI Europe Index measures performance for 14 European developed country stock markets. The index is capitalization weighted. Companies included in the index replicate the industry composition of each local market and, in addition, represent a sampling of large, medium and small capitalization companies from each local market, taking into account the stock's liquidity.

(2) The average annual total return given is since the closest to the inception date of the Advisor Class.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                        Advisor Class
                                                                        -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None
    Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                           None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                                       [0.00%]
     Distribution and/or Service (12b-1) Fees                               None
     Other Expenses                                                        [0.00]
     Total Annual Fund Operating Expenses                                  [0.00]
                                                                           =====
     Expense Reimbursement (1)                                             [0.00]
     Net Expenses                                                          [0.00]

-------------------

[(1) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years           5 Years           10 Years
                           ------           -------           -------           --------
Advisor Class               $ --             $ --             $ --              $ --

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Ltd. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London, EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment adviser since its organization in _______________________. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of __% of average net assets.

PORTFOLIO MANAGER

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, [who is an officer of the subadvisor,] is


o Steven Chamberlain, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                                               June 1,
                                                                                                               1995 to
Advisor Class                                                         Year Ended December 31,                December 31,
--------------                                            -----------------------------------------------   -------------
                                                              1998            1997(b)            1996           1995
                                                          --------------   --------------   -------------   -------------
Net asset value, beginning of period                      $   xx.xx        $    xx.xx       $     xx.xx      $   xx.xx
--------------------------------------------------------- ---------        ----------       -----------      ---------
Income from investment operations:
  Net investment income (loss)                                (x.xx)(a)         (x.xx)(a)         (x.xx)(a)      (x.xx)
--------------------------------------------------------- ---------        ----------       -----------      ---------
  Net gains on securities (both realized and unrealized)      (x.xx)            (x.xx)            (x.xx)         (x.xx)
========================================================= =========        ==========       ===========      =========
     Total from investment operations                         (x.xx)            (x.xx)            (x.xx)         (x.xx)
========================================================= =========        ==========       ===========      =========
Less distributions:                                           (x.xx)            (x.xx)            (x.xx)         (x.xx)
  Dividends from net investment income:                       (x.xx)            (x.xx)            (x.xx)         (x.xx)
--------------------------------------------------------- ---------        ----------       -----------      ---------
  Distributions from capital gains:                           (x.xx)            (x.xx)            (x.xx)         (x.xx)
========================================================= =========        ==========       ===========      =========
     Total distributions                                      (x.xx)            (x.xx)            (x.xx)         (x.xx)
========================================================= =========        ==========       ===========      =========
Net asset value, end of period                            $   xx.xx        $    xx.xx        $    xx.xx      $   xx.xx
========================================================= =========        ==========       ===========      =========
Total return (b)                                              (x.xx)%           (x.xx)%           (x.xx)%        (x.xx)%
========================================================= =========        ==========       ===========      =========


Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $  xx,xxx        $   xx,xxx        $   xx,xxx      $  xx,xxx
========================================================= =========        ==========       ===========      =========
Ratio of expenses to average net assets (c)                    x.xx%             x.xx%             x.xx%          x.xx%
========================================================= =========        ==========       ===========      =========
Ratio of net investment income (loss) to
    average net assets (c)                                    (x.xx)%(d)        (x.xx)%           (x.xx)%        (x.xx)%
========================================================= =========        ==========       ===========      =========
Portfolio turnover rate                                          xx% (d)           xx%               xx%            xx%
========================================================= =========        ==========       ===========      =========

(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx% x.xx% and x.xx% for 1998-1995.

Shareholder Information for Advisor Class Shares
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the funds advised by the advisor (the AIM Funds), your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 1                            ADV--03/99

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the program at any time on 60 days' prior written notice.

 THE DISTRIBUTOR AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO (1) REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; (2) MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR (3) WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--03/99                            A- 2

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the New York Stock Exchange (NYSE) is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

                                      A- 3                            ADV--03/99

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange
(NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--03/99                            A- 4

                               [BACK COVER PAGE]



OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Europe Growth Fund - Advisor Class
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion dated February 9, 1999






[AIM LOGO APPEARS HERE]




AIM JAPAN GROWTH FUND
(ADVISOR CLASS)
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM Japan Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
       INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                                                      PAGE


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR AND SUBADVISOR......................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGER...............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-2
         EXCHANGING SHARES.............................................................................A-3
         PRICING OF SHARES.............................................................................A-4
         TAXES.........................................................................................A-4
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE








The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in Japan. The fund typically considers a company to be domiciled in Japan if it (i) is organized under the laws of, or has its principal office in, Japan, or (2) normally derives 50% or more of its total revenues from business in Japan, provided that, in the view of the fund's portfolio managers, the value of the issuer's securities tend to reflect Japan's development to a greater extent than developments elsewhere.

The fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside Japan. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality.

The fund may also invest in issuers in developing countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting investments, the fund's portfolio managers seek to identify industries that, in view of political and economic considerations, including currency movements, are likely to produce above-average growth rates. The portfolio managers also attempt to identify those companies in countries and industries that are best positioned and managed to take advantage of these economic and political factors, but only after balancing the potential for growth of selected companies in each market relative to the risks of investing in that market. The portfolio managers further allocate investments among fixed income securities of particular issuers on the basis of their views as to the best values then currently available in the marketplace. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, or high-quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer the bond's duration, the more sensitive it is to this risk.

Because the fund focuses its investments in Japan, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region. Additionally, the Japanese securities markets are less regulated than those in the United States, and market prices may be distorted to serve political or other purposes. In addition, shareholders' rights are not always equally enforced.

The prices of foreign securities may be further affected by other factors including:

o Currency Exchange Rates -- The dollar value of the fund's foreign investments will be affected by changes in the rates between the dollar and the currencies in which those investments are traded.

o Political and Economic Conditions -- The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations -- Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U. S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets -- The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than the U.S. securities.

[To the extent that the fund invests in securities of issuers in developing countries, the factors listed above may have a greater effect on the fund. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.]

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year over a three-year period.

                                Japan Growth Adv

[GRAPH]

         YEAR                                                RETURN %
         ----                                                --------

         1996...............................................  (7.14)%
         1997...............................................  (7.54)%
         1998...............................................  (0.31)%

During the three-year period shown in the bar chart, the highest quarterly return was 14.74% (quarter ended 6/30/97) and the lowest quarterly return was (9.02)% (quarter ended 12/31/97).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.


=====================================================================================================
           Average Annual Total Returns                                   Since           Inception
     (for the periods ended December 31, 1998)          1 Year          Inception            Date
-----------------------------------------------------------------------------------------------------
Advisor Class                                           (0.31)%            0.13%             6/1/95
-----------------------------------------------------------------------------------------------------
MSCI Japan Index(1)                                      5.05             (9.16)(2)            --
=====================================================================================================

(1) The MSCI Japan Index is an arithmetic average, weighted by market value, of the performance of 310 securities listed on the Japanese stock exchanges. It is an unmanaged index, includes the effect of reinvested dividends, and is measured in U.S. dollars.

(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                        Advisor Class
                                                                        -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None
     Maximum Deferred Sales Charge (Load)
        (as a percentage of original purchase price
        or redemption proceeds, whichever is less)                          None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                                       [0.00%]
     Distribution and/or Service (12b-1) Fees                               None
     Other Expenses:                                                       [0.00]
     Total Annual Fund Operating Expenses                                  [0.00]
                                                                           ======
     Expense Reimbursements(1)                                             [0.00]
     Net Expenses                                                          [0.00]

-------------------
[(1) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year         3 Years        5 Years        10 Years
                       ------         -------        -------        --------
Advisor Class          $   --         $    --        $    --        $     --


You would pay the following expenses if you did not redeem your shares:


                       1 Year         3 Years        5 Years        10 Years
                       ------         -------        -------        --------
Advisor Class          $   --         $    --        $    --        $     --

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO (NY), Inc. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at [1166 Avenue of the Americas, New York, New York 10036]. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in __________. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of _____% of average net assets.

PORTFOLIO MANAGER

The advisor uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the fund's portfolio, [who is an officer of the subadvisor,] is


o Andrew Callender, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1990.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

Dividends

The fund generally declares and pays dividends, if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.
[TABLE TO BE REVISED]

                                                                                                                  June 1,
Advisor Class                                                               Year Ended December 31,               1995 to
-------------                                                     --------------------------------------------- December 31,
                                                                      1998           1997(b)          1996          1995
                                                                  ------------     ------------    ------------   ---------

Net asset value, beginning of period                              $  xx.xx         $  xx.xx        $  xx.xx       $  xx.xx
---------------------------------------------------------------   --------         --------        --------       --------
Income from investment operations:
  Net investment income (loss)                                       (x.xx)(a)        (x.xx)(a)       (x.xx)(a)      (x.xx)
---------------------------------------------------------------   --------         --------        --------       --------
  Net gains on securities (both realized and unrealized)             (x.xx)           (x.xx)          (x.xx)         (x.xx)
---------------------------------------------------------------   --------         --------        --------       --------
    Total from investment operations                                 (x.xx)           (x.xx)          (x.xx)         (x.xx)
===============================================================   ========         ========        ========       ========
Less distributions:                                                  (x.xx)           (x.xx)          (x.xx)         (x.xx)
  Dividends from net investment income:                              (x.xx)           (x.xx)          (x.xx)         (x.xx)
---------------------------------------------------------------   --------         --------        --------       --------
  Distributions from capital gains:                                  (x.xx)           (x.xx)          (x.xx)         (x.xx)
---------------------------------------------------------------   --------         --------        --------       --------
    Total distributions                                              (x.xx)           (x.xx)          (x.xx)         (x.xx)
---------------------------------------------------------------   --------         --------        --------       --------
Net asset value, end of period                                    $  xx.xx         $  xx.xx        $  xx.xx       $  xx.xx
===============================================================   ========         ========        ========       ========
Total return (b)                                                     (x.xx)%          (x.xx)%         (x.xx)%        (x.xx)%
===============================================================   ========         ========        ========       ========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ xx,xxx         $ xx,xxx        $ xx,xxx       $ xx,xxx
===============================================================   ========         ========        ========       ========
Ratio of expenses to average net assets (c)                           x.xx%            x.xx%           x.xx%          x.xx%
===============================================================   ========         ========        ========       ========
Ratio of net investment income (loss) to average net assets (c)      (x.xx)%(d)       (x.xx)%         (x.xx)%        (x.xx)%
===============================================================   ========         ========        ========       ========
Portfolio turnover rate                                                 xx%(d)           xx%             xx%            xx%
===============================================================   ========         ========        ========       ========

(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx% x.xx% and x.xx% for 1998-1995.

Shareholder Information for Advisor Class Shares
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the funds advised by the advisor (the AIM Funds), your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 1                            ADV--03/99

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the program at any time on 60 days' prior written notice.

 THE DISTRIBUTOR AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO (1) REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; (2) MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR (3) WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--03/99                            A- 2

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the New York Stock Exchange (NYSE) is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

                                      A- 3                            ADV--03/99

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange
(NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--03/99                            A- 4

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the United States Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:         A I M Distributors, Inc.
                 11 Greenway Plaza, Suite 100
                 Houston, TX 77046-1173

BY TELEPHONE:    (800) 347-4246

BY E-MAIL:       general@aimfunds.com

ON THE INTERNET: http://www.aimfunds.com (prospectuses and annual and semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Japan Growth Fund - Advisor Class
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                  Subject to Completion dated February 12, 1999


[AIM LOGO APPEARS HERE]


AIM MID CAP EQUITY FUND
(ADVISOR CLASS)
                                                              PROSPECTUS
                                                              MAY 3, 1999


AIM Mid Cap Equity Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
            WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                                                      PAGE
INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR.....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-2
         EXCHANGING SHARES.............................................................................A-3
         PRICING OF SHARES.............................................................................A-4
         TAXES.........................................................................................A-4
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE




















The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of United States issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Mid Cap(TM) Index.

The fund may invest up to 35% of its total assets in equity securities of other U.S. issuers and of foreign issuers in the form of American Depositary Receipts or other securities convertible into the securities of foreign issuers. The fund may also invest up to 35% of its total assets in investment-grade debt securities of U.S. and foreign issuers. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, AIM seeks to identify those companies that are, in AIM's view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of AIM's search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market securities, or high quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, the potential lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.

                           [MID CAP EQUITY ADV GRAPH]

            Year                                               Return
            ----                                               ------
            1996 ............................................  15.72%
            1997 ............................................  14.54%
            1998 ............................................  -4.59%

During the period shown in the bar chart, the highest quarterly return was 16.96% (quarter ended 9/30/97) and the lowest quarterly return was (25.04)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.

======================================================================================================
           Average Annual Total Returns
     (for the periods ended December 31, 1998)
                                                                           Since            Inception
                                                         1 Year          Inception            Date
------------------------------------------------------------------------------------------------------

Advisor Class                                           (4.59)%           8.26%             6/1/95
------------------------------------------------------------------------------------------------------
Russell Mid Cap(TM)Index (1)                            10.09            20.71(2)           5/31/95
======================================================================================================

(1) The Russell Mid Cap(TM) Index comprises the capitalization-weighted average price of 800 selected common stocks of medium-size domestic companies. Its performance includes the effect of reinvested dividends and is measured in U.S. dollars.

(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                        Advisor Class
                                                                        -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                           None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                                       [0.00%]
     Distribution and/or Service (12b-1) Fees                               None
     Other Expenses                                                        [0.00]
     Total Annual Fund Operating Expenses                                  [0.00]
                                                                            ====
     Expense Reimbursement(1)                                              [0.00]
     Net Expenses                                                          [0.00]

-------------
[(1)   The investment advisor has agreed to limit expenses through May 31, 2000.
       The waiver may not be terminated.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years           5 Years           10 Years
                           ------           -------           -------           --------
Advisor Class              $  --            $   --            $   --            $    --

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of __% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor], are

o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.

o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

o Robert A. Shelton, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995. Prior to 1995, he was a financial analyst for CS First Boston.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                                         June 1,
                                                                                                         1995 to
Advisor Class                                                          Year Ended December 31,         December 31,
-------------                                                    ------------------------------------  ------------
                                                                    1998        1997(b)       1996         1995
                                                                 -----------  ----------   ----------  ----------

Net asset value, beginning of period                              $xx.xx       $xx.xx       $xx.xx       $xx.xx
-------------------------------------------------------          -----------  ----------   ----------  ----------
Income from investment operations:
  Net investment income (loss)                                     (x.xx) (a)   (x.xx) (a)   (x.xx) (a)   (x.xx)
-------------------------------------------------------          -----------  ----------   ----------  ----------
  Net gains on securities (both realized and unrealized)           (x.xx)       (x.xx)       (x.xx)       (x.xx)
-------------------------------------------------------          -----------  ----------   ----------  ----------
    Total from investment operations                               (x.xx)       (x.xx)       (x.xx)       (x.xx)
=======================================================          ===========  ==========   ==========  ==========
Less distributions:                                                (x.xx)       (x.xx)       (x.xx)       (x.xx)
  Dividends from net investment income:                            (x.xx)       (x.xx)       (x.xx)       (x.xx)
-------------------------------------------------------          -----------  ----------   ----------  ----------
  Distributions from capital gains:                                (x.xx)       (x.xx)       (x.xx)       (x.xx)
-------------------------------------------------------          -----------  ----------   ----------  ----------
    Total distributions                                            (x.xx)       (x.xx)       (x.xx)       (x.xx)
-------------------------------------------------------          -----------  ----------   ----------  ----------
Net asset value, end of period                                    $xx.xx       $xx.xx       $xx.xx       $xx.xx
=======================================================          ===========  ==========   ==========  ==========
Total return(b)                                                    (x.xx)%      (x.xx)%      (x.xx)%      (x.xx)%
=======================================================          ===========  ==========   ==========  ==========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx      $xx,xxx      $xx,xxx      $xx,xxx
=======================================================          ===========  ==========   ==========  ==========
Ratio of expenses to average net assets(c)                          x.xx%        x.xx%        x.xx%        x.xx%
=======================================================          ===========  ==========   ==========  ==========
Ratio of net investment income (loss) to average net               (x.xx)% (d)  (x.xx)%      (x.xx)%      (x.xx)%
  assets(c)
=======================================================          ===========  ==========   ==========  ==========
Portfolio turnover rate                                               xx% (d)      xx%          xx%          xx%
=======================================================          ===========  ==========   ==========  ==========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges.
(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.
(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

Shareholder Information for Advisor Class Shares
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the funds advised by the advisor (the AIM Funds), your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 1                            ADV--03/99

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the program at any time on 60 days' prior written notice.

 THE DISTRIBUTOR AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO (1) REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; (2) MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR (3) WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--03/99                            A- 2

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the New York Stock Exchange (NYSE) is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

                                      A- 3                            ADV--03/99

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange
(NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--03/99                            A- 4

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:              A I M Distributors, Inc.
                      11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

BY TELEPHONE:         (800) 347-4246

BY E-MAIL:            general@aimfunds.com

ON THE INTERNET:      http://www.aimfunds.com (prospectuses and annual and
                      semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Mid Cap Equity Fund - Advisor Class
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                 Subject to Completion dated February 12, 1999

[AIM LOGO APPEARS HERE]

AIM NEW PACIFIC GROWTH FUND
(ADVISOR CLASS)
                                                                 PROSPECTUS
                                                                 MAY 3, 1999


AIM New Pacific Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

      AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED
            WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                                                      PAGE


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR AND SUBADVISOR......................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-2
         EXCHANGING SHARES.............................................................................A-3
         PRICING OF SHARES.............................................................................A-4
         TAXES.........................................................................................A-4
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE





The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in twelve countries, other than Japan, located in the Pacific region. These countries are designated as the fund's primary investment area, and the list of countries may be revised with the approval of the fund's Board of Trustees. The fund considers a company to be domiciled in a particular country if it (i) is organized under the laws of a particular country or has a principal office in a particular country; or (ii) derives 50% or more of its total revenues from business in that country, provided that, in the view of the fund's portfolio managers, the value of the issuers' securities tend to reflect such country's development to a greater extent than developments elsewhere. The fund will normally invest in the securities of companies located in at least three different countries.

The fund may invest up to 35% of its total assets in equity securities of issuers domiciled outside of its primary investment area. The fund may also invest up to 35% of its total assets in investment-grade debt securities, or securities deemed by the fund's subadvisor to be of comparable quality. These debt securities could include U.S. and foreign government securities and corporate debt securities.

In selecting investments, the fund's portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The fund's portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The fund's portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the fund may hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market securities, or high-quality debt securities issued by corporations or the U.S. or a foreign government. As a result, the fund may not achieve its investment objective.]

[The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.]

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

The value of the fund's shares is particularly vulnerable to factors affecting Pacific region countries, such as substantial economic or regulatory changes. Because the fund focuses its investments in Pacific region countries, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

The prices of foreign securities may be further affected by other factors, including:

o Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

o Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

o Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, among other things, there generally is less publicly available information about foreign companies than about U.S. companies.

o Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

[To the extent that the fund invests in securities of issuers in developing countries, the factors listed above may have a greater effect on the fund. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. In addition, developing countries may have greater political or economic instability, less regulation and smaller, less liquid and more volatile markets than countries with more mature economies.]

[If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.]

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.


                             New Pacific Growth Adv

                                    [GRAPH]

            Year                                              Return %
            ----                                              --------
            1996 ............................................  20.56%
            1997 ............................................ (44.26)%
            1998 ............................................ (18.51)%

During the period shown in the bar chart, the highest quarterly return was 17.58% (quarter ended 12/31/98) and the lowest quarterly return was (31.57)% (quarter ended 12/31/97).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.

=====================================================================================================
           Average Annual Total Returns
     (for the periods ended December 31, 1998)
                                                                           Since            Inception
                                                         1 Year          Inception            Date
-----------------------------------------------------------------------------------------------------
Advisor Class                                           (18.51)%          (15.60)%           6/1/95
-----------------------------------------------------------------------------------------------------
MSCI AC Pacific Free ex-Japan Index(1)                   (2.07)           (9.22)(2)          5/31/95
=====================================================================================================


(1) The MSCI AC Pacific Free ex-Japan Index is a group of unmanaged securities from all developed and emerging markets in the Pacific Rim, excluding Japan, tracked by Morgan Stanley Capital International. A "Free" Index includes only securities available to non-domestic investors.
(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                        Advisor Class
                                                                        -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None
     Maximum Deferred Sales Charge (Load)
       (as a percentage of original purchase price
       or redemption proceeds, whichever is less)                           None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)

     Management Fees                                                       [0.00%]
     Distribution and/or Service (12b-1) Fees                               None
     Other Expenses                                                        [0.00]
     Total Annual Fund Operating Expenses                                  [0.00]
                                                                           ======
     Expense Reimbursement(1)                                              [0.00]
     Net Expenses                                                          [0.00]

-------------------
[(1) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year        3 Years        5 Years        10 Years
                     ------        -------        -------        --------
Advisor Class        $ --          $ --           $ --           $ --

FUND MANAGEMENT

THE ADVISOR AND SUBADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO (NY), Inc. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 1166 Avenue of the Americas, New York, New York 10036. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in ________. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of __% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, [all of whom are officers of the subadvisor,] are


o Anna Tong, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1985.

o Sammy Lau, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since December 1994. From November 1993 to November 1994, he was an Associate at J.P. Morgan (Hong Kong).

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.




                                                                                                                      June 1,
Advisor Class                                                             Year Ended December 31,                     1995 to
-------------                                                  --------------------------------------------------    December 31,
                                                                    1998              1997(b)          1996             1995
                                                               --------------     --------------   --------------   --------------

Net asset value, beginning of period                              $xx.xx            $xx.xx           $xx.xx           $xx.xx
-------------------------------------------------------        --------------     --------------   --------------   --------------
Income from investment operations:
  Net investment income (loss)                                     (x.xx) (a)        (x.xx) (a)       (x.xx) (a)       (x.xx)
-------------------------------------------------------        --------------     --------------   --------------   --------------
  Net gains on securities (both realized and unrealized)           (x.xx)            (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------        --------------     --------------   --------------   --------------
    Total from investment operations                               (x.xx)            (x.xx)           (x.xx)           (x.xx)
=======================================================        ==============     ==============   ==============   ==============
Less distributions:                                                (x.xx)            (x.xx)           (x.xx)           (x.xx)
  Dividends from net investment income:                            (x.xx)            (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------        --------------     --------------   --------------   --------------
  Distributions from capital gains:                                (x.xx)            (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------        --------------     --------------   --------------   --------------
    Total distributions                                            (x.xx)            (x.xx)           (x.xx)           (x.xx)
-------------------------------------------------------        --------------     --------------   --------------   --------------
Net asset value, end of period                                    $xx.xx            $xx.xx           $xx.xx           $xx.xx
=======================================================        ==============     ==============   ==============   ==============
Total return(b)                                                    (x.xx)%           (x.xx)%          (x.xx)%          (x.xx)%
=======================================================        ==============     ==============   ==============   ==============

Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $xx,xxx           $xx,xxx          $xx,xxx          $xx,xxx
=======================================================        ==============     ==============   ==============   ==============
Ratio of expenses to average net assets(c)                          x.xx%             x.xx%            x.xx%            x.xx%
=======================================================        ==============     ==============   ==============   ==============
Ratio of net investment income (loss) to average net               (x.xx)%(d)        (x.xx)%          (x.xx)%          (x.xx)%
assets(c)
=======================================================        ==============     ==============   ==============   ==============
Portfolio turnover rate                                               xx% (d)           xx%              xx%              xx%
=======================================================        ==============     ==============   ==============   ==============


(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx% x.xx% and x.xx% for 1998-1995.

Shareholder Information for Advisor Class Shares
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the funds advised by the advisor (the AIM Funds), your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 1                            ADV--03/99

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the program at any time on 60 days' prior written notice.

 THE DISTRIBUTOR AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO (1) REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; (2) MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR (3) WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--03/99                            A- 2

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the New York Stock Exchange (NYSE) is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

                                      A- 3                            ADV--03/99

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange
(NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--03/99                            A- 4

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM New Pacific Growth Fund - Advisor Class
SEC 1940 Act file number: 811-2699

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  Subject to Completion dated February 12, 1999







[AIM LOGO]




AIM SMALL CAP GROWTH FUND
(ADVISOR CLASS)
                                                                      PROSPECTUS
                                                                     MAY 3, 1999


AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

This prospectus contains important information. Please read it before investing and keep it for future reference.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is a risk that you could lose a portion or all of your money.

AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION
   HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE
       INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                TABLE OF CONTENTS

                                                                                                      PAGE


INVESTMENT OBJECTIVE AND STRATEGIES......................................................................3
PRINCIPAL RISKS OF INVESTING IN THE FUND.................................................................3
PERFORMANCE INFORMATION..................................................................................5
         ANNUAL TOTAL RETURNS............................................................................5
         PERFORMANCE TABLE...............................................................................6
FEE TABLE AND EXPENSE EXAMPLE............................................................................7
         FEE TABLE.......................................................................................7
         EXPENSE EXAMPLE.................................................................................7
FUND MANAGEMENT..........................................................................................8
         THE ADVISOR.....................................................................................8
         ADVISOR COMPENSATION............................................................................8
         PORTFOLIO MANAGERS..............................................................................8
OTHER INFORMATION........................................................................................9
         DIVIDENDS AND DISTRIBUTIONS.....................................................................9
FINANCIAL HIGHLIGHTS....................................................................................10
SHAREHOLDER INFORMATION................................................................................A-1
         PURCHASING SHARES.............................................................................A-1
         REDEEMING SHARES..............................................................................A-2
         EXCHANGING SHARES.............................................................................A-3
         PRICING OF SHARES.............................................................................A-4
         TAXES.........................................................................................A-4
OBTAINING ADDITIONAL INFORMATION...........................................................BACK COVER PAGE












The AIM Family of Funds--Registered Trademark--, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos--Registered Trademark--, La Familia AIM de Fondos and Design and Invest with Discipline are registered service marks and AIM Bank Connection is a service mark of A I M Management Group Inc.

INVESTMENT OBJECTIVE AND STRATEGIES

The fund's investment objective is long-term growth of capital.

The fund seeks to achieve its objective by investing all of its investable assets in the Small Cap Portfolio (the portfolio), which in turn normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000--Registered Trademark-- Index.

The portfolio may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The portfolio may also invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts (ADRs) or similar securities.

In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed income securities based on their views as to the best values then currently available in the marketplace. The portfolio managers usually sell a particular security when any of those factors materially changes.

[In anticipation of or in response to adverse market conditions or for cash management purposes, the portfolio may hold all or a portion of its assets in cash, high-quality money market or high-quality domestic debt securities. As a result, the fund or the portfolio may not achieve its investment objective.]

The portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the portfolio does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

If the fund's Board of Trustees determines that it is in the best interests of the fund and its shareholders, the fund may redeem its investment in the portfolio.

PRINCIPAL RISKS OF INVESTING IN THE FUND

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the portfolio invests. The price of equity securities goes up and down in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. [Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.]

The fund also may invest in securities issued by foreign companies, which have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

The fund could be adversely affected if the computer systems used by the fund's investment advisor and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

The fund's investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS

The following bar chart shows changes in the performance of the fund's Advisor Class shares from year to year.


                                    [GRAPH]

                              Small Cap Growth Adv

                    YEAR                               RETURN %
                    ----                               --------

                    1996 ...........................    14.22
                    1997 ...........................    16.63
                    1998 ...........................    23.38


During the period shown in the bar chart, the highest quarterly return was 30.45% (quarter ended 12/31/98) and the lowest quarterly return was (20.18)% (quarter ended 9/30/98).

PERFORMANCE TABLE

The following performance table shows how the fund's average annual total returns for one year and since inception compared to those of a broad-based securities market index.


==========================================================================================
         Average Annual Total Returns                             Since          Inception
    (for the periods ended December 31, 1998)      1 Year       Inception          Date
------------------------------------------------------------------------------------------
Advisor Class                                      23.38%         17.98%         10/18/95
------------------------------------------------------------------------------------------
Russell 2000 Index(1)                              (2.55)         13.32(2)       10/31/95
==========================================================================================

(1) The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the Advisor Class.

FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

                                                                         Advisor Class
                                                                         -------------
Shareholder Fees (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases
        (as a percentage of offering price)                                 None
     Maximum Deferred Sales Charge (Load)
        (as a percentage of original purchase price
        or redemption proceeds, whichever is less)                          None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets)(1)                           [0.00%]

     Management Fees
     Distribution and/or Service (12b-1) Fees                               None
     Other Expenses                                                        [0.00]
     Total Annual Fund Operating Expenses                                  [0.00]
                                                                           ======
     Expense Reimbursement(2)                                              [0.00]
     Net Expenses                                                          [0.00]

------------------
(1) This fee table, and the expense example below, reflects the expenses of both the fund and the portfolio.

[(2) The investment advisor has agreed to limit expenses through May 31, 2000. The waiver may not be terminated.]


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Advisor Class of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year           3 Years           5 Years           10 Years
                           ------           -------           -------           --------
Advisor Class              $   --           $    --           $    --           $     --

FUND MANAGEMENT

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment manager and administrator for the Small Cap Portfolio (the portfolio) and the fund, and is responsible for their day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the portfolio's and the fund's operations and provides investment advisory services to the portfolio, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the portfolio.

The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 110 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended December 31, 1998, the advisor received compensation of _______% of average net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the portfolio, [all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor,] are


o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

o Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

OTHER INFORMATION

DIVIDENDS AND DISTRIBUTIONS

Dividends

The fund generally declares and pays dividends, if any, annually.

Capital Gains Distributions

The fund generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.

                                                                                                        October 18,
                                                                                                          1995 to
Advisor Class                                                        Year Ended December 31,            December 31,
-------------                                              ------------------------------------------    ---------
                                                              1998           1997(b)        1996            1995
                                                           ------------   ------------   ------------    ---------
Net asset value, beginning of period                       $  xx.xx       $  xx.xx       $  xx.xx        $  xx.xx
--------------------------------------------------------   --------       --------       --------        --------
Income from investment operations:
  Net investment income (loss)                                (x.xx)(a)      (x.xx)(a)      (x.xx)(a)       (x.xx)
--------------------------------------------------------   --------       --------       --------        --------
  Net gains on securities (both realized and unrealized)      (x.xx)         (x.xx)         (x.xx)          (x.xx)
--------------------------------------------------------   --------       --------       --------        --------
    Total from investment operations                          (x.xx)         (x.xx)         (x.xx)          (x.xx)
========================================================   ========       ========       ========        ========
Less distributions:                                           (x.xx)         (x.xx)         (x.xx)          (x.xx)
  Dividends from net investment income:                       (x.xx)         (x.xx)         (x.xx)          (x.xx)
--------------------------------------------------------   --------       --------       --------        --------
  Distributions from capital gains:                           (x.xx)         (x.xx)         (x.xx)          (x.xx)
--------------------------------------------------------   --------       --------       --------        --------
    Total distributions                                       (x.xx)         (x.xx)         (x.xx)          (x.xx)
--------------------------------------------------------   --------       --------       --------        --------
Net asset value, end of period                             $  xx.xx       $  xx.xx       $  xx.xx        $  xx.xx
========================================================   ========       ========       ========        ========
Total return (b)                                              (x.xx)%        (x.xx)%        (x.xx)%         (x.xx)%
========================================================   ========       ========       ========        ========

Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ xx,xxx       $ xx,xxx       $ xx,xxx        $ xx,xxx
========================================================   ========       ========       ========        ========
Ratio of expenses to average net assets (c)                    x.xx%          x.xx%          x.xx%           x.xx%
========================================================   ========       ========       ========        ========
Ratio of net investment income (loss) to average net
assets (c)                                                    (x.xx)%(d)     (x.xx)%        (x.xx)%         (x.xx)%
========================================================   ========       ========       ========        ========
Portfolio turnover rate                                          xx%(d)         xx%            xx%             xx%
========================================================   ========       ========       ========        ========

(a)  Calculated using average shares outstanding.

(b)  Does not deduct sales charges.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx%, x.xx% and x.xx% for 1998-1995.

(d) After fee waivers and/or expense reimbursements. The ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were x.xx%, x.xx% x.xx% and x.xx% for 1998-1995.

Shareholder Information for Advisor Class Shares
--------------------------------------------------------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM ACCOUNT

The minimum initial investment for Advisor Class shares is $500; and the minimum investment for purchases of additional Advisor Class shares is $50.

HOW TO PURCHASE SHARES

Shares offered by this prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees. Advisor Class shares are available through financial consultants (such as financial planners, trust companies, bank trust departments, and registered investment advisors). In order to purchase Advisor Class shares of any of the funds advised by the advisor (the AIM Funds), your financial consultant, on your behalf, must submit a fully completed new account application form directly to the transfer agent.

You may purchase shares using one of the options below.

PURCHASE OPTIONS
----------------------------------------------------------------------------------------------------------
                                        OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Must be submitted by your financial    Mail your check and the remittance
                                consultant.                            slip from your confirmation
                                                                       statement to the transfer agent.
                                                                       A I M Fund Services, Inc.
                                                                       P.O. Box 4739
                                                                       Houston, TX 77210-4739

By Wire                         Your financial consultant must mail    Call the transfer agent to receive
                                a completed account application to     a reference number. Then, use the
                                the transfer agent. You or your        wire instructions at left.
                                financial consultant may call the
                                transfer agent at (800) 959-4246 to
                                receive a reference number. Then,
                                use the following wire
                                instructions:

                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank
                                methods described above.               Connection(SM) form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
----------------------------------------------------------------------------------------------------------

                                      A- 1                            ADV--03/99

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in Advisor Class shares of certain AIM Funds. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in Advisor Class shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend or distribution must be at least $5,000; or (b) in the AIM Fund receiving the dividend or distribution must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends and distributions into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this program, you can designate how the total value of your holdings of Advisor Class shares of AIM Funds should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual, or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for Advisor Class shares of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend, or terminate the program at any time on 60 days' prior written notice.

 THE DISTRIBUTOR AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO (1) REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; (2) MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR (3) WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

REDEEMING SHARES

REDEMPTION FEES

No redemption fee is imposed when shares are redeemed or repurchased; however, dealers/financial institutions may charge service fees for handling repurchase transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial             Contact your financial consultant.
  Consultant

By Mail                         Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                                (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                                executed stock power; and (4) signature guarantees, if
                                necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                                resolutions or powers of attorney, if applicable.

By Telephone                    Call the transfer agent. You will be allowed to redeem by
                                telephone if (1) the proceeds are to be mailed to the
                                address on record with us or transferred electronically to a pre-authorized checking account; (2) the address on record with us has not been changed within the last 30 days; (3)
                                you do not hold physical share certificates; (4) you can
                                provide proper identification information; (5) the proceeds of the redemption do not exceed $50,000; and (6) you have
                                not previously declined the telephone redemption privilege.
                                The transfer agent must receive your call during the hours the New York Stock Exchange (NYSE) is open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

ADV--03/99                            A- 2

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds at the address on record with us.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500.

  If an AIM Fund determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the AIM Fund may, in its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange Advisor Class shares in one AIM Fund for Advisor Class shares of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be qualified for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- The AIM Fund from which you are exchanging must have received the full amount of the purchase price for the shares being exchanged;

- Recently acquired shares must have been held in your account for ten business days, and all other shares must have been held for at least one day, prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the issuance of shares being purchased in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds.

  There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours the New York Stock Exchange (NYSE) is open for business; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

                                      A- 3                            ADV--03/99

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange
(NYSE), events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Trustees instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares as of the close of the NYSE on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange, and redemption orders calculated at the net asset value after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are taxable to you at different rates depending on the length of time the fund holds its assets. Different rates of tax apply to ordinary income and long-term capital gain distributions. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year will be sent to you.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state, and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

ADV--03/99                            A- 4

                                [BACK COVER PAGE]

OBTAINING ADDITIONAL INFORMATION

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us:

BY MAIL:                   A I M Distributors, Inc.
                           11 Greenway Plaza, Suite 100
                           Houston, TX 77046-1173

BY TELEPHONE:              (800) 347-4246

BY E-MAIL:                 general@aimfunds.com

ON THE INTERNET:           http://www.aimfunds.com (prospectuses and annual and
                           semiannual reports only)

You also can obtain copies of the fund's SAI and other information at the SEC's Public Reference Room in Washington, D.C., on the SEC's website
(http://www.sec.gov), or by sending a letter, including a duplicating fee, to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Please call the SEC at 1-800-SEC-0330 for information about the Public Reference Room.


AIM Small Cap Growth Fund - Advisor Class
SEC 1940 Act file number: 811-2699

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                     CLASS A, CLASS B AND CLASS C SHARES OF
                             AIM EUROPE GROWTH FUND
                             AIM JAPAN GROWTH FUND
                            AIM MID CAP EQUITY FUND
                          AIM NEW PACIFIC GROWTH FUND

                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77047-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999
 RELATING TO THE AIM EUROPE GROWTH FUND PROSPECTUS, THE AIM JAPAN GROWTH FUND,
   THE AIM MID CAP EQUITY FUND PROSPECTUS AND THE AIM NEW PACIFIC GROWTH FUND
                 PROSPECTUS, PROSPECTUS EACH DATED MAY 3, 1999

                               TABLE OF CONTENTS

                                                              PAGE
INTRODUCTION................................................    4

GENERAL INFORMATION ABOUT THE FUNDS.........................    4
  The Trust and Its Shares..................................    4

INVESTMENT POLICIES.........................................    5
  Selection of Investments..................................    5
  Investments in Other Investment Companies.................    6
  Samurai and Yankee Bonds..................................    6
  Depositary Receipts.......................................    6
  Warrants or Rights........................................    7
  Lending of Portfolio Securities...........................    7
  Commercial Bank Obligations...............................    7
  Privatizations............................................    8
  Repurchase Agreements.....................................    8
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................    8
  When-Issued or Forward Commitment Securities..............    9
  Temporary Defensive Strategies............................    9

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................    9
  Special Risks of Options, Futures and Currency
     Strategies.............................................    9
  Writing Call Options......................................   10
  Writing Put Options.......................................   11
  Purchasing Put Options....................................   11
  Purchasing Call Options...................................   11
  Index Options.............................................   12
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................   13
  Options on Futures Contracts..............................   15
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................   15
  Forward Contracts.........................................   16
  Foreign Currency Strategies -- Special Considerations.....   16
  Cover.....................................................   17

RISK FACTORS................................................   17
  Concentration.............................................   17
  Illiquid Securities.......................................   17
  Foreign Securities........................................   18
  Debt Securities...........................................   23
  Equity Securities.........................................   23

INVESTMENT LIMITATIONS......................................   23

EXECUTION OF PORTFOLIO TRANSACTIONS.........................   25
  Portfolio Trading and Turnover............................   26

MANAGEMENT..................................................   27
  Trustees and Executive Officers...........................   27
  Investment Management and Administration Services.........   29
  Expenses of the Funds.....................................   29

THE DISTRIBUTION PLANS......................................   30
  The Class A and C Plan....................................   30
  The Class B Plan..........................................   30
  Both Plans................................................   30

                                                              PAGE
THE DISTRIBUTOR.............................................   33
  Sales Charges and Dealer Concessions......................   34
  Reductions in Initial Sales Charges.......................   37
  Contingent Deferred Sales Charge Exceptions...............   39

NET ASSET VALUE DETERMINATION...............................   40

HOW TO PURCHASE AND REDEEM SHARES...........................   41
  Backup Withholding........................................   42

QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE.............   43

PROGRAMS AND SERVICES FOR SHAREHOLDERS......................   44

DIVIDEND ORDER..............................................   44

TAXES.......................................................   44
  General...................................................   44
  Foreign Taxes.............................................   44
  Passive Foreign Investment Companies......................   45
  Non-U.S. Shareholders.....................................   45
  Options, Futures and Foreign Currency Transactions........   45

SHAREHOLDER INFORMATION.....................................   46

MISCELLANEOUS INFORMATION...................................   48
  Custodian.................................................   48
  Transfer Agency and Accounting Agency Services............   48
  Independent Accountants...................................   49
  Legal Matters.............................................   49
  Shareholder Liability.....................................   49
  Names.....................................................   49
  Control Persons and Principal Holders of Securities.......   49

INVESTMENT RESULTS..........................................   51
  Total Return Quotations...................................   51
  Performance Information...................................   54

APPENDIX....................................................   56
  Description of Bond Ratings...............................   56
  Description of Commercial Paper Ratings...................   57
  Absence of Rating.........................................   57

FINANCIAL STATEMENTS........................................   FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM New Pacific Growth Fund ("Pacific Fund"), AIM Europe Growth Fund ("Europe Fund"), AIM Mid Cap Equity Fund, formerly AIM Mid Cap Growth Fund, ("Mid Cap Fund") and AIM Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for Pacific Fund, Europe Fund and Japan Fund. INVESCO (NY), Inc. ("INVESCO NY") serves as the investment sub-advisor of Pacific Fund and Japan Fund. INVESCO Asset Management Ltd. ("INVESCO AML") serves as the investment sub-advisor of Europe Fund. INVESCO NY and INVESCO AML may be referred to collectively as the "Sub-advisors."

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Pacific Fund is included in a separate Prospectus dated May 3, 1999, for Europe Fund is included in a separate Prospectus dated May 3, 1999, for Mid Cap Fund is included in a separate Prospectus dated May 3, 1999, and for Japan Fund is included in a separate Prospectus dated May 3, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios; each of the six Funds, AIM Small Cap Growth Fund, formerly known as AIM Small Cap Equity Fund, and AIM Basic Value Fund, formerly known as AIM America Value Fund. Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of G.T. Global Growth Series.

  This Statement of Additional Information relates solely to the Class A, B, and C shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                              INVESTMENT POLICIES

  In addition to the primary investment policies set forth in the Prospectuses, each Fund may engage in other types of investments, as described below.

  Pacific Fund, Europe Fund, and Japan Fund each may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its primary investment areas (Japan for Japan Fund). Such investments may include:
(a) securities of issuers in countries that are not located in the primary investment area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such primary investment area; and
(b) securities of issuers located elsewhere in the world that have operations in the primary investment area or that stand to benefit from political and economic events in the primary investment area.

  For purposes of the Prospectus and this Statement of Additional Information, an issuer typically is considered to be domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the view of AIM and/or the Sub-advisors, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by AIM and/or the Sub-advisors to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

  Pacific Fund, Europe Fund, and Japan Fund each may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the primary investment area of a Fund. Each Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or , if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM and/or the Sub-advisors to be of equivalent quality.

SELECTION OF INVESTMENTS

  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's primary investment area as set forth in the Fund's Prospectus.

  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, AIM and/or the Sub-advisors ordinarily consider the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

  AIM and/or the Sub-advisors allocate investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, a Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

  In analyzing companies for investment by each Fund, AIM and/or the Sub-advisors ordinarily look for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

  As of June 30, 1998, the market capitalizations of companies comprising the Russell Mid Cap Index ranged from approximately $1.4 to $10.3 billion. Market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

  Equity securities in which the Mid Cap Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Mid Cap Index; and
(b) issuers domiciled outside the United States, including (i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.

  At this time, AIM and/or the Sub-advisors are not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, AIM and/or the Sub-advisors do not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM and/or the Sub-advisors or their affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless AIM and/or the Sub-advisors determine that the potential benefits of such investments justify the payment of any applicable premiums. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At the same time, the Fund would continue to pay its own management fees and other expenses. With respect to investments in Affiliated Funds, AIM and/or the Sub-advisors waive their advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS

  The International Fund, the Japan Fund, the Pacific Fund and the Worldwide Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Worldwide Fund and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

DEPOSITARY RECEIPTS

  Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by AIM and/or the Sub-advisors to be of good standing and will not be made unless, in the judgment of AIM and/or the Sub-advisors, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

PRIVATIZATIONS

  The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM and/or the Sub-advisors believes that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM and/or the Sub-advisors to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees (the "Board"). AIM and/or the Sub-advisors reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

  A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

  A Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

  Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by the Sub-advisors to be of comparable quality.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon AIM and/or the Sub-advisors' ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM and/or the Sub-advisors are experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM and/or the Sub-advisors projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

          (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

  A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM and/or the Sub-advisors, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM and/or the Sub-advisors will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

  The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Fund generally would write put options in circumstances where AIM and/or the Sub-advisors wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM and/or the Sub-advisors believe that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon
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

which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

  The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's Board of Trustees.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which AIM and/or the Sub-advisors believe will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

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  The value of Futures Contracts, options on Futures Contracts, Forward
Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

CONCENTRATION

  Mid Cap Fund, Pacific Fund, Europe Fund, and Japan Fund invest a significant portion of their assets in a particular region of the world. As a result, each Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

ILLIQUID SECURITIES

  A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Trust's Board has delegated the function of making day-to-day determinations of liquidity to AIM and/or the Sub-advisors in accordance with procedures approved by the Board. AIM and/or the Sub-advisors take into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) AIM and/or the Sub-advisors monitor the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM and/or the Sub-advisors will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation, or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, AIM and/or the Sub-advisors will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM and/or the Sub-advisors will consider such difficulties when determining the allocation of each Fund's assets, although AIM and/or the Sub-advisors do not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

  The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength,

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

reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

  The risk also exists that an emergency situation may arise in one or more foreign markets as a result of which trading of securities may cease or may be substantially curtailed and prices for [the Fund's] portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when [the Fund] believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e). During the period commencing from [the Fund's] identification of such conditions until the date of SEC action, the portfolio securities of [the Fund] in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  Withholding Taxes. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes herein."

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM and/or the Sub-advisors believe that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

  In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars. Certain countries, such as India, face serious exchange constraints.

  If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

  Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

  The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

  Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, AIM and/or the Sub-advisors believe that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

  China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong.

  In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as the result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

  The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in a Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES

  The value of debt securities held by a Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates. Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM and/or the Sub-advisors review and monitor the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that AIM and/or the Sub-advisors determine to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM and/or the Sub-advisors will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Appendix" herein.

EQUITY SECURITIES

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

                             INVESTMENT LIMITATIONS

  Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

  The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's Board of Trustees, AIM and/or the Sub-advisors are responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, AIM and/or the Sub-advisors seek the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM and/or the Sub-advisors generally seek reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Funds, AIM and/or the Sub-advisors may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to AIM and/or the Sub-advisors for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM and/or the Sub-advisors under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM and/or the Sub-advisors determine in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM and/or the Sub-advisors to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

  The AIM and/or the Sub-advisors may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and for other investment accounts managed by AIM and/or the Sub-advisors are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases AIM and/or the Sub-advisors believe that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, AIM and/or the Sub-advisors may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisors serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or [either of] the Sub-advisors. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

  [For the fiscal year ended December 31, 1998, no payments were made to affiliated brokers.]

  Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

FUND                                                   1998         1997         1996
----                                                ----------   ----------   ----------
Europe Fund.......................................  $            $2,217,385   $2,711,139
Japan Fund........................................  $            $  218,841   $  253,623
Mid Cap Fund......................................  $            $2,193,539   $2,760,768
Pacific Fund......................................  $            $2,767,789   $5,151,533

PORTFOLIO TRADING AND TURNOVER

  Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM and/or the Sub-advisors believe it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM and/or the Sub-advisors deem portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1998 and 1997 were as follows:

FUND                                                          1998   1997
----                                                          ----   ----
Europe Fund.................................................     %   107%
Japan Fund..................................................     %    58%
Mid Cap Fund................................................     %   190%
Pacific Fund................................................     %    80%

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the investment sub-advisory agreement between AIM and the Sub-advisors, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Trust's Board.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (52)       Trustee, Chairman of the Board  Director, President and Chief Executive
                              and President                   Officer, A I M Management Group Inc.;
                                                              Director and President, A I M Advisors,
                                                              Inc.; Director and Senior Vice
                                                              President, A I M Capital Management,
                                                              Inc., A I M Distributors, Inc., A I M
                                                              Fund Services, Inc. and Fund Management
                                                              Company; and Director, AMVESCAP, PLC.
------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)       Trustee                         President, Plantagenet Capital
 220 Sansome Street                                           Management, LLC (an investment
 Suite 400                                                    partnership); Chief Executive Officer,
 San Francisco, CA 94104                                      Plantagenet Holdings, Ltd. (an
                                                              investment banking firm); Director,
                                                              Anderson Capital Management, Inc. since
                                                              1988; Director, PremiumWear, Inc.
                                                              (formerly Munsingwear, Inc.) (a casual
                                                              apparel company); Director, "R" Homes,
                                                              Inc. and various other companies; and
                                                              Trustee, each of the other investment
                                                              companies registered under the 1940 Act
                                                              that is sub-advised or sub-administered
                                                              by the Sub-advisors.
------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)         Trustee                         Partner law firm of Baker & McKenzie;
 Two Embarcadero Center                                       Director and Chairman, C.D. Stimson
 Suite 2400                                                   Company (a private investment company);
 San Francisco, CA 94111                                      and Trustee, each of the other
                                                              investment companies registered under
                                                              the 1940 Act that is sub-advised or
                                                              sub-administered by the Sub-advisors.
------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (55)     Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                        venture capital firm); Director, Viasoft
 Palo Alto, CA 94301                                          and PageMart, Inc. (both public software
                                                              companies) and several other privately
                                                              held software and communications
                                                              companies; and Trustee, each of the
                                                              other investment companies registered
                                                              under the 1940 Act that is sub-advised
                                                              or sub-administered by the Sub-advisors.
------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (64)         Trustee                         Private investor; President, Quigley
 1055 California Street                                       Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                      advisory services firm) from 1984 to
                                                              1986; and Trustee, each of the other
                                                              investment companies registered under
                                                              the 1940 Act that is sub-advised or
                                                              sub-administered by the Sub-advisors.
------------------------------------------------------------------------------------------------------

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the
  1940 Act.

------------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE      POSITIONS HELD WITH REGISTRANT  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)         Vice President                  Director and Senior Vice President,
 Vice President                                               A I M Advisors, Inc.; Vice President and
                                                              Treasurer, A I M Management Group Inc.
------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)      Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street         Accounting Officer              Accounting, INVESCO (NY), Inc. since
 San Francisco, CA 94111                                      1997; Vice President -- Mutual Fund
                                                              Accounting, INVESCO (NY), Inc. from 1992
                                                              to 1997.
------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)         Vice President                  Vice President and Chief Compliance
                                                              Officer, A I M Advisors, Inc., A I M
                                                              Capital Management, Inc., A I M
                                                              Distributors, Inc., A I M Fund Services,
                                                              Inc. and Fund Management Company.
------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)            Vice President                  Director and President, A I M Capital
                                                              Management, Inc.; Director and Senior
                                                              Vice President, A I M Management Group
                                                              Inc. and A I M Advisors, Inc.; and
                                                              Director, A I M Distributors, Inc. and
                                                              AMVESCAP PLC.
------------------------------------------------------------------------------------------------------
 SAMUEL D. SIRKO (39)         Vice President and Secretary    Vice President, Assistant General
                                                              Counsel and Assistant Secretary, A I M
                                                              Advisors, Inc.; and Assistant General
                                                              Counsel and Assistant Secretary, A I M
                                                              Management Group Inc., A I M Capital
                                                              Management, Inc., A I M Distributors,
                                                              Inc., A I M Fund Services, Inc., and
                                                              Fund Management Company.
------------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (43)       Vice President                  Director, Senior Vice President, General
                                                              Counsel and Secretary, A I M Advisors,
                                                              Inc.; Senior Vice President, General
                                                              Counsel and Secretary, A I M Management
                                                              Group Inc.; Director, Vice President and
                                                              General Counsel, Fund Management
                                                              Company; Vice President and General
                                                              Counsel, A I M Fund Services, Inc.; and
                                                              Vice President, A I M Capital
                                                              Management, Inc. and A I M Distributors,
                                                              Inc.
------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)          Vice President and Assistant    Vice President and Fund Controller,
                              Treasurer                       A I M Advisors, Inc.; and Assistant Vice
                                                              President and Assistant Treasurer, Fund
                                                              Management Company.
------------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM and/or the Sub-advisors or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1998, the Trust paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisors or any affiliated company, total
compensation of $          , $          , $          and $          ,
respectively, for their services as Trustees. For the year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisors or any other
affiliated company, received total compensation of $          , $          ,

$          and $          , respectively, from the investment companies managed
or administered by AIM and sub-advised or sub-administered by the Sub-advisors for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. [As of
April   , 1999, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. INVESCO NY serves as the sub-advisor to Pacific Fund and Japan Fund under a sub-advisory Contract between AIM and INVESCO NY ("Sub-Management Contract"). INVESCO AML serves as the sub-advisor to Europe Fund under a sub-advisory contract between AIM and INVESCO AML ("Sub-Management Contract"). Both Sub-Management Contracts together with the Management Contract may be referred to hereafter as the "Management Contracts." As investment managers and administrators, AIM and/or the Sub-advisors make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and/or the Sub-advisors furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.

  The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-advisors may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  The amounts of investment management and administration fees paid by each Fund to INVESCO NY during the Funds' three most recent fiscal years were as follows:

                       FUND                            1998         1997         1996
                       ----                         ----------   ----------   ----------
Europe Fund.......................................           *   $5,228,246   $5,416,280
Japan Fund........................................               $1,017,788   $1,367,702
Mid Cap Fund......................................               $3,999,732   $4,982,969
Pacific Fund......................................               $3,736,264   $5,260,774

* From 1/1/98 through 12/13/98

  The amount of investment management fees paid to INVESCO AML from December 14,
1998 through December 31, 1998 for Europe Fund was $          .

EXPENSES OF THE FUNDS

  Each Fund pays all expenses not assumed by AIM, the Sub-advisors, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

                             THE DISTRIBUTION PLANS
THE CLASS A AND C PLAN

  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of Pacific Fund, Europe Fund, Mid Cap Fund and Japan Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

  From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.

  For the fiscal year ended December 31, 1998, each Fund paid the following amounts under the Prior Plan:

                                                                                    % OF CLASS
                                                                                   AVERAGE DAILY
                                                                                    NET ASSETS
                                                                                 -----------------
                                                        CLASS A      CLASS B     CLASS A   CLASS B
                                                       ----------   ----------   -------   -------
Europe Fund..........................................  $            $             0.35%     1.00%
Japan Fund...........................................  $            $             0.35%     1.00%
Mid Cap Fund.........................................  $            $             0.35%     1.00%
Pacific Fund.........................................  $            $             0.35%     1.00%

  For the fiscal year ended December 31, 1998, each Fund paid the following amounts under the current Plan:

                                                                                    % OF CLASS
                                                                                   AVERAGE DAILY
                                                                                    NET ASSETS
                                                                                 -----------------
                                                        CLASS A      CLASS B     CLASS A   CLASS B
                                                       ----------   ----------   -------   -------
Europe Fund..........................................  $            $             0.35%     1.00%
Japan Fund...........................................  $            $             0.35%     1.00%
Mid Cap Fund.........................................  $            $             0.35%     1.00%
Pacific Fund.........................................  $            $             0.35%     1.00%

  Actual fees by category paid by each Fund with regard to the Class A shares during the year ended December 31, 1998 follows:

                                                      EUROPE      JAPAN     MID CAP    PACIFIC
                                                       FUND        FUND       FUND       FUND
                                                    ----------   --------   --------   --------
CLASS A
  Advertising.....................................  $            $          $          $
  Printing and mailing prospectuses, semi-annual
     reports and annual reports (other than to
     current shareholders)........................
  Seminars........................................
  Compensation to Underwriters to partially offset
     other marketing expenses.....................           0          0          0
  Compensation to Dealers including finder's
     fees.........................................
  Compensation to Sales Personnel.................           0          0          0          0
  Annual Report Total.............................

  Actual fees by category paid by each Fund with regard to the Class B shares during the year ended December 31, 1998 as follows:

                                                       EUROPE     JAPAN      MID CAP     PACIFIC
                                                        FUND       FUND        FUND        FUND
                                                      --------   --------   ----------   --------
CLASS B
  Advertising.......................................  $          $          $            $
  Printing and mailing prospectuses, semi-annual
     reports and annual reports (other than to
     current shareholders)..........................
  Seminars..........................................
  Compensation to Underwriters to partially offset
     other marketing expenses.......................
  Compensation to Dealers...........................
  Compensation to Sales Personnel...................         0          0            0          0
  Annual Report Totals..............................

  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

  The Trust has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Funds. Certain Trustees and officers of the Trust are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was approved by the Board of Trustees on May 7, 1998 and a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares was approved by
the Board of Trustees on [December   , 1998]. Both such Master Distribution
Agreements are hereinafter collectively referred to as the "Distribution Agreements."

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge

(0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's former distributor prior to June 1, 1998, for the fiscal year ended December 31, 1998.

                                                       1998                  1997
                                                -------------------   -------------------
                                                 SALES      AMOUNT     SALES      AMOUNT
                                                CHARGES    RETAINED   CHARGES    RETAINED
                                                --------   --------   --------   --------
Europe Fund...................................                        $ 70,428   $ 4,461
Japan Fund....................................                        $ 62,977   $23,200
Mid Cap Fund..................................                        $170,104   $38,700
Pacific Fund..................................                        $145,896   $21,605

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended December 31, 1998, 1997 and 1996 for Class A and Class B shares:

                                                       1998         1997         1996
                                                    ----------   ----------   ----------
Europe Fund.......................................  $            $  516,795   $  382,130
Japan Fund........................................               $  284,394   $  349,093
Mid Cap Fund......................................               $2,340,777   $1,941,095
Pacific Fund......................................               $  936,835   $  665,740

SALES CHARGES AND DEALER CONCESSIONS

  Category I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Growth

Fund, AIM Mid Cap Equity Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                              DEALER
                                                                                            CONCESSION
                                                                INVESTOR'S SALES CHARGE     ----------
                                                              ---------------------------      AS A
                                                                  AS A           AS A       PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE      OF THE
                                                              OF THE PUBLIC   OF THE NET      PUBLIC
                                                                OFFERING        AMOUNT       OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                        PRICE        INVESTED       PRICE
------------------------------------------                    -------------   -----------   ----------
Less than $25,000...........................................      5.50%          5.82%         4.75%
$25,000 but less than $50,000...............................      5.25           5.54          4.50
$50,000 but less than $100,000..............................      4.75           4.99          4.00
$100,000 but less than $250,000.............................      3.75           3.90          3.00
$250,000 but less than $500,000.............................      3.00           3.09          2.50
$500,000 but less than $1,000,000...........................      2.00           2.04          1.60

  Category II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                              DEALER
                                                                                            CONCESSION
                                                                INVESTOR'S SALES CHARGE     ----------
                                                              ---------------------------      AS A
                                                                  AS A           AS A       PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE      OF THE
                                                              OF THE PUBLIC   OF THE NET      PUBLIC
                                                                OFFERING        AMOUNT       OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                        PRICE        INVESTED       PRICE
------------------------------------------                    -------------   -----------   ----------
Less than $50,000...........................................      4.75%          4.99%         4.00%
$50,000 but less than $100,000..............................      4.00           4.17          3.25
$100,000 but less than $250,000.............................      3.75           3.90          3.00
$250,000 but less than $500,000.............................      2.50           2.56          2.00
$500,000 but less than $1,000,000...........................      2.00           2.04          1.60

  Category III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                              DEALER
                                                                                            CONCESSION
                                                                INVESTOR'S SALES CHARGE     ----------
                                                              ---------------------------      AS A
                                                                  AS A           AS A       PERCENTAGE
                                                               PERCENTAGE     PERCENTAGE      OF THE
                                                              OF THE PUBLIC   OF THE NET      PUBLIC
                                                                OFFERING        AMOUNT       OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                        PRICE        INVESTED       PRICE
------------------------------------------                    -------------   -----------   ----------
Less than $100,000..........................................      1.00%          1.01%         0.75%
$100,000 but less than $250,000.............................      0.75           0.76          0.50
$250,000 but less than $1,000,000...........................      0.50           0.50          0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

  All Groups of AIM Funds. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  1. Letters of Intent. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI Privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the Investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI Is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  2. Rights of Accumulation. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  Purchases At Net Asset Value. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

  The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  - A I M Management Group Inc. ("AIM Management") and its affiliates, or their clients;

  - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

  - Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group, Inc. and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

  - Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

  - Purchases through approved fee-based programs;

  - Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

  - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

  - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

  - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

  - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

  - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

  - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

  As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

  CDSCs will not apply to the following:

  - Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

  - Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  - Liquidation by the Fund when the account value falls below the minimum required account size of $500;

  - Investment account(s) of AIM; and

  - Class C shares where the investors dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

  Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

  - Shares held more than 18 months;

  - Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participants aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

  - Private foundations or endowment funds;

  - Redemption of shares by the investor where the investors dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

  - Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis or amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.

  Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Funds. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a fund may be significantly affected on days when an investor cannot exchange or redeem shares of a Fund.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the heading "Shareholder Information -- Purchasing Shares."

  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses.

  [Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code;
(10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.]

  [Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.]

  [For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.]

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who had entered into an agreement with AIM Distributors. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS") of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS Penalties -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  Nonresident Aliens -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                QUALIFYING FOR A REDUCED FRONT-END SALES CHARGE

  As described in the Prospectus, the front-end sales charge for Class A shares is calculated by multiplying an investor's total investment by the applicable sales charge rate. The applicable rate varies with the amount invested. The Funds offer programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectuses, and are designed to permit investors to aggregate purchases of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectuses.

                     PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectuses. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800)959-4246.

                                 DIVIDEND ORDER

  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To affect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256

Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  Timing of Purchase Orders. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  Share Certificates. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  Systematic Withdrawal Plan. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  Terms and Conditions of Exchanges. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  Exchanges by Telephone. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated amount(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  Redemptions by Telephone. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  Signature Guarantees. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  Dividends and Distributions. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

  AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Trust to be held in separate accounts outside the United States in the custody of non-U.S. banks.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective at September 8, 1998.

  Pursuant to the Transfer Agency and Service Agreement, INVESCO NY, as Sub-Advisor also serves as pricing and accounting agent for the Funds and received accounting services fees as follows:

                                                           1998       1997       1996
                                                         --------   --------   --------
Europe Fund............................................  $      *   $138,072   $139,442
Japan Fund.............................................  $          $ 26,210   $ 35,119
Mid Cap Fund...........................................  $          $142,274   $173,767
Pacific Fund...........................................  $          $ 99,321   $135,182

---------------

* From 1/1/98 through 12/13/98

  Pursuant to the Transfer Agency and Service Agreement, INVESCO AML, as Sub-Advisor also serves as pricing and accounting agent, received accounting services fees from 12/14/98 through 12/31/98 for Europe Fund in the amount of
$          .

INDEPENDENT ACCOUNTANTS

  The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

  Prior to May 29, 1998, AIM New Pacific Growth Fund operated under the name of GT Global New Pacific Growth Fund; AIM Europe Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; AIM International Growth Fund operated under the name of GT Global International Growth Fund; AIM Worldwide Growth Fund operated under the name of GT Global Worldwide Growth Fund and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of April   , 1999, and the percentage of the outstanding shares
held by such holders are set forth below.

                                                                                                PERCENT
                                                                                   PERCENT      OWNED OF
                                                                                   OWNED OF    RECORD AND
FUND                                           NAME AND ADDRESS OF OWNER           RECORD*    BENEFICIALLY
----                                           -------------------------           --------   ------------
Europe Growth Fund -- Advisor Class    Charles Schwab & Co. Inc.                         %        -0-
                                       For the Excl Benef of Our Custs
                                       Reinvest Account
                                       101 Montgomery St.
                                       San Francisco, CA 94104-4122
                                       Attn: Mutual Funds
                                       MLPF&S for the Sole Benefit of Its                %        -0-
                                       Customers, Security #
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                PERCENT
                                                                                   PERCENT      OWNED OF
                                                                                   OWNED OF    RECORD AND
FUND                                           NAME AND ADDRESS OF OWNER           RECORD*    BENEFICIALLY
----                                           -------------------------           --------   ------------
Europe Growth Fund -- Class A          MLPF&S for the Sole Benefit of Its                %        -0-
                                       Customers, Security #974U7
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Japan Fund -- Advisor Class            Donaldson Lufkin Jennette Securities              %        -0-
                                       Corp. Inc.
                                       P.O. Box 2052
                                       Jersey City, New Jersey 87303-2052
                                       MLPF&S for the Sole Benefit of Its                %        -0-
                                       Customers, Security #97K48
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Japan Growth Fund -- Class A           MLPF&S for the Sole Benefit of Its                %        -0-
                                       Customers, Security #974U9
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Mid Cap Equity Fund -- Class A         MLPF&S for the Sole Benefit of its                %        -0-
                                       Customers, Security #974U8
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Pacific Fund -- Advisor Class          Wells Fargo Bank NA TTEE FBO                      %        -0-
                                       LGT Asset Management AC 5000201000
                                       Serp Prft Shr Plan ###-##-####
                                       P O Box 9800 MAC 9137-027
                                       Calabasas, CA 91372-0800
                                       G.T. Capital Holdings, Inc. 401(k) FBO            %        -0-
                                       Account: 045462854
                                       50 California Street, 27th Floor
                                       San Francisco, California 94111-4624
                                       Attn: Human Resources
Pacific Fund -- Class A                MLPF&S for the Sole Benefit of its                %        -0-
                                       Customers, Security #97043
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:

                                 (n)
                           P(1+T)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portion of such period).

  The standardized returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Fiscal year ended December 31, 1998.........................     10.24%        10.80%
For the five years ended December 31, 1998..................      8.69%         8.94%
For the ten years ended December 31, 1998...................      8.01%          N/A
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A         11.43%

  The standardized returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                              JAPAN FUND   JAPAN FUND
PERIOD                                                        (CLASS A)    (CLASS B)
------                                                        ----------   ----------
Fiscal year ended December 31, 1998.........................     (6.01)%      (6.18)%
For the five years ended December 31, 1998..................     (2.75)%      (2.62)%
For the ten years ended December 31, 1998...................      0.14%         N/A
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A         0.64%

  The standardized returns for the Class A and Class B shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1998.........................     (9.94)%        (9.88)%
For the five years ended December 31, 1998..................     11.11%         11.38%
For the ten years ended December 31, 1998...................     15.24%           N/A
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A          12.84%
June 9, 1987 (commencement of operations) through December
  31, 1998..................................................     12.57%           N/A

  The standardized returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                              PACIFIC FUND   PACIFIC FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1998.........................     (23.57)%       (23.56)%
For the five years ended December 31, 1998..................     (15.09)%       (14.97)%
For the ten years ended December 31, 1998...................      (0.27)%          N/A
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................        N/A          (7.09)%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                       (n)
                                 P(1+U)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standardized returns for the Class A and Class B shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
Fiscal year ended December 31, 1998.........................     16.63%        15.80%
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A         11.53%
July 19, 1985 (commencement of operations) through December
  31, 1998..................................................     13.06%          N/A

  The average annual non-standardized returns for the Class A and Class B shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                              JAPAN FUND   JAPAN FUND
PERIOD                                                        (CLASS A)    (CLASS B)
------                                                        ----------   ----------
Fiscal year ended December 31, 1998.........................    (0.54)%      (1.25)%
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................      N/A         0.78%
July 19, 1985 (commencement of operations) through December
  31, 1998..................................................    10.81%         N/A

  The average annual non-standardized returns for the Class A and Class B shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1998.........................     (4.71)%        (5.41)%
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A          12.94%
June 9, 1987 (commencement of operations) through December
  31, 1998..................................................     13.12%           N/A

  The average annual non-standardized returns for the Class A and Class B shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                              PACIFIC FUND   PACIFIC FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
Fiscal year ended December 31, 1998.........................     (19.09)%       (19.55)%
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................        N/A          (6.98)%
January 19, 1977 (commencement of operations) through
  December 31, 1998.........................................       8.43%           N/A

  Cumulative total return across a stated period may be calculated as follows:

                                       (n)
                                 P(1+V)   =ERV

     Where P = a hypothetical initial payment of $1,000.

           V = cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.

           n = number of years.

         ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:

                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A         87.33%
July 19, 1985 (commencement of operations) through December
  31, 1998..................................................    421.02%          N/A

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                              JAPAN FUND    JAPAN FUND
PERIOD                                                        (CLASS A)     (CLASS B)
------                                                        ----------    ----------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A         4.59%
July 19, 1985 (commencement of operations) through December
  31, 1998..................................................    297.96%         N/A

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................        N/A         101.28%
June 9, 1987 (commencement of operations) through December
  31, 1998..................................................     315.98%           N/A

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:

                                                              PACIFIC FUND   PACIFIC FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................        N/A         (34.03)%
January 19, 1977 (commencement of operations) through
  December 31, 1998.........................................     490.56%           N/A

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:

                                                              EUROPE FUND   EUROPE FUND
PERIOD                                                         (CLASS A)     (CLASS B)
------                                                        -----------   -----------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................        N/A        86.33%
July 19, 1985 (commencement of operations) through December
  31, 1998..................................................     392.46%         N/A

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                              JAPAN FUND    JAPAN FUND
PERIOD                                                        (CLASS A)     (CLASS B)
------                                                        ----------    ----------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................       N/A         3.72%
July 19, 1985 (commencement of operations) through December
  31, 1998..................................................    276.08%         N/A

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                              MID CAP FUND   MID CAP FUND
PERIOD                                                         (CLASS A)      (CLASS B)
------                                                        ------------   ------------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................        N/A         100.28%
June 9, 1987 (commencement of operations) through December
  31, 1998..................................................     293.17%           N/A

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:

                                                               PACIFIC     PACIFIC
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------                                                        ---------   ---------
April 1, 1993 (commencement of operations) through December
  31, 1998..................................................      N/A      (34.47)%
January 19, 1977 (commencement of operations) through
  December 31, 1998.........................................   458.18%        N/A

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
EuroMoney
FACS of the Week
Financial Planning
Financial Product News
Financial World
Forbes
Fortune
Global Finance
Hartford Courant Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Financial Services Week
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and
  comparisons)
Moody's Investors Service (publications)
Morgan Stanley Capital International All Country
  (AC) World Index
Morgan Stanley Capital International World Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond Index-
  Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10-year Treasuries
         30-year Treasuries
         30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

        1. An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

        3. There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                     CLASS A, CLASS B AND CLASS C SHARES OF
                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

     STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999 RELATING TO THE
 AIM BASIC VALUE FUND PROSPECTUS AND THE AIM SMALL CAP GROWTH FUND PROSPECTUS,
                             EACH DATED MAY 3, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................       4
GENERAL INFORMATION ABOUT THE FUNDS.........................       4
  The Trust and Its Shares..................................       4
INVESTMENT OBJECTIVES AND POLICIES..........................       5
  Investment Objectives.....................................       5
  Selection of Investments..................................       5
  Investments in Other Investment Companies.................       6
  Depositary Receipts.......................................       6
  Warrants or Rights........................................       6
  Lending of Portfolio Securities...........................       7
  Commercial Bank Obligations...............................       7
  Repurchase Agreements.....................................       7
  Borrowing, Reverse Repurchase Agreement and "Roll"
     Transactions...........................................       7
  When-Issued or Forward Commitment Securities..............       8
  Temporary Defensive Strategies............................       8
OPTIONS AND FUTURES.........................................       9
  Special Risks of Options and Futures......................       9
  Writing Call Options......................................       9
  Writing Put Options.......................................      10
  Purchasing Put Options....................................      11
  Purchasing Call Options...................................      11
  Index Options.............................................      12
  Interest Rate and Stock Index Futures Contracts...........      13
  Options on Futures Contracts..............................      14
  Limitations on Use of Futures, and Options on Futures.....      15
  Cover.....................................................      15
RISK FACTORS................................................      15
  Illiquid Securities.......................................      15
  Debt Securities...........................................      16
  Equity Securities.........................................      16
  Small Cap Companies.......................................      16
INVESTMENT LIMITATIONS......................................      17
EXECUTION OF PORTFOLIO TRANSACTIONS.........................      18
  Portfolio Trading and Turnover............................      19
MANAGEMENT..................................................      20
  Trustees and Executive Officers...........................      20
  Investment Management and Administrative Services Relating
     to the Funds and the Portfolios........................      22
  Expenses of the Funds and the Portfolios..................      22
THE DISTRIBUTION PLANS......................................      23
  The Class A and C Plan....................................      23
  The Class B Plan..........................................      23
  Both Plans................................................      23
THE DISTRIBUTOR.............................................      26
  Sales Charges and Dealer Concessions......................      27
  Reductions in Initial Sales Charges.......................      29
  Contingent Deferred Sales Charge Exceptions...............      32
NET ASSET VALUE DETERMINATION...............................      33

                                                              PAGE NO.
                                                              --------
HOW TO PURCHASE AND REDEEM SHARES...........................      33
  Backup Withholding........................................      35
PROGRAMS AND SERVICES FOR SHAREHOLDERS......................      36
DIVIDEND ORDER..............................................      36
TAXES.......................................................      36
  Taxation of Funds.........................................      36
  Taxation of the Portfolios................................      36
  Taxation of the Fund's Shareholders.......................      37
SHAREHOLDER INFORMATION.....................................      38
MISCELLANEOUS INFORMATION...................................      40
  Custodian.................................................      40
  Transfer Agency and Accounting Agency Services............      40
  Independent Accountants...................................      40
  Legal Matters.............................................      40
  Shareholder Liability.....................................      40
  Names.....................................................      40
  Control Persons and Principal Holders of Securities.......      41
INVESTMENT RESULTS..........................................      42
  Total Return Quotations...................................      42
  Performance Information...................................      43
APPENDIX....................................................      45
  Description of Bond Ratings...............................      45
  Description of Commercial Paper Ratings...................      46
  Absence of Rating.........................................      46
FINANCIAL STATEMENTS........................................      FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Class A and Class B shares of AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") and AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and Basic Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Portfolios and for the Funds.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated May 3, 1999, and for Basic Value Fund is included in a separated Prospectus dated May 3, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: each of the Funds, AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM International Growth Fund, AIM Worldwide Growth Fund, AIM Mid Cap Equity Fund (formerly known as AIM Mid Cap Growth Fund), AIM Small Cap Growth Fund (formerly known as AIM Small Cap Equity Fund), and AIM Basic Value Fund (formerly known as AIM America Value Fund). Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of G.T. Global Growth Series (renamed AIM Growth Series).

  This Statement of Additional Information relates solely to the Class A, B and C shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund or a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund, such class or such Portfolio present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio.

  Class A, Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectuses and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

  The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Basic Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a Delaware business trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in a Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so.

  A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for [the Fund] and could adversely affect its liquidity. Should such a distribution occur, [the Fund] could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of [the Fund] in another pooled investment entity having substantially the same investment objective as [the Fund] or the direct retention by [the Fund] of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Funds, each Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the corresponding Fund and may charge different sales commissions. Therefore, investors in a Fund may experience different returns than investors in another investment company that invests exclusively in a Portfolio. As of the date of the Prospectus and this Statement of Additional Information, the Funds are the only institutional investors in the Portfolios.

  The Funds may be materially affected by the actions of other large investors, if any, in the Portfolios. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could have effective voting control over the operation of the Portfolio.

SELECTION OF INVESTMENTS

  For purposes of the Prospectus and this Statement of Additional Information, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

  The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. Each Portfolio will limit its purchases of debt securities to investment grade debt obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM to be of equivalent quality.

  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by AIM or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless AIM determines that the potential benefits of such investments justify the payment of any applicable premiums. As a shareholder in an investment company, [the Portfolio] would bear [its] ratable share of that investment company's expenses, including its advisory and administration fees. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At the same time, [the Portfolio] would continue to pay [its]own management fees and other expenses. With respect to investments in Affiliated Funds, AIM waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

  Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous.

Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

  Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

  Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

  Each Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Portfolio. If a Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Portfolio may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, AIM and/or the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time, a Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. In addition, most or all investments of a Portfolio may be made in the United States and denominated in U.S. dollars. Further, pending investment of proceeds from new sales of Portfolio shares or to meet its ordinary daily cash needs, a Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and may invest in high quality foreign or domestic money market instruments.

  Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality.

                              OPTIONS AND FUTURES

SPECIAL RISKS OF OPTIONS AND FUTURES

  The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because AIM projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

          (5) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS

  A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an

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option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

  The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS

  The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Portfolio generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

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

PURCHASING PUT OPTIONS

  Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

  A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio.
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

The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

  A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.

  The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

  Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as
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

variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

  If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES

  To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER

  Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Portfolio increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES

  Each Portfolio may invest in U.S. government securities and corporate debt securities of issuers domiciled in the United States. Each Portfolio limits its purchases of debt securities to investment grade obligations. The value of debt securities held by a Portfolio will fluctuate with changes in the perceived creditworthiness of the issues of such securities and interest rates. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. AIM will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

EQUITY SECURITIES

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

SMALL CAP COMPANIES

  The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

                             INVESTMENT LIMITATIONS

  The Small Cap Fund and Basic Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Neither Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or a Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of a Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

          (3) Enter into a futures contract or an option on a futures contract, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

          (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  The approval of [the Fund] and of other investors in a Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of a Fund thirty days prior to any changes in a Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

  Investors should refer to each Fund's Prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by Growth Portfolio's Board of Trustees, AIM is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, AIM seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Portfolios, AIM may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to AIM for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

  Investment decisions for each Portfolio and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

  Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, the Small Cap Portfolio paid aggregate brokerage commissions of
$       , $91,971 and $54,241, respectively. For the fiscal years ended December
31, 1998, December 31, 1997 and December 31, 1996, the Value Portfolio paid
aggregate brokerage commissions of $       , $22,202 and $37,380, respectively.

PORTFOLIO TRADING AND TURNOVER

  Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1998 and December 31, 1997 the Small Cap Portfolio's and
Value Portfolio's portfolio turnover rates were      % and 233%, and      % and
93%, respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Trust's Board.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (52)      Trustee, Chairman of the Board  Director, President and Chief Executive
                             and President                   Officer, A I M Management Group Inc.;
                                                             Director and President, A I M Advisors,
                                                             Inc.; Director and Senior Vice
                                                             President, A I M Capital Management,
                                                             Inc., A I M Distributors, Inc., A I M
                                                             Fund Services, Inc. and Fund Management
                                                             Company; Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)      Trustee                         President, Plantagenet Capital
 220 Sansome Street                                          Management, LLC (an investment
 Suite 400                                                   partnership); Chief Executive Officer,
 San Francisco, CA 94104                                     Plantagenet Holdings, Ltd. (an
                                                             investment banking firm); Director,
                                                             Anderson Capital Management, Inc. since
                                                             1988; Director, PremiumWear, Inc.
                                                             (formerly Munsingwear, Inc.) (a casual
                                                             apparel company); Director, "R" Homes,
                                                             Inc. and various other companies; and
                                                             Trustee, each of the other investment
                                                             companies registered under the 1940 Act
                                                             that is sub-advised or sub-administered
                                                             by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)        Trustee                         Partner, law firm of Baker & McKenzie;
 Two Embarcadero Center                                      Director and Chairman, C.D. Stimson
 Suite 2400                                                  Company (a private investment company);
 San Francisco, CA 94111                                     and Trustee, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (55)    Trustee                         Managing Partner, Accel Partners (a
 428 University Avenue                                       venture capital firm); Director,
 Palo Alto, CA 94301                                         Viasoft and PageMart, Inc. (both public
                                                             software companies) and several other
                                                             privately held software and
                                                             communications companies; and Trustee,
                                                             each of the other investment companies
                                                             registered under the 1940 Act that is
                                                             sub-advised or sub-administered by the
                                                             Sub-advisor.
----------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (64)        Trustee                         Private investor; President, Quigley
 1055 California Street                                      Friedlander & Co., Inc. (a financial
 San Francisco, CA 94108                                     advisory services firm) from 1984 to
                                                             1986; and Director, each of the other
                                                             investment companies registered under
                                                             the 1940 Act that is sub-advised or
                                                             sub-administered by the Sub-advisor.
----------------------------------------------------------------------------------------------------

---------------

* A trustee who is an "interested person" of the Trust and AIM Advisors, Inc. as defined in the 1940
  Act.

----------------------------------------------------------------------------------------------------
   NAME, ADDRESS AND AGE     POSITIONS HELD WITH REGISTRANT   PRINCIPAL OCCUPATION WITH REGISTRANT
   ---------------------     ------------------------------   ------------------------------------
----------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR (53)        Vice President                  Director and Senior Vice President,
                                                             A I M Advisors, Inc.; Vice President
                                                             and Treasurer, A I M Management Group
                                                             Inc.
----------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (53)     Vice President and Principal    Senior Vice President -- Mutual Fund
 50 California Street        Accounting Officer              Accounting, INVESCO (NY), Inc. since
 San Francisco, CA 94111                                     1997; Vice President -- Mutual Fund
                                                             Accounting, INVESCO (NY), Inc. from
                                                             1992 to 1997.
----------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)        Vice President                  Vice President and Chief Compliance
                                                             Officer, A I M Advisors, Inc., A I M
                                                             Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund
                                                             Services, Inc. and Fund Management
                                                             Company.
----------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)           Vice President                  Director and President, A I M Capital
                                                             Management, Inc.; Director and Senior
                                                             Vice President, A I M Management Group
                                                             Inc. and A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and
                                                             AMVESCAP PLC.
----------------------------------------------------------------------------------------------------
 SAMUEL D. SIRKO (39)        Vice President and Secretary    Vice President, Assistant General
                                                             Counsel and Assistant Secretary, A I M
                                                             Advisors, Inc.; and Assistant General
                                                             Counsel and Assistant Secretary, A I M
                                                             Management Group Inc., A I M Capital
                                                             Management, Inc., A I M Distributors,
                                                             Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN (43)      Vice President                  Director, Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Advisors, Inc.; Senior Vice President,
                                                             General Counsel and Secretary, A I M
                                                             Management Group, Inc.; Director, Vice
                                                             President and General Counsel, Fund
                                                             Management Company; Vice President and
                                                             General Counsel, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital
                                                             Management, Inc. and A I M
                                                             Distributors, Inc.
----------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)         Vice President and Assistant    Vice President and Fund Controller,
                             Treasurer                       A I M Advisors, Inc.; and Assistant
                                                             Vice President and Assistant Treasurer,
                                                             Fund Management Company.
----------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any affiliated company,
received total compensation of $          , $          , $          and
$          , respectively, from the Trust for their services as Trustees. For the year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other
affiliated company, received total compensation of $          , $          ,
$          and $          , respectively, from the investment companies managed
or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees
contained no accrued or payable pension or retirement benefits. [As of April   ,
1999, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the Basic Value Fund and less than 1% of the shares of the Small Cap Fund.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO FUNDS AND THE PORTFOLIOS

  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between the Growth Portfolio and AIM ("Portfolio Management Contract"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract").

  The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.

  The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of the Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, the Portfolio or AIM may terminate the contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  [For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to INVESCO (NY), Inc. For the same periods, the Small Cap Fund and Basic Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to INVESCO (NY), Inc. For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, INVESCO
(NY), Inc. reimbursed the Small Cap Fund and Basic Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, INVESCO (NY), Inc. reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.]

  [For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO
(NY), Inc., pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.]

EXPENSES OF THE FUNDS AND THE PORTFOLIOS

  Each Fund and each Portfolio pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

  The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of Basic Value Fund and Small Cap Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

  Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.

THE CLASS B PLAN

  The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

BOTH PLANS

  Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

  Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

  Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

  Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

  Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

  Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

  From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

  Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1 plan, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Funds at the time the Prior Plan was in effect.

  For the fiscal year ended December 31, 1998, each Fund paid the following amounts under the Prior Plan:

                                                                           % OF CLASS
                                                                          AVERAGE DAILY
                                                                           NET ASSETS
                                                                        -----------------
                                                 CLASS A     CLASS B    CLASS A   CLASS B
                                                 -------     --------   -------   -------
Basic Value Fund...............................  $           $           0.35%     1.00%
Small Cap Fund.................................  $           $           0.35%     1.00%

  For the fiscal year ended December 31, 1998, each Fund paid the following amounts under the current Plan:

                                                                           % OF CLASS
                                                                          AVERAGE DAILY
                                                                           NET ASSETS
                                                                        -----------------
                                                 CLASS A     CLASS B    CLASS A   CLASS B
                                                 -------     --------   -------   -------
Basic Value Fund...............................  $           $           0.35%     1.00%
Small Cap Fund.................................  $           $           0.35%     1.00%

  Actual fees by category paid by the Fund with regard to the Class A shares during the year ended December 31, 1998 follows:

                                                             BASIC VALUE   SMALL CAP
                                                                FUND         FUND
                                                             -----------   ---------
CLASS A
  Advertising...............................................  $            $
  Printing and mailing prospectuses, semi-annual reports and annual reports (other than to current shareholders)....
  Seminars..................................................
  Compensation to Underwriters to partially offset other
     marketing expenses.....................................         0            0
  Compensation to Dealers including finder's fees...........
  Compensation to Sales Personnel...........................         0            0
  Annual Report Total.......................................

  Actual fees by category paid by the Fund with regard to the Class B Shares during the year ended December 31, 1998 as follows:

                                                             BASIC VALUE   SMALL CAP
                                                                FUND         FUND
                                                             -----------   ----------
CLASS B
  Advertising...............................................  $            $
  Printing and mailing prospectuses, semi-annual reports and annual reports (other than to current shareholders)....
  Seminars..................................................
  Compensation to Underwriters to partially offset other
     marketing expenses.....................................
  Compensation to Dealers...................................
  Compensation to Sales Personnel...........................         0            0
  Annual Report Totals......................................

  The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

  Unless terminated earlier in accordance with their terms, the Plans continue in effect until May 29, 1999 and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

  The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                THE DISTRIBUTOR

  The Trust has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Funds. Certain Trustees and officers of the Trust are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was approved by the Board of Trustees on May 7, 1998 and a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares was approved by
the Board of Trustees on [December   , 1998]. Both such Master Distribution
Agreements are hereinafter collectively referred to as the "Distribution Agreements."

  The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

  The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

  The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's former distributor prior to June 1, 1998, for the fiscal year ended December 31, 1998.

                                                         1998                 1997
                                                  ------------------   ------------------
                                                   SALES     AMOUNT     SALES     AMOUNT
                                                  CHARGES   RETAINED   CHARGES   RETAINED
                                                  -------   --------   -------   --------
Basic Value Fund...............................   $          $         $          $
Small Cap Fund.................................   $          $         $          $

  The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal years ended December 31, 1998, 1997 and 1996 for Class A and Class B shares:

                                                            1998      1997      1996
                                                           -------   -------   -------
Basic Value Fund.........................................  $         $55,700   $ 5,608
Small Cap Fund...........................................  $         $60,107   $28,162

SALES CHARGES AND DEALER CONCESSIONS

  Category I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM European Development Fund, AIM Europe Growth Fund, AIM Global Utilities Fund, AIM Global Growth & Income Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Growth Fund, AIM Mid Cap Equity Fund, AIM Money Market Fund, AIM New Pacific Growth Fund, AIM Select Growth Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund and AIM Weingarten Fund.

                                                                                              DEALER
                                                               INVESTOR'S SALES CHARGE      CONCESSION
                                                              --------------------------   -------------
                                                                  AS A           AS A          AS A
                                                               PERCENTAGE     PERCENTAGE    PERCENTAGE
                                                              OF THE PUBLIC   OF THE NET   OF THE PUBLIC
                                                                OFFERING        AMOUNT       OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                        PRICE        INVESTED        PRICE
------------------------------------------                    -------------   ----------   -------------
Less than $25,000...........................................      5.50%          5.82%         4.75%
$25,000 but less than $50,000...............................      5.25           5.54          4.50
$50,000 but less than $100,000..............................      4.75           4.99          4.00
$100,000 but less than $250,000.............................      3.75           3.90          3.00
$250,000 but less than $500,000.............................      3.00           3.09          2.50
$500,000 but less than $1,000,000...........................      2.00           2.04          1.60

  Category II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Emerging Markets Debt Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global

Government Income Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                              DEALER
                                                               INVESTOR'S SALES CHARGE      CONCESSION
                                                              --------------------------   -------------
                                                                  AS A           AS A          AS A
                                                               PERCENTAGE     PERCENTAGE    PERCENTAGE
                                                              OF THE PUBLIC   OF THE NET   OF THE PUBLIC
                                                                OFFERING        AMOUNT       OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                        PRICE        INVESTED        PRICE
------------------------------------------                    -------------   ----------   -------------
Less than $50,000...........................................      4.75%          4.99%         4.00%
$50,000 but less than $100,000..............................      4.00           4.17          3.25
$100,000 but less than $250,000.............................      3.75           3.90          3.00
$250,000 but less than $500,000.............................      2.50           2.56          2.00
$500,000 but less than $1,000,000...........................      2.00           2.04          1.60

  Category III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                              DEALER
                                                               INVESTOR'S SALES CHARGE      CONCESSION
                                                              --------------------------   -------------
                                                                  AS A           AS A          AS A
                                                               PERCENTAGE     PERCENTAGE    PERCENTAGE
                                                              OF THE PUBLIC   OF THE NET   OF THE PUBLIC
                                                                OFFERING        AMOUNT       OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                        PRICE        INVESTED        PRICE
------------------------------------------                    -------------   ----------   -------------
Less than $100,000..........................................      1.00%          1.01%         0.75%
$100,000 but less than $250,000.............................      0.75           0.76          0.50
$250,000 but less than $1,000,000...........................      0.50           0.50          0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

  All Groups of AIM Funds. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

  AIM Distributors may pay sales commissions to dealers and Institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

  AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken, into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer, and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

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

  - a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  1. Letters of Intent. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  2. Rights of Accumulation. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the

AIM Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  Purchases At Net Asset Value. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain other funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

  The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

  - A I M Management Group Inc. ("AIM Management") and its affiliates, or their clients;

  - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

  - Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group, Inc.; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc.
    or its affiliates;

  - Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

  - Purchases through approved fee-based programs;

  - Employee benefit plans designated as qualified purchasers as defined above, provided the initial investment in the Fund(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

  - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

  - Shareholders of record of Advisor Class shares of AIM International Growth Fund and AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

  - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

  - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

  - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds; and

  - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time.

  As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

  CDSCs will not apply to the following:

  - Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor MultiFlex Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

  - Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

  - Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

  - Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

  - Liquidation by the Fund when the account value falls below the minimum required account size of $500;

  - Investment account(s) of AIM; and

  - Class C shares where the investor's dealer or record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

  Upon the redemption of shares in Categories I and II purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

  - Shares held more than 18 months;

  - Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

  - Private foundations or endowment funds;

  - Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

  - Shares acquired by exchange from Class A shares in Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Portfolio's or the Fund's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Portfolio's or the Fund's Board of Trustees.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the heading "Shareholder Information -- Purchasing Shares."

  The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expenses associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth in the Funds' Prospectuses.

  [Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily;
(5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.]

  [Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.]

  [For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.]

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS Penalties -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  Nonresident Aliens -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                     PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

                                 DIVIDEND ORDER

  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS

  The Portfolios and their Relationship to the Funds. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio.

  Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

  Options and Futures Transactions. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

  Futures that are subject to section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

  If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  Timing of Purchase Orders. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  Share Certificates. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  Systematic Withdrawal Plan. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  Terms and Conditions of Exchanges. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  Exchanges by Telephone. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  Redemptions by Telephone. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  Signature Guarantees. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  Dividends and Distributions. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

  AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

  The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. AIM also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1998, December 31, 1997 and December 31, 1996, the Small Cap Fund and Basic Value Fund
paid accounting services fees of $      , $6,379 and $3,900; and $      , $3,938
and $1,472, $  , respectively.

INDEPENDENT ACCOUNTANTS

  The Trust's, the Funds' and the Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.

  The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

  Prior to May 29, 1998, AIM Basic Value Fund operated under the name of GT Global America Value Fund, and AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of April   , 1999, and the percentage of the outstanding shares
held by such holders are set forth below.

                                                                                                 PERCENT
                                                                                  PERCENT        OWNED OF
                                                                                  OWNED OF      RECORD AND
                FUND                           NAME AND ADDRESS OF OWNER          RECORD*      BENEFICIALLY
                ----                           -------------------------          --------     ------------
Basic Value Fund -- Advisor Class      INVESCO (NY) Asset Management Inc.               %          -0-
                                       1166 Avenue of the Americas
                                       New York, New York 10036-2708
                                       Attn: Julio Garcia
Basic Value Fund -- Class B            MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97Hx6
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Small Cap Fund -- Advisor Class        Donaldson Lufkin Jenrette Securities             %          -0-
                                       Corp. Inc.
                                       P.O. Box 2052
                                       Jersey City, New Jersey 07303-2052
Small Cap Fund -- Class A              MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97Hx3
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484
Small Cap Fund -- Class B              MLPF&S for the Sole Benefit of its               %          -0-
                                       Customers, Security #97Hx5
                                       Attn: Fund Administration
                                       4800 Deer Lake Drive East, 2nd Floor
                                       Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:

                                    (n)
                              P(1+T)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portion of such period).

  The standardized returns for the Class A and Class B shares of the Basic Value Fund and Small Cap Fund, stated as average annualized total returns for the periods shown, were:

                                               BASIC VALUE   BASIC VALUE   SMALL CAP   SMALL CAP
                                                  FUND          FUND         FUND        FUND
                   PERIOD                       (CLASS A)     (CLASS B)    (CLASS A)   (CLASS B)
                   ------                      -----------   -----------   ---------   ---------
Fiscal year ended December 31, 1998..........      1.15%         1.34%       16.38%      17.22%
October 18, 1995 (commencement of operations)
  through December 31, 1998..................     16.99%        17.69%       15.55%      16.16%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                       (n)
                                 P(1+U)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           U      =   average annual total return assuming payment of only a
                      stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The average annual non-standardized returns for the Class A and Class B shares of the Basic Value Fund and Small Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                BASIC VALUE   BASIC VALUE   SMALL CAP   SMALL CAP
                                                   FUND          FUND         FUND        FUND
                    PERIOD                       (CLASS A)     (CLASS B)    (CLASS A)   (CLASS B)
                    ------                      -----------   -----------   ---------   ---------
Fiscal year ended December 31, 1998...........      7.02%         6.34%       23.15%      22.22%
October 18, 1995 (commencement of operations)
  through December 31, 1998...................     19.09%        18.34%       17.62%      16.83%

  Cumulative total return across a stated period may be calculated as follows:

                                       (n)
                                 P(1+V)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Class A and Class B shares of the Basic Value Fund and the Small Cap Fund, stated as aggregate total returns for the periods shown, were:

                                              BASIC VALUE   BASIC VALUE   SMALL CAP   SMALL CAP
                                                 FUND          FUND         FUND        FUND
                   PERIOD                      (CLASS A)     (CLASS B)    (CLASS A)   (CLASS B)
                   ------                     -----------   -----------   ---------   ---------
October 18, 1995 (commencement of
  operations) through December 31, 1998.....     74.99%        71.50%       68.17%      64.57%

  The aggregate non-standardized returns (taking sales charges into account) for the Class A and Class B shares of the Basic Value Fund and Small Cap Fund, stated as aggregate total returns for the periods shown, were:

                                         AMERICA VALUE   AMERICA VALUE   SMALL CAP   SMALL CAP
                                             FUND            FUND          FUND        FUND
                PERIOD                     (CLASS A)       (CLASS B)     (CLASS A)   (CLASS B)
                ------                   -------------   -------------   ---------   ---------
October 18, 1995 (commencement of
  operations) through December 31,
  1998.................................      65.30%          68.50%        58.86%      61.57%

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
     Development (publications)
     International Finance Corporation Emerging
     Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meets its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.
C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF

                             AIM EUROPE GROWTH FUND

                             AIM JAPAN GROWTH FUND

                            AIM MID CAP EQUITY FUND

                          AIM NEW PACIFIC GROWTH FUND



                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                         OR BY CALLING (800) 347-4246.

                             ---------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999
 RELATING TO THE AIM NEW PACIFIC GROWTH FUND PROSPECTUS, THE AIM EUROPE GROWTH FUND PROSPECTUS, THE AIM MID CAP EQUITY FUND PROSPECTUS AND THE AIM JAPAN GROWTH
                                FUND PROSPECTUS
                             EACH DATED MAY 3, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................       4

GENERAL INFORMATION ABOUT THE FUNDS.........................       4
  The Trust and its Shares..................................       4

INVESTMENT OBJECTIVES AND POLICIES..........................       5
  Selection of Investments..................................       5
  Investments in Other Investment Companies.................       6
  Samurai and Yankee Bonds..................................       6
  Depositary Receipts.......................................       6
  Warrants or Rights........................................       7
  Lending of Portfolio Securities...........................       7
  Commercial Bank Obligations...............................       7
  Privatizations............................................       8
  Repurchase Agreements.....................................       8
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................       8
  When-Issued or Forward Commitment Securities..............       9
  Temporary Defensive Strategies............................       9

OPTIONS, FUTURES AND CURRENCY STRATEGIES....................       9
  Special Risks of Options, Futures and Currency
     Strategies.............................................       9
  Writing Call Options......................................      10
  Writing Put Options.......................................      11
  Purchasing Put Options....................................      11
  Purchasing Call Options...................................      11
  Index Options.............................................      12
  Interest Rate, Currency and Stock Index Futures
     Contracts..............................................      13
  Options on Futures Contracts..............................      15
  Limitations on Use of Futures, Options on Futures and
     Certain Options on Currencies..........................      15
  Forward Contracts.........................................      16
  Foreign Currency Strategies -- Special Considerations.....      16
  Cover.....................................................      17

RISK FACTORS................................................      17
  Illiquid Securities.......................................      17
  Foreign Securities........................................      18
  Debt Securities...........................................      23
  Equity Securities.........................................      23

INVESTMENT LIMITATIONS......................................      23

EXECUTION OF PORTFOLIO TRANSACTIONS.........................      25
  Portfolio Trading and Turnover............................      26

MANAGEMENT..................................................      27
  Trustees and Executive Officers...........................      27
  Investment Management and Administration Services.........      29
  Distribution Services.....................................      29
  Expenses of the Funds.....................................      29

                                                              PAGE NO.
                                                              --------
NET ASSET VALUE DETERMINATION...............................      30

HOW TO PURCHASE AND REDEEM SHARES...........................      30
  Backup Withholding........................................      31
  Programs and Services for Shareholders....................      32
  Dividend Order............................................      32

TAXES.......................................................      32
  General...................................................      32
  Foreign Taxes.............................................      33
  Passive Foreign Investment Companies......................      33
  Non-U.S. Shareholders.....................................      34
  Options, Futures and Foreign Currency Transactions........      34

SHAREHOLDER INFORMATION.....................................      35

MISCELLANEOUS INFORMATION...................................      37
  Custodian.................................................      37
  Transfer Agency and Accounting Agency Services............      37
  Independent Accountants...................................      37
  Legal Matters.............................................      37
  Shareholder Liability.....................................      37
  Names.....................................................      38
  Control Persons and Principal Holders of Securities.......      38

INVESTMENT RESULTS..........................................      39
  Total Return Quotations...................................      39
  Performance Information...................................      41

APPENDIX....................................................      43
  Description of Bond Ratings...............................      43
  Description of Commercial Paper Ratings...................      44
  Absence of Rating.........................................      44

FINANCIAL STATEMENTS........................................      FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Europe Growth Fund ("Europe Fund"), AIM Japan Growth Fund ("Japan Fund"), AIM Mid Cap Equity Fund, formerly AIM Mid Cap Growth Fund, ("Mid Cap Fund") and AIM New Pacific Growth Fund ("Pacific Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for Europe Fund, Japan Fund, Mid Cap Fund and Pacific Fund. INVESCO (NY), Inc. ("INVESCO NY") serves as the investment sub-advisor of Japan Fund and Pacific Fund. INVESCO Asset Management Ltd. ("INVESCO AML") serves as the investment sub-advisor of Europe Fund. INVESCO NY and INVESCO AML may be referred to collectively as the "Sub-advisors."

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Pacific Fund is included in a separate Prospectus dated May 3, 1999, for Europe Fund is included in a separate Prospectus dated May 3, 1999, for Mid Cap Fund is included in a separate Prospectus dated May 3, 1999, and for Japan Fund is included in a separate Prospectus dated May 3, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: each of the six Funds, AIM Small Cap Growth Fund, formerly known as AIM Small Cap Equity Fund, and AIM Basic Value Fund, formerly known as AIM America Value Fund. Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series G.T. Global Growth Series.

  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, or a particular class of a Fund means, respectively, the vote of the lesser of
(a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

  Class A, Class B and Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES

  In addition to the primary investment policies set forth in the Prospectuses, each Fund may engage in other types of investments, as described below.

  Pacific Fund, Europe Fund, and Japan Fund each may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its primary investment areas (Japan for Japan Fund). Such investments may include:
(a) securities of issuers in countries that are not located in the primary investment area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such primary investment area; and
(b) securities of issuers located elsewhere in the world that have operations in the primary investment area or that stand to benefit from political and economic events in the primary investment area.

  For purposes of the Prospectus and this Statement of Additional Information, an issuer typically is considered to be domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the view of AIM and/or the Sub-advisors, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by AIM and/or the Sub-advisors to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

  Pacific Fund, Europe Fund, and Japan Fund each may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the primary investment area of a Fund. Each Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM and/or the Sub-advisors to be of equivalent quality.

SELECTION OF INVESTMENTS

  Because the development of the world's economies and stock markets is rapidly evolving, from time to time the Board of Trustees may add or delete countries from a Fund's primary investment area as set forth in the Fund's Prospectus.

  In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, AIM and/or the Sub-advisors ordinarily consider the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

  AIM and/or the Sub-advisors allocate investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, a Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

  In analyzing companies for investment by each Fund, AIM and/or the Sub-advisors ordinarily look for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

  As of June 30, 1998, the market capitalizations of companies comprising the Russell Mid Cap Index ranged from approximately $1.4 to $10.3 billion. Market capitalization means the total market value of a company's outstanding
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common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

  Equity securities in which the Mid Cap Fund may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities. The Fund may also invest up to 35% of its total assets in the equity securities of (a) issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Mid Cap Index; and
(b) issuers domiciled outside the United States, including (i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Euro bonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the United States.

  At this time, AIM and/or the Sub-advisors are not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, AIM and/or the Sub-advisors does not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM and/or the Sub-advisors or their affiliates ("Affiliated Funds")) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets. The Funds may also invest in the securities of closed-end investment companies within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in part, each Fund may purchase shares of a closed-end investment company unless: (a) such a purchase would cause a Fund to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Fund to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Funds do not intend to invest in such vehicles or funds unless AIM and/or the Sub-advisors determine that the potential benefits of such investments justify the payment of any applicable premiums. As a shareholder in an investment company, [the Fund] would bear [its] ratable share of that investment company's expenses, including its advisory and administration fees. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At the same time, [the Fund] would continue to pay [its] own management fees and other expenses. With respect to investments in Affiliated Funds, AIM and/or the Sub-advisors waive their advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

SAMURAI AND YANKEE BONDS

  The Japan Fund and the Pacific Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings. None of the Funds has invested in Samurai or Yankee bonds since 1982.

DEPOSITARY RECEIPTS

  Each Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by AIM and/or the Sub-advisors to be of good standing and will not be made unless, in the judgment of AIM and/or the Sub-advisors, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an

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

investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

PRIVATIZATIONS

  The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM and/or the Sub-advisors believe that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM and/or the Sub-advisors to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees (the "Board"). AIM and/or the Sub-advisors reviews and monitors the creditworthiness of such institutions under the Board's general supervision.

  A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Fund's borrowings will not exceed 33 1/3% of its total assets, i.e., each Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.

  Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.

  Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association

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

certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

  A Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The Price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

  Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by the Sub-advisors to be of comparable quality.

                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

  The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon AIM and/or the Sub-advisors' ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM and/or the Sub-advisors are experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM and/or the Sub-advisors projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from threat increase might by wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

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

          (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

  A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM and/or the Sub-advisors, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

  A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

  The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM and/or the Sub-advisors will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

  The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

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

  A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

  The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Fund generally would write put options in circumstances where AIM and/or the Sub-advisors wish to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS

  Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

  A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

  Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from

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

any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

  Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM and/or the Sub-advisors believe that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon
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

which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

  A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

  The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

  The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

  If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES

  To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

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

FORWARD CONTRACTS

  A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

  A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

  Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.

  Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

  At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

  The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS

  A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

  A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which AIM and/or the Sub-advisors believe will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

  Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

  Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Trust's Board has delegated the function of making day-to-day determinations of liquidity to AIM and/or the Sub-advisors in accordance with procedures approved by the Board. AIM and/or the Sub-advisors take into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer.) AIM and/or the Sub-advisors monitor the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM and/or the Sub-advisors will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

FOREIGN SECURITIES

  Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation, or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Religious, Political and Ethnic Instability. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

  Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

  Non-Uniform Corporate Disclosure Standards and Governmental
Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, AIM and/or the Sub-advisors will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

  Currency Fluctuations. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.

  The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rate and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

  Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

  Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM and/or the Sub-advisors will consider such difficulties when determining the allocation of each Fund's assets, although AIM and/or the Sub-advisors do not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

  The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.

   The risk also exists that an emergency situation may arise in one or more foreign markets as a result of which trading of securities may cease or may be substantially curtailed and prices for [the Fund's] portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when [the Fund] believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e). During the period commencing from [the Fund's] identification of such conditions until the date of SEC action, the portfolio securities of [the Fund] in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

  Withholding Taxes. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes" herein.

  Concentration. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, it may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

  Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM and/or the Sub-advisors believe that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

  Special Considerations Affecting Russia and Eastern European
Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody;
(2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

  Special Considerations Affecting Pacific Region Countries. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

  In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars. Certain countries, such as India, face serious exchange constraints.

  If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income, and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

  Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and has, in the past, conducted military maneuvers near Taiwan.

  The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

  Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

  Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, AIM and/or the Sub-advisors believe that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

  China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong.

  In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

  Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

  Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

  The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

  The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

  In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

  Special Considerations Affecting Latin American Countries. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

  Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

  Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

  Special Considerations Affecting Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in a Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

  Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

  Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

  Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

  Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES

  The value of debt securities held by a Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates. Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM and/or the Sub-advisors review and monitor the creditworthiness of each issuer and issue and analyze interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that AIM and/or the Sub-advisors determine to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM and/or the Sub-advisors will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Appendix" herein.

EQUITY SECURITIES

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

                             INVESTMENT LIMITATIONS

  Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

          (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.

  The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. Each Fund may not:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

          (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

          (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

  Investors should refer to each Fund's Prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by the Trust's Board of Trustees, AIM and/or the Sub-advisors are responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, AIM and/or the Sub-advisors seek the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM and/or the Sub-advisors generally seek reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Funds, AIM and/or the Sub-advisors may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to AIM and/or the Sub-advisors for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM and/or the Sub-advisors under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM and/or the Sub-advisors determine in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM and/or the Sub-advisors to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

  AIM and/or the Sub-advisors may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

  Investment decisions for each Fund and for other investment accounts managed by AIM and/or the Sub-advisors are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases AIM and/or the Sub-advisors believe that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

  Under a policy adopted by the Trust's Board of Trustees, and subject to the policy of obtaining the best net results, AIM and/or the Sub-advisors may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisors serve as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/ dealers that sell shares of the Funds and such other funds.

  Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

  Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

  Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or [either of] the Sub-advisors. The Trust's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal year ended December 31, 1997, no payments were made to affiliated brokers.

  [For the fiscal year ended December 31, 1998, no payments were made to affiliated brokers.]

  Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:

                     FUND                          1998           1997           1996
                     ----                       ----------     ----------     ----------
Europe Fund...................................  $              $2,217,385     $2,711,139
Japan Fund....................................  $              $  218,841     $  253,623
Mid Cap Fund..................................  $              $2,193,539     $2,760,768
Pacific Fund..................................  $              $2,767,789     $5,151,533

PORTFOLIO TRADING AND TURNOVER

  Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM and/or the Sub-advisors believe it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM and/or the Sub-advisors deem portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 1998 and 1997 were as follows:

                            FUND                              1998     1997
                            ----                              ----     ----
Europe Fund.................................................     %     107%
Japan Fund..................................................     %      58%
Mid Cap Fund................................................     %     190%
Pacific Fund................................................     %      80%

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the investment sub-advisory agreement between AIM and the Sub-advisors, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Trust's Board.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

----------------------------------------------------------------------------------------------------------
                                POSITIONS HELD
  NAME, ADDRESS AND AGE        WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM, (52)   Trustee, Chairman of the  Director, President and Chief Executive Officer,
                           Board and President       A I M Management Group Inc.; Director and President,
                                                     A I M Advisors, Inc.; Director and Senior Vice
                                                     President, A I M Capital Management, Inc., A I M
                                                     Distributors, Inc., A I M Fund Services, Inc. and
                                                     Fund Management Company; and Director, AMVESCAP PLC.
----------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON, (57)   Trustee                   Mr. Anderson is President, Plantagenet Capital
 220 Sansome Street                                  Management, LLC (an investment partnership); Chief
 Suite 400                                           Executive Officer, Plantagenet Holdings, Ltd. (an
 San Francisco, CA 94104                             investment banking firm); Director, Anderson Capital
                                                     Management, Inc. since 1988; Director, PremiumWear,
                                                     Inc. (formerly Munsingwear, Inc.) (a casual apparel
                                                     company) and Director, "R" Homes, Inc. and various
                                                     other companies. Mr. Anderson is also a trustee of
                                                     each of the other investment companies registered
                                                     under the 1940 Act that is sub-advised or sub-
                                                     administered by the Sub-advisors.
----------------------------------------------------------------------------------------------------------
 FRANK C. BAYLEY, (59)     Trustee                   Mr. Bayley is a partner of the law firm of Baker &
 Two Embarcadero Center                              McKenzie, and serves as a Director and Chairman of
 Suite 2400                                          C.D. Stimson Company (a private investment company).
 San Francisco, CA 94111                             Mr. Bayley is also a trustee of each of the other
                                                     investment companies registered under the 1940 Act
                                                     that is sub-advised or sub-administered by the
                                                     Sub-advisors.
----------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON,      Trustee                   Mr. Patterson is Managing Partner of Accel Partners
 (55)                                                (a venture capital firm). He also serves as a
 428 University Avenue                               director of Viasoft and PageMart, Inc. (both public
 Palo Alto, CA 94301                                 software companies) as well as several other
                                                     privately held software and communications companies.
                                                     Mr. Patterson is also a trustee of each of the other
                                                     investment companies registered under the 1940 Act
                                                     that is sub-advised or sub-administered by the Sub-
                                                     advisors.
----------------------------------------------------------------------------------------------------------

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940
  Act.

----------------------------------------------------------------------------------------------------------
                                POSITIONS HELD
  NAME, ADDRESS AND AGE        WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY, (64)     Trustee                   Miss Quigley is a private investor. From 1984 to
 1055 California Street                              1986, she was President of Quigley Friedlander & Co.,
 San Francisco, CA 94108                             Inc. (a financial advisory services firm). Miss
                                                     Quigley is also a trustee of each of the other
                                                     investment companies registered under the 1940 Act
                                                     that is sub-advised or sub-administered by the
                                                     Sub-advisors.
----------------------------------------------------------------------------------------------------------
 +JOHN J. ARTHUR, (53)     Vice President            Director and Senior Vice President, A I M Advisors,
                                                     Inc.; Vice President and Treasurer, A I M Management
                                                     Group Inc.
----------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY, (52)  Vice President and        Senior Vice President - Mutual Fund Accounting,
 50 California Street      Principal Accounting      INVESCO (NY), Inc., since 1997; Vice President --
 San Francisco, CA 94111   Officer                   Mutual Fund Accounting, INVESCO (NY), Inc. from
                                                     1992 to 1997.
----------------------------------------------------------------------------------------------------------
 MELVILLE B. COX, (54)     Vice President            Vice President and Chief Compliance Officer, A I M
                                                     Advisors, Inc., A I M Capital Management, Inc., A I M
                                                     Distributors, Inc., A I M Fund Services, Inc. and
                                                     Fund Management Company.
----------------------------------------------------------------------------------------------------------
 GARY T. CRUM, (50)        Vice President            Director and President, A I M Capital Management,
                                                     Inc.; Director and Senior Vice President, A I M
                                                     Management Group Inc. and A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and AMVESCAP PLC.
----------------------------------------------------------------------------------------------------------
 SAMUEL D. SIRKO (39)      Vice President and        Vice President, Assistant General Counsel and
                           Secretary                 Assistant Secretary, A I M Advisors, Inc.; and
                                                     Assistant General Counsel and Assistant Secretary,
                                                     A I M Management Group Inc., A I M Capital
                                                     Management, Inc., A I M Distributors, Inc., A I M
                                                     Fund Services, Inc., and Fund Management Company.
----------------------------------------------------------------------------------------------------------
 +CAROL F. RELIHAN, (43)   Vice President            Director, Senior Vice President, General Counsel and
                                                     Secretary, A I M Advisors, Inc.; Senior Vice
                                                     President, General Counsel and Secretary, A I M
                                                     Management Group Inc.; Director, Vice President and
                                                     General Counsel, Fund Management Company; Vice
                                                     President and General Counsel, A I M Fund Services,
                                                     Inc.; and Vice President, A I M Capital Management,
                                                     Inc. and A I M Distributors, Inc.
----------------------------------------------------------------------------------------------------------
 DANA R. SUTTON, (39)      Vice President and        Vice President and Fund Controller, A I M Advisors,
                           Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                     Treasurer, Fund Management Company.
----------------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM and/or the Sub-advisors or any affiliated company is paid aggregate fees of $5,000 a year plus $300 per Fund for each meeting of the Board attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended

December 31, 1998, the Trust paid Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the
Sub-advisors or any affiliated company, total compensation of $     , $     ,
$     and $     , respectively, for their services as Trustees. For the year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisors or any other affiliated company, received total compensation of
$     , $     , $     and $     , respectively, from the investment companies
managed or administered by AIM and sub-advised or sub-administered by the Sub-advisors for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement
benefits. [As of April   , 1999, the Officers and Trustees and their families as
a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of any Fund.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

  AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. INVESCO NY serves as the sub-advisor to Pacific Fund and Japan Fund under a sub-advisory contract between AIM and INVESCO NY ("Sub-Management Contract"). INVESCO AML serves the sub-adviser to Europe Fund under a sub-advisory contract between AIM and INVESCO AML ("Sub-Management Contract"). Both Sub-Management Contracts together with the Management Contract may be referred to hereafter as the "Management Contracts." As investment managers and administrators, AIM and/or the Sub-advisors make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and/or the Sub-advisors furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.

  The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-advisors may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).

  The amounts of investment management and administration fees paid by each Fund to INVESCO NY during the Funds' three most recent fiscal years were as follows:

                     FUND                          1998           1997           1996
                     ----                       ----------     ----------     ----------
Europe Fund...................................           *     $5,228,246     $5,416,280
Japan Fund....................................                 $1,017,788     $1,367,702
Mid Cap Fund..................................                 $3,999,732     $4,982,969
Pacific Fund..................................                 $3,736,264     $5,260,774

---------------

* From January 1, 1998 through December 13, 1998.

  The amount of investment management fees paid to INVESCO AML from December 14,
1998 through December 31, 1998 for the Europe Fund was $     .

DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors, on a "best efforts" basis without a front-end sales charge or a contingent deferred sales charge.

EXPENSES OF THE FUNDS

  Each Fund pays all expenses not assumed by AIM, the Sub-advisors, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than Mid Cap Fund's, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of each Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees of the Fund.

  Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Funds. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of a Fund.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the heading "Shareholder Information -- Purchasing Shares."

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS Penalties -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  Nonresident Aliens -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  PROGRAMS AND SERVICES FOR SHAREHOLDERS. The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectuses. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

  DIVIDEND ORDER. Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectuses. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

GENERAL

  Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Diversification Requirements.

  Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

FOREIGN TAXES

  Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

  Each Fund (other than the Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

  If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

  A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to foreign shareholders generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

  Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

  Futures and Forward Contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but no more than 18 months.

  Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor section 988 transactions to minimize any adverse tax impact.

  If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  Timing of Purchase Orders. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  Share Certificates. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  Systematic Withdrawal Plan. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  Terms and Conditions of Exchanges. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  Exchanges by Telephone. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholders Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  Redemptions by Telephone. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM

Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  Signature Guarantees. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  Dividends and Distributions. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

  AIM was organized in 1976, and together with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

  State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Company to be held in separate accounts outside the United States in the custody of non-U.S. banks.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998.

  Pursuant to the Transfer Agency and Service Agreement, INVESCO NY, as Sub-advisor also serves as pricing and accounting agent for the Funds and received accounting services fees as follows:

                                                           1998     1997       1996
                                                           ----   --------   --------
Europe Fund..............................................  $  *   $138,072   $139,442
Japan Fund...............................................  $      $ 26,210   $ 35,119
Mid Cap Fund.............................................  $      $142,274   $173,767
Pacific Fund.............................................  $      $ 99,321   $135,182

---------------

* From 1/1/98 through 12/13/98

  Pursuant to the Transfer Agency and Service Agreement, INVESCO AML, as Sub-advisor also serves as pricing and accounting agent and received accounting services fees from 12/14/98 through 12/31/98 for the Europe Fund in the amount
of $     .

INDEPENDENT ACCOUNTANTS

  The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

  The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of

Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

  Prior to May 29, 1998, AIM New Pacific Growth Fund operated under the name of GT Global New Pacific Growth Fund; AIM Europe Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of April   , 1999, and the percentage of the outstanding shares
held by such holders are set forth below.

                                                                                              PERCENT
                                                                               PERCENT        OWNED OF
                                                                               OWNED OF      RECORD AND
                 FUND                         NAME AND ADDRESS OF OWNER        RECORD*      BENEFICIALLY
                 ----                         -------------------------        --------     ------------
Europe Growth Fund -- Advisor Class      Charles Schwab & Co. Inc.                   %          -0-
                                         For the Excl Benef of Our Custs
                                         Reinvest Account
                                         101 Montgomery St.
                                         San Francisco, CA 94104-4122
                                         Attn: Mutual Funds
                                         MLPF&S for the Sole Benefit of Its          %          -0-
                                         Customers, Security #
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484
Europe Growth Fund -- Class A            MLPF&S for the Sole Benefit of Its          %          -0-
                                         Customers, Security #974U7
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484
Japan Fund -- Advisor Class              Donaldson Lufkin Jenrette                   %          -0-
                                         Securities Corp. Inc.
                                         P.O. Box 2052
                                         Jersey City, New Jersey 07303-2052
                                         MLPF&S for the Sole Benefit of Its          %          -0-
                                         Customers, Security #97K48
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484
Japan Growth Fund -- Class A             MLPF&S for the Sole Benefit of Its          %          -0-
                                         Customers, Security #974U9
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                              PERCENT
                                                                               PERCENT        OWNED OF
                                                                               OWNED OF      RECORD AND
                 FUND                         NAME AND ADDRESS OF OWNER        RECORD*      BENEFICIALLY
                 ----                         -------------------------        --------     ------------
Mid Cap Growth Fund -- Class A           MLPF&S for the Sole Benefit of Its          %          -0-
                                         Customers, Security #974U8
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484
Pacific Fund -- Advisor Class            Wells Fargo Bank NA TTEE FBO                %          -0-
                                         LGT Asset Management AC 5000201000
                                         Serp Prft Shr Pln ###-##-####
                                         P O Box 9800 MAC 9137-027
                                         Calabasas, CA 91372-0800
                                         G.T. Capital Holdings, Inc. 401(k)                     -0-
                                         FBO                                         %
                                         Account: 045-46-2854
                                         50 California Street, 27th Floor
                                         San Francisco, California 94111-4624
                                         Attn: Human Resources
Pacific Fund -- Class A                  MLPF&S for the Sole Benefit of Its          %          -0-
                                         Customers, Security #97043
                                         Attn: Fund Administration
                                         4800 Deer Lake Drive East, 2nd Floor
                                         Jacksonville, FL 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:
                                       (n)
                                 P(1+T)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           T      =   average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                      portions of such period).

  The standardized returns for the Advisor Class shares of the Europe Fund, stated as average annualized total returns for the periods shown, were:

                                                                EUROPE FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended December 31, 1998.........................       16.88%
For the five years ended December 31, 1998..................         n/a
For the ten years ended December 31, 1998...................         n/a
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................       15.55%

  The standardized returns for the Advisor Class shares of the Japan Fund, stated as average annualized total returns for the periods shown, were:

                                                                 JAPAN FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                              ---------------
Fiscal year ended December 31, 1998.........................        (0.31)%
For the five years ended December 31, 1998..................          n/a
For the ten years ended December 31, 1998...................          n/a
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................         0.13%

  The standardized returns for the Advisor Class shares of the Mid Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                               MID CAP FUND
                           PERIOD                             (ADVISOR CLASS)
                           ------                             ---------------
Fiscal year ended December 31, 1998.........................       (4.59)%
For the five years ended December 31, 1998..................         n/a
For the ten years ended December 31, 1998...................         n/a
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................        8.26%

  The standardized returns for the Advisor Class shares of the Pacific Fund, stated as average annualized total returns for the periods shown, were:

                                                                PACIFIC FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                              ---------------
Fiscal year ended December 31, 1998.........................       (18.51)%
For the five years ended December 31, 1998..................          n/a
For the ten years ended December 31, 1998...................          n/a
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................       (15.60)%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, cumulative total return across a stated period may be calculated as follows:

                                       (n)
                                 P(1+V)   =ERV

    Where  P      =   a hypothetical initial payment of $1,000.
           V      =   cumulative total return assuming payment of all of, a stated
                      portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n      =   number of years.
           ERV    =   ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Europe Fund, stated as aggregate total returns for the periods shown, were:

                                                                 EUROPE FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                              ---------------
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................        67.86%

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Japan Fund, stated as aggregate total returns for the periods shown, were:

                                                                 JAPAN FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                              ---------------
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................       1.24%

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Mid Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                MID CAP FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                              ---------------
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................        32.89%

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Pacific Fund, stated as aggregate total returns for the periods shown, were:

                                                                PACIFIC FUND
                           PERIOD                              (ADVISOR CLASS)
                           ------                              ---------------
June 1, 1995 (commencement of operations) through December
  31, 1998..................................................       (45.54)%

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All Country
       (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index-Non-U.S.
     Salomon Brothers World Government Bond
       Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

       10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:
AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                                         STATEMENT OF
                                                   ADDITIONAL INFORMATION

                            ADVISOR CLASS SHARES OF
                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                             (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                             ---------------------

        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
            ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                    P.O. BOX 4739, HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                             ---------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 1999
                RELATING TO THE AIM BASIC VALUE FUND PROSPECTUS
                 AND THE AIM SMALL CAP GROWTH FUND PROSPECTUS,
                             EACH DATED MAY 3, 1999

                               TABLE OF CONTENTS

                                                              PAGE NO.
                                                              --------
INTRODUCTION................................................  4

GENERAL INFORMATION ABOUT THE FUNDS.........................  4
  The Trust and Its Shares..................................  4

INVESTMENT OBJECTIVES AND POLICIES..........................  5
  Investment Objectives.....................................  5
  Selection of Investments..................................  5
  Investments in Other Investment Companies.................  5
  Depositary Receipts.......................................  6
  Warrants or Rights........................................  6
  Lending of Portfolio Securities...........................  6
  Commercial Bank Obligations...............................  6
  Repurchase Agreements.....................................  7
  Borrowing, Reverse Repurchase Agreements and "Roll"
     Transactions...........................................  7
  When-Issued or Forward Commitment Securities..............  7
  Temporary Defensive Strategies............................  8

OPTIONS AND FUTURES.........................................  8
  Special Risks of Options and Futures......................  8
  Writing Call Options......................................  8
  Writing Put Options.......................................  9
  Purchasing Put Options....................................  10
  Purchasing Call Options...................................  10
  Index Options.............................................  11
  Interest Rate and Stock Index Futures Contracts...........  11
  Options on Futures Contracts..............................  13
  Limitations on Use of Futures and Options on Futures......  13
  Cover.....................................................  13

RISK FACTORS................................................  14
  Illiquid Securities.......................................  14
  Debt Securities...........................................  14
  Equity Securities.........................................  15
  Small Cap Companies.......................................  15

INVESTMENT LIMITATIONS......................................  15

EXECUTION OF PORTFOLIO TRANSACTIONS.........................  16
  Portfolio Trading and Turnover............................  17

MANAGEMENT..................................................  18
  Trustees and Executive Officers...........................  18
  Investment Management and Administration Services Relating
     to the Funds and the Portfolios........................  19
  Distribution Services.....................................  20
  Expenses of the Funds and the Portfolios..................  20

NET ASSET VALUE DETERMINATION...............................  20

HOW TO PURCHASE AND REDEEM SHARES...........................  21
  Backup Withholding........................................  21

PROGRAMS AND SERVICES FOR SHAREHOLDERS......................  22

DIVIDEND ORDER..............................................  23

TAXES.......................................................  23
  Taxation of the Funds.....................................  23
  Taxation of the Portfolios................................  23
  Taxation of the Funds' Shareholders.......................  24

                                                              PAGE NO.
                                                              --------
SHAREHOLDER INFORMATION.....................................  24

MISCELLANEOUS INFORMATION...................................  26
  Custodian.................................................  26
  Transfer Agency and Accounting Agency Services............  26
  Independent Accountants...................................  26
  Legal Matters.............................................  26
  Shareholder Liability.....................................  26
  Names.....................................................  27
  Control Persons and Principal Holders of Securities.......  27

INVESTMENT RESULTS..........................................  27
  Total Return Quotations...................................  27
  Performance Information...................................  29

APPENDIX....................................................  31
  Description of Bond Ratings...............................  31
  Description of Commercial Paper Ratings...................  32
  Absence of Rating.........................................  32

FINANCIAL STATEMENTS........................................  FS

                                  INTRODUCTION

  This Statement of Additional Information relates to the Advisor Class shares of AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") and AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company. The Small Cap Fund and Basic Value Fund invest all of their investable assets in the Small Cap Portfolio and Value Portfolio (individually, a "Portfolio," and collectively, the "Portfolios"), respectively.

  A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Portfolios and for the Funds.

  The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated May 3, 1999, and for Basic Value Fund is included in a separate Prospectus dated May 3, 1999. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses, and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

  The Trust previously operated under the name G.T. Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: AIM New Pacific Growth Fund, AIM Europe Growth Fund, AIM Japan Growth Fund, AIM Mid Cap Equity Fund (formerly known as AIM Mid Cap Growth Fund), AIM Small Cap Growth Fund (formerly known as Small Cap Equity Fund) and AIM Basic Value Fund (formerly known as AIM America Value Fund). Each of these funds has four separate classes: Class A, Class B, Class C and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of G.T. Global Growth Series (renamed AIM Growth Series).

  This Statement of Additional Information relates solely to the Advisor Class shares of the Funds.

  The term "majority of the outstanding shares" of the Trust, a particular Fund, a particular class of a Fund, or a particular Portfolio means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund, such class or such Portfolio present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund, such class or such Portfolio.

  Class A, Class B, Class C and Advisor Class shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

  Shareholders of the Funds do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust, in such event, the remaining holders cannot elect any trustees of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVES

  The investment objective of each Fund is long-term capital appreciation. The Small Cap Fund and Basic Value Fund each seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio and Value Portfolio, respectively, each of which is a subtrust (a "series") of Growth Portfolio, a Delaware business trust registered as an open-end management investment company with an investment objective that is identical to that of its corresponding Fund. Whenever the phrase "all of the Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities that will be held by a Fund will be its interest in its corresponding Portfolio. A Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund and its shareholders to do so.

  A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or shareholders of the corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objective as the Fund or the direct retention by the Fund of its own investment advisor to manage its assets in accordance with its investment objective, policies and limitations discussed herein.

  In addition to selling an interest therein to the Funds, each Portfolio may sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the corresponding Fund and may charge different sales commissions. Therefore, investors in a Fund may experience different returns than investors in another investment company that invests exclusively in a Portfolio. As of the date of the Prospectus and this Statement of Additional Information, the Funds are the only institutional investors in the Portfolios.

  The Funds may be materially affected by the actions of other large investors, if any, in the Portfolios. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns, and (2) the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could have effective voting control over the operation of the Portfolio.

SELECTION OF INVESTMENTS

  For purposes of the Prospectus and this Statement of Additional Information, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.

  The debt obligations that the Portfolios may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. Each Portfolio will limit its purchases of debt securities to investment grade debt obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM to be of equivalent quality.

  AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy and movements in the general level and term of interest rates.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

  The Portfolios may invest in the securities of closed-end investment companies (including investment vehicles or companies advised by AIM or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, each Portfolio may purchase shares of a closed-end investment company unless (a) such a purchase would cause a Portfolio to own more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause a Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. Investment in investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Portfolios do not intend to invest in such vehicles or funds unless AIM determines that the potential benefits of such investments justify the payment of any applicable premiums. As a shareholder in an investment company, [the Portfolio] would bear [its] ratable share of that investment company's expenses, including its advisory and administration fees. The return on such securities will be reduced by operating expenses of such companies including payments to the investment managers of those investment companies. At the same time, [the Portfolio] would

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

continue to pay [its] own management fees and other expenses. With respect to investments in Affiliated Funds, AIM waives its advisory fee to the extent that such fees are based on assets of a Fund invested in Affiliated Funds.

DEPOSITARY RECEIPTS

  Each Portfolio may invest up to 10% of its total assets in securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

  ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

  Warrants or rights may be acquired by a Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. The Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Portfolios will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Portfolio will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Portfolios will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS

  For the purposes of each Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Portfolio typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS

  A repurchase agreement is a transaction in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in market value of the underlying securities and delays and costs to the Portfolio if the other party to the repurchase agreement becomes bankrupt, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by Growth Portfolio's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of Growth Portfolio's Board.

  Each Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Portfolio's ability to sell the collateral and the Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately to resell the collateral. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

  Each Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., each Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Portfolio's portfolio holdings or other factors cause the ratio of the Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Portfolio may cause greater fluctuation in the value of its corresponding Fund's shares than would be the case if the Portfolio did not borrow.

  Each Portfolio's fundamental investment limitations permit the Portfolio to borrow money for leveraging purposes. Each Portfolio, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by Growth Portfolio's Board of Trustees. If a Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Portfolio's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Portfolio's earnings or net asset value would decline faster than would otherwise be the case.

  Each Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Portfolio also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Portfolio will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

  Each Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Portfolio. If a Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Portfolio enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or for-ward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Portfolio may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

  In the interest of preserving shareholders' capital, AIM and/or the Sub-advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. During such time, a Portfolio may invest less than 65% of its total assets in the types of securities covered by its primary investment policy. In addition, most or all investments of a Portfolio may be made in the United States and denominated in U.S. dollars. Further, pending investment of proceeds from new sales of Portfolio shares or to meet its ordinary daily cash needs, a Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units such as euros) and may invest in high quality foreign or domestic money market instruments.

  Money market instruments in which the Portfolios may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality.

                              OPTIONS AND FUTURES

SPECIAL RISKS OF OPTIONS AND FUTURES

  The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Portfolio entered into a short hedge because AIM projected a decline in the price of a security in the Portfolio's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not hedged at all.

          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

          (5) As described below, a Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. The Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Portfolio.

WRITING CALL OPTIONS

  A Portfolio may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Portfolio.

  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

  Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Portfolio's investment objective. When writing a call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Portfolio has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Portfolio has written expires, the Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Portfolio considers a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy that limits the pledging or mortgaging of its assets.

  Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Portfolio will be obligated to sell the security at less than its market value.

  The premium that a Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium a Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

  Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  Each Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

  The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Portfolio may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

WRITING PUT OPTIONS

  The Portfolios may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

  A Portfolio generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Portfolio's portfolio at a price lower than the current market price of the security. In such event, the Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.

  Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Portfolio will be obligated to purchase the security at greater than its market value.

PURCHASING PUT OPTIONS

  Each Portfolio may purchase put options on securities and indices. As the holder of a put option, a Portfolio would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  A Portfolio may purchase a put option on an underlying security ("protective put") owned by the Portfolio in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.

  A Portfolio also may purchase put options at a time when the Portfolio does not own the underlying security. By purchasing put options on a security it does not own, a Portfolio seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

  Each Portfolio may purchase call options on securities and indices. As the holder of a call option, a Portfolio would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

  Call options may be purchased by a Portfolio for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Portfolio to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Portfolios in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Portfolio is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

  Each Portfolio also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Portfolio has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Portfolio and the realization of a loss on the underlying security. Accordingly, the Portfolio could purchase a call option on the same underlying security, which could be exercised to fulfill the Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Portfolio to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Portfolio would have to pay a premium to purchase the call option plus transaction costs.

  Aggregate premiums paid for put and call options will not exceed 5% of such Portfolio's total assets at the time of purchase.

  Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Portfolio will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

  The staff of the SEC considers purchased OTC options to be illiquid securities. A Portfolio may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Portfolio. The assets used as cover for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  A Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Portfolio intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transac-tions with the Portfolio, there is no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

  The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

  Even if a Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

  If a Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS

  A Portfolio may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Portfolio. A Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates or increases in stock prices.

  The Portfolios only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

  Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Portfolio's exposure to interest rate and stock market fluctuations, the Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

  A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

  Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

  As an example of an offsetting transaction, the contractual obligations arising from the sale of one September stock index Futures Contract on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of the same September stock index Futures Contract on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

  Each Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Portfolio owns, or Futures Contracts will be purchased to protect a Portfolio against an increase in the price of securities it has committed to purchase or expects to purchase.

  "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Portfolio in order to initiate Futures trading and to maintain the Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

  Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

  Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

  There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

  Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

  If a Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

  Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.

  If a Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

  A Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES

  To the extent that a Portfolio enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Growth Portfolio's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Portfolio's assets at risk to 5%.

COVER

  Transactions using Futures Contracts and options (other than options purchased by a Portfolio) expose the Portfolio to an obligation to another party. A Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Portfolio's assets are used for cover or otherwise set aside, it could affect portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

                                  RISK FACTORS

ILLIQUID SECURITIES

  A Portfolio may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

  Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Portfolio, however, could affect adversely the marketability of such portfolio securities and the Portfolio might be unable to dispose of such securities promptly or at favorable prices.

  With respect to liquidity determinations generally, Growth Portfolio's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Portfolio's securities portfolio and periodically reports such determinations to the Growth Portfolio's Board of Trustees. If the liquidity percentage restriction of a Portfolio is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by a Portfolio resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Portfolio increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Portfolio.

DEBT SECURITIES

  Each Portfolio may invest in U.S. government securities and corporate debt securities of issuers domiciled in the United States. Each Portfolio limits its purchases of debt securities to investment grade obligations. The value of debt securities held by a Portfolio will fluctuate with changes in the perceived creditworthiness of the issues of such securities and interest rates. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another nationally recognized statistical rating organization ("NRSRO") as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Portfolio is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Portfolio may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

  Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Portfolio has acquired the security. AIM will consider such an event in determining whether a Portfolio should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.

EQUITY SECURITIES

  Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

SMALL CAP COMPANIES

  The Small Cap Portfolio invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Portfolio's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.

                             INVESTMENT LIMITATIONS

  The Small Cap Fund and Basic Value Fund each has the following fundamental investment policy to enable it to invest in the Small Cap Portfolio and Value Portfolio, respectively:

  Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

  All other investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses certain investment policies and limitations of each Portfolio and Growth Portfolio's Board of Trustees, it applies equally to each Fund and the Trust's Board of Trustees.

  Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Portfolio. Whenever a Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by the shareholders. Neither Portfolio may:

          (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that a Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

          (2) Purchase or sell physical commodities, but a Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

          (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of a Portfolio's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that a Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

          (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, banker's acceptances or similar instruments will not be considered the making of a loan;

          (5) Purchase securities of any one issuer if, as a result, more than 5% of a Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

          (6) Engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

          (7) Purchase any security if, as a result of that purchase, 25% or more of a Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

  The following investment limitations of each Portfolio are not fundamental policies and may be changed by vote of Growth Portfolio's Board of Trustees without shareholder approval. Neither Portfolio may:

          (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

          (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets;

          (3) Enter into a futures contract or an option on a futures contract, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

          (4) Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, in the open market at no more than customary commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger;

          (5) Purchase securities on margin, provided that a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that a Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

          (6) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

  The approval of the Fund and of other investors in a Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of a Fund thirty days prior to any changes in a Portfolio's investment objective.

  If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Portfolio's investment policies or restrictions. A Portfolio may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Portfolio's investment policies and limitations. The original cost of the securities so acquired will be included in any subsequent determination of a Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

  Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies techniques and limitations, which may be changed without shareholder approval.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

  Subject to policies established by Growth Portfolio's Board of Trustees, AIM is responsible for the execution of the Portfolios' securities transactions and the selection of brokers/dealers who execute such transactions on behalf of the Portfolios. In executing transactions, AIM seeks the best net results for each Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Portfolios may engage in soft dollar arrangements for research services, as described below, the Portfolios have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

  Consistent with the interests of the Portfolios, AIM may select brokers to execute the Portfolios' securities transactions on the basis of the research services they provide to AIM for its use in managing the Portfolios and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts, and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM to the Portfolios and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Portfolios over the long term. Research services may also be received from dealers who execute Portfolio transactions in OTC markets.

  AIM may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Portfolio toward payment of its expenses, such as custodian fees.

  Investment decisions for each Portfolio and for other investment accounts managed by AIM are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Portfolios. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Portfolio is concerned, in other cases AIM believes that coordination and the ability to participate in volume transactions will be beneficial to the Portfolios.

  Under a policy adopted by Growth Portfolio's Board of Trustees, and subject to the policy of obtaining the best net results, AIM may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.

  Each Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM. Growth Portfolio's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

  The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Portfolio, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Portfolio may purchase or sell a security from or to another AIM Fund provided the Portfolios follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  For the fiscal years ended December 31, 1998, 1997 and 1996, the Small Cap
Portfolio paid aggregate brokerage commissions of $          , $91,971 and
$54,241, respectively. For the fiscal years ended December 31, 1998, 1997 and
1996, the Value Portfolio paid aggregate brokerage commissions of $       ,
$22,202 and $37,380, respectively.

PORTFOLIO TRADING AND TURNOVER

  Although the Portfolios generally do not intend to trade for short-term profits, the securities held by a Portfolio will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that a Portfolio will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 1998 and 1997, the Small Cap Portfolio's and Value
Portfolio's portfolio turnover rates were      % and 233%, and      % and 93%,
respectively.

                                   MANAGEMENT

  The Trust's Board of Trustees has overall responsibility for the operations of the Funds. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Trust's Board.

TRUSTEES AND EXECUTIVE OFFICERS

  The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

---------------------------------------------------------------------------------------------------------------
                                     POSITIONS HELD
    NAME, ADDRESS AND AGE           WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
    ---------------------           ---------------             ----------------------------------------
---------------------------------------------------------------------------------------------------------------
 *ROBERT H. GRAHAM (52)         Trustee, Chairman of the  Director, President and Chief Executive Officer,
                                Board and President       A I M Management Group Inc.; Director and President,
                                                          A I M Advisors, Inc.; Director and Senior Vice
                                                          President, A I M Capital Management, Inc., A I M
                                                          Distributors, Inc., A I M Fund Services, Inc. and
                                                          Fund Management Company; and Director, AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
 C. DEREK ANDERSON (57)         Trustee                   Mr. Anderson is President, Plantagenet Capital
 220 Sansome Street                                       Management, LLC (an investment partnership); Chief
 Suite 400                                                Executive Officer, Plantagenet Holdings, Ltd. (an
 San Francisco, CA 94104                                  investment banking firm); Director, Anderson Capital
                                                          Management, Inc. since 1988; Director, PremiumWear,
                                                          Inc. (formerly Munsingwear, Inc.) (a casual apparel
                                                          company) and Director, "R" Homes, Inc. and various
                                                          other companies. Mr. Anderson is also a trustee of
                                                          each of the other investment companies registered
                                                          under the 1940 Act that is sub-advised or
                                                          sub-administered by the Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 FRANK S. BAYLEY (59)           Trustee                   Mr. Bayley is a partner of the law firm of Baker &
 Two Embarcadero Center                                   McKenzie, and serves as a Director and Chairman of
 Suite 2400                                               C.D. Stimson Company (a private investment company).
 San Francisco, CA 94111                                  Mr. Bayley is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 ARTHUR C. PATTERSON (55)       Trustee                   Mr. Patterson is Managing Partner of Accel Partners
 428 University Avenue                                    (a venture capital firm). He also serves as a
 Palo Alto, CA 94301                                      director of Viasoft and PageMart, Inc. (both public
                                                          software companies), as well as several other
                                                          privately held software and communications companies.
                                                          Mr. Patterson is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 RUTH H. QUIGLEY (64)           Trustee                   Miss Quigley is a private investor. From 1984 to
 1055 California Street                                   1986, she was President of Quigley Friedlander & Co.,
 San Francisco, CA 94108                                  Inc. (a financial advisory services firm). Miss
                                                          Quigley is also a trustee of each of the other
                                                          investment companies registered under the 1940 Act
                                                          that is sub-advised or sub-administered by the
                                                          Sub-advisor.
---------------------------------------------------------------------------------------------------------------
 + JOHN J. ARTHUR (53)          Vice President            Director and Senior Vice President, A I M Advisors,
                                                          Inc.; Vice President and Treasurer, A I M Management
                                                          Group Inc.
---------------------------------------------------------------------------------------------------------------

---------------

* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

+ Mr. Arthur and Ms. Relihan are married to each other.

---------------------------------------------------------------------------------------------------------------
                                     POSITIONS HELD
    NAME, ADDRESS AND AGE           WITH REGISTRANT             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
    ---------------------           ---------------             ----------------------------------------
---------------------------------------------------------------------------------------------------------------
 KENNETH W. CHANCEY (52)        Vice President and        Senior Vice President -- Mutual Fund Accounting,
 50 California Street           Principal Accounting      INVESCO (NY), Inc., since 1997; Vice President --
 San Francisco, CA 94111        Officer                   Mutual Fund Accounting, INVESCO (NY), Inc.
                                                          from 1992 to 1997.
---------------------------------------------------------------------------------------------------------------
 MELVILLE B. COX (54)           Vice President            Vice President and Chief Compliance Officer, A I M
                                                          Advisors, Inc., A I M Capital Management, Inc., A I M
                                                          Distributors, Inc., A I M Fund Services, Inc. and
                                                          Fund Management Company.
---------------------------------------------------------------------------------------------------------------
 GARY T. CRUM (50)              Vice President            Director and President, A I M Capital Management,
                                                          Inc.; Director and Senior Vice President, A I M
                                                          Management Group Inc. and A I M Advisors, Inc.; and
                                                          Director, A I M Distributors, Inc. and AMVESCAP PLC.
---------------------------------------------------------------------------------------------------------------
 SAMUEL D. SIRKO (39)           Vice President and        Vice President, Assistant General Counsel and
                                Secretary                 Assistant Secretary, A I M Advisors, Inc.; and
                                                          Assistant General Counsel and Assistant Secretary,
                                                          A I M Management Group Inc., A I M Capital
                                                          Management, Inc., A I M Distributors, Inc., A I M
                                                          Fund Services, Inc. and Fund Management Company.
---------------------------------------------------------------------------------------------------------------
 + CAROL F. RELIHAN (43)        Vice President            Director, Senior Vice President, General Counsel and
                                                          Secretary, A I M Advisors, Inc.; Senior Vice
                                                          President, General Counsel and Secretary, A I M
                                                          Management Group Inc.; Director, Vice President and
                                                          General Counsel, Fund Management Company; Vice
                                                          President and General Counsel, A I M Fund Services,
                                                          Inc.; and Vice President, A I M Capital Management,
                                                          Inc. and A I M Distributors, Inc.
---------------------------------------------------------------------------------------------------------------
 DANA R. SUTTON (39)            Vice President and        Vice President and Fund Controller, A I M Advisors,
                                Assistant Treasurer       Inc.; and Assistant Vice President and Assistant
                                                          Treasurer, Fund Management Company.
---------------------------------------------------------------------------------------------------------------

---------------

+ Mr. Arthur and Ms. Relihan are married to each other.

  The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust. For the fiscal year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any affiliated company,
received total compensation of $       , $       , $       and $       ,
respectively, from the Trust for their services as Trustees. For the year ended December 31, 1998, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company,
received total compensation of $       , $       , $       and $       ,
respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees
contained no accrued or payable pension or retirement benefits. [As of April   ,
1999, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the shares of the Basic Value Fund and less than 1% of the shares of the Small Cap Fund.]

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FUNDS AND THE PORTFOLIOS

  AIM serves as each Portfolio's investment manager and administrator under an investment management and administration contract between the Growth Portfolio and AIM ("Portfolio Management Contract"). AIM serves as administrator to each Fund under an administration contract between the Trust and AIM ("Administration Contract").

  The Administration Contracts will not be deemed advisory contracts, as defined under the 1940 Act. As investment managers and administrators, AIM makes all investment decisions for each Portfolio and, as administrator, AIM administers each Portfolio's and Fund's affairs. Among other things, AIM furnishes the services and pays the compensation and travel expenses of persons who per-form the executive, administrative, clerical and bookkeeping functions of the Portfolios and the Funds and provide suitable office space and necessary small office equipment and utilities.

  The Portfolio Management Contracts may be renewed with respect to a Portfolio for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) the Portfolio's Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of the Portfolio's Trustees who are not parties to the Portfolio Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contracts provide that with respect to each Portfolio, and the Administration Contracts provide that with respect to each Fund, either the Trust, the Portfolio or AIM may terminate the contracts without penalty upon sixty days' written notice to the other party. The Portfolio Management Contracts terminate automatically in the event of its assignment (as defined in the 1940 Act).

  [For the fiscal years ended December 31, 1997 and December 31, 1996, the Small Cap Portfolio and the Value Portfolio paid fees of $120,544 and $73,312; and $74,372 and $27,487, respectively, to INVESCO (NY), Inc. For the same periods, the Small Cap Fund and Basic Value Fund paid administration fees of $63,460 and $39,004; and $39,171 and $14,722, respectively, to INVESCO (NY), Inc. For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO (NY), Inc. reimbursed the Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the amounts of $67,837 and $73,312; and $74,372 and $27,487, respectively; for the same periods, INVESCO
(NY), Inc. reimbursed the Small Cap Fund and Basic Value Fund for their respective administration fees in the amounts of $63,460 and $39,004; and $39,171 and $14,722, respectively. Accordingly, INVESCO (NY), Inc. reimbursed each Fund and its corresponding Portfolio investment management and administration fees in the aggregate amounts of $131,297 and $112,316; and $113,543 and $42,209, respectively.]

  [For the fiscal years ended December 31, 1997 and December 31, 1996, INVESCO
(NY), Inc., pursuant to its voluntary expense undertaking, reimbursed the Small Cap Fund and Basic Value Fund for expenses in the additional amounts of $0 and $58,269; and $38,419 and $164,683, respectively.]

DISTRIBUTION SERVICES

  Each Fund's Advisor Class shares are offered continuously through the Funds' principal underwriter and distributor, AIM Distributors on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.

EXPENSES OF THE FUNDS AND THE PORTFOLIOS

  Each Fund and each Portfolio pays all expenses not assumed by the AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Growth Portfolio expenses, and expenses shared by the Portfolios with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Portfolios or the nature of the services performed and relative applicability to each Portfolio. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                         NET ASSET VALUE DETERMINATION

  The net asset value per share of each Fund and Portfolio is normally determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund and Portfolio. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund or Portfolio is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of a Fund's or a Portfolio's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's or a Portfolio's net asset value per share is made in accordance with generally accepted accounting principles.

  Each equity security held is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the mean between the closing bid and the asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean between the closing bid and asked prices on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropri-ate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specially authorized by the Growth Portfolio's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.

  Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's or Portfolio's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's or Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Growth Portfolio's Board of Trustees.

                       HOW TO PURCHASE AND REDEEM SHARES

  A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

  For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

  Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."

  Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. AIM intends to redeem all shares of the Funds in cash. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

  The right of redemption may be suspended or the date of payment postponed when
(a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for nonresident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding.

  Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

          (1) the investor fails to furnish a correct TIN to the Fund, or

          (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

          (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investors tax return (for reportable interest and dividends only), or

          (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

          (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

  - a corporation

  - an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

  - the United States or any of its agencies or instrumentalities

  - a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

  - a foreign government or any of its political subdivisions, agencies or instrumentalities

  - an international organization or any of its agencies or instrumentalities

  - a foreign central bank of issue

  - a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

  - a futures commission merchant registered with the Commodity Futures Trading Commission

  - a real estate investment trust

  - an entity registered at all times during the tax year under the 1940 Act

  - a common trust fund operated by a bank under Section 584(a)

  - a financial institution

  - a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

  - a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

  IRS Penalties -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

  Nonresident Aliens -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                     PROGRAMS AND SERVICES FOR SHAREHOLDERS

  The Funds provide certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.

                                 DIVIDEND ORDER

  Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters-Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                                     TAXES

TAXATION OF THE FUNDS

  Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Diversification Requirements. Each Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all of the requirements described above to qualify as a RIC.

  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

  See the next section for a discussion of the tax consequences to each Fund of hedging transactions engaged in by its corresponding Portfolio.

TAXATION OF THE PORTFOLIOS

  The Portfolios and Their Relationship to the Fund. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio.

  Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

  Distributions to each Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

  Options and Futures Transactions. The Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the character and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and Futures derived by a Portfolio with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.

  Futures that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. That 60% portion will qualify for the reduced maximum tax rates on noncorporate taxpayers' net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply.

  If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

TAXATION OF THE FUNDS' SHAREHOLDERS

  Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

  The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                            SHAREHOLDER INFORMATION

  This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

  Timing of Purchase Orders. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  Share Certificates. AIM Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

  Systematic Withdrawal Plan. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

  Terms and Conditions of Exchanges. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

  Exchanges by Telephone. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholders Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

  Redemptions by Telephone. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholders Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

  Signature Guarantees. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner, (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agents current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  Dividends and Distributions. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                           MISCELLANEOUS INFORMATION

  AIM was organized in 1976, and together with its subsidiaries, manages or advises over 110 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are independent investment management groups that have a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN

  State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, acts as custodian of the Portfolios' assets.

TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

  The Transfer Agency and Service Agreement between the Trust and AFS, a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. AIM serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1998, 1997 and December 31, 1996, the Small
Cap Fund and Basic Value Fund paid accounting services fees of $     , $6,379
and $3,900; and $     , $3,938 and $1,472, respectively.

INDEPENDENT ACCOUNTANTS

  The Trust's, the Funds' and the Portfolios' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds and the Portfolios, assists in the preparation of the Funds' and the Portfolios' federal and state income tax returns and consults with the Trust and the Funds and Growth Portfolio and the Portfolios as to matters of accounting, regulatory filings and federal and state income taxation.

  The audited financial statements of the Trust and Growth Portfolio included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

  The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

  Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

  Prior to May 29, 1998, AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund, and AIM Basic Value Fund operated under the name of GT Global American Value Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

  To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity
securities as of April   , 1999, and the percentage of the outstanding shares
held by such holders are set forth below.

                                                                                              PERCENT
                                                                             PERCENT          OWNED OF
                                                                             OWNED OF        RECORD AND
FUND                                       NAME AND ADDRESS OF OWNER         RECORD*        BENEFICIALLY
----                                       -------------------------         --------       ------------
Basic Value Fund -- Advisor Class     INVESCO (NY) Asset Management Inc.           %            -0-
                                      1166 Avenue of the Americas
                                      New York, New York 10036-2708
                                      Attn: Julio Garcia
Basic Value Fund -- Class B           MLPF& S For the Sole Benefits of             %            -0-
                                      Its Customers, Security #97HX6
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484
Small Cap Fund -- Advisor Class       Donaldson Lufkin Jenrette Securities                      -0-
                                      Corp. Inc.                                   %
                                      P.O. Box 2052
                                      Jersey City, New Jersey 07303-2052
Small Cap Fund -- Class A             MLPF& S for the Sole Benefit of              %            -0-
                                      Its Customers, Security #97HX3
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484
Small Cap Fund -- Class B             MLPF& S for the Sole Benefit of              %            -0-
                                      Its Customers, Security #97HX5
                                      Attn: Fund Administration
                                      4800 Deer Lake Drive East, 2nd Fl.
                                      Jacksonville, Florida 32246-6484

---------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

  The standard formula for calculating total return is as follows:
                                       (n)
                                 P(1+T)   =ERV

    Where  P    =    a hypothetical initial payment of $1,000.
           T    =    average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional
                     portion of such period).

  The Standardized Returns for the Advisor Class shares of the Basic Value Fund, stated as average annualized total returns for the periods shown, were:

                                                                   BASIC
                                                                VALUE FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Oct. 31, 1998.............................        7.43%
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1998......................................................       19.57%

  The standardized returns for the Advisor Class shares of the Small Cap Fund, stated as average annualized total returns for the periods shown, were:

                                                                 SMALL CAP
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Fiscal year ended Dec. 31, 1998.............................       23.38%
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1998......................................................       17.98%

  Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                       (n)
                                 P(1+U)   =ERV

    Where  P    =    a hypothetical initial payment of $1,000.
           U    =    average annual total return assuming payment of only a
                     stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of stated period.

  Cumulative total return across a stated period may be calculated as follows:
                                       (n)
                                 P(1+V)   =ERV

    Where  P    =    a hypothetical initial payment of $1,000.
           V    =    cumulative total return assuming payment of all of, a stated
                     portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n    =    number of years.
           ERV  =    ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Basic Value Fund, stated as aggregate total returns for the periods shown, were:

                                                                   BASIC
                                                                VALUE FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1998......................................................       77.25%

  The aggregate non-standardized returns (not taking sales charges into account) for the Advisor Class shares of the Small Cap Fund, stated as aggregate total returns for the periods shown, were:

                                                                 SMALL CAP
                                                                   FUND
PERIOD                                                        (ADVISOR CLASS)
------                                                        ---------------
Oct. 18, 1995 (commencement of operations) through Dec. 31,
  1998......................................................       69.82%

  Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

  Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

     Advertising Age
     Barron's
     Best's Review
     Broker World
     Business Week
     Changing Times
     Christian Science Monitor
     Consumer Reports
     Economist
     EuroMoney
     FACS of the Week
     Financial Planning
     Financial Product News
     Financial World
     Forbes
     Fortune
     Global Finance
     Hartford Courant Inc.
     Institutional Investor
     Insurance Forum
     Insurance Week
     Investor's Daily
     Journal of the American
       Society of CLU & ChFC
     Kiplinger Letter
     Money
     Mutual Fund Forecaster
     Mutual Fund Magazine
     Nation's Business
     New York Times
     Pension World
     Pensions & Investments
     Personal Investor
     Financial Services Week
     Philadelphia Inquirer
     Smart Money
     USA Today
     U.S. News & World Report
     Wall Street Journal
     Washington Post
     CNN
     CNBC
     PBS

  The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

     Bank Rate National Monitor Index
     Bear Stearns Foreign Bond Index
     Bond Buyer Index
     CDA/Wiesenberger Investment Company Services
       (data and mutual fund rankings and
       comparisons)
     CNBC/Financial News Composite Index
     COFI
     Consumer Price Index
     Datastream
     Donoghue's
     Dow Jones Industrial Average
     EAFE Index
     First Boston High Yield Index
     Fitch (publications)
     Ibbotson Associates International Bond Index
     International Bank for Reconstruction and
       Development (publications)
     International Finance Corporation Emerging
       Markets Database
     International Financial Statistics
     Lehman Bond Indices
     Lipper Analytical Data Services, Inc. (data and
       mutual fund rankings and comparisons)
     Micropal, Inc. (data and mutual fund rankings
       and comparisons)
     Moody's Investors Service (publications)
     Morgan Stanley Capital International All
       Country (AC) World Index
     Morgan Stanley Capital International World
       Indices
     Morningstar, Inc. (data and mutual fund rankings
       and comparisons)
     NASDAQ
     Organization for Economic Cooperation and
       Development (publications)
     Salomon Brothers Global Telecommunications
       Index
     Salomon Brothers World Government Bond
       Index -- Non-U.S.
     Salomon Brothers World Government Bond Index
     Standard & Poor's (publications)
     Standard & Poor's 500 Composite Stock Price
       Index
     Stangar
     Wilshire Associates
     World Bank (publications and reports)
     The World Bank Publication of Trends in
       Developing Countries
     Worldscope

  Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

          10-year Treasuries
          30-year Treasuries
          30-day Treasury Bills

  Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

  From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

  Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

  Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

  AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA -- An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment. C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

  Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2" -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

                               ABSENCE OF RATING

  Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

  Should no rating be assigned, the reason may be one of the following:

          1. An application for rating was not received or accepted.

          2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

          3. There is a lack of essential data pertaining to the issue or issuer.

          4. The issue was privately placed, in which case the rating is not published in Moody's publications.

  Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

  Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS

                                       FS

                                     PART C
                                OTHER INFORMATION

Item 23.     Exhibits:

Exhibit
Number              Description
-------             -----------
a   (1)        -    (a) Agreement and Declaration of Trust of Registrant dated
                    May 7, 1998 was filed as an Exhibit to Post-Effective
                    Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

               - (b) First Amendment, dated September 8, 1998, to the Agreement and Declaration of Trust, dated May 7, 1998, is filed herewith electronically.

               - (c) Form of Second Amendment to the Agreement and Declaration of Trust is filed herewith electronically.

b              -    By-Laws of Registrant dated May 7, 1998 were filed as an
                    Exhibit to Post-Effective Amendment No. 43 to the
                    Registration Statement on Form N-1A, filed on June 1, 1998, and are hereby incorporated by reference.

c              -    Provisions of instruments defining the rights of holders of
                    Registrant's securities contained in the Agreement and Declaration of Trust Articles II, VI, VII, VIII and IX and
                    By-laws Articles IV, V, VI, VII and VIII were filed as
                    Exhibits to Post-Effective Amendment No. 44 to the
                    Registration Statement on Form N-1A, filed on July 7, 1998, and are hereby incorporated by reference.

d   (1)        -    Investment Management and Administration Contract, dated May
                    29, 1998, between Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26,
                    1998, and is hereby incorporated by reference.

    (2)        -    Administration Contract, dated May 29, 1998, between
                    Registrant and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration
                    Statement on Form N-1A filed on August 26, 1998, and is hereby incorporated by reference.

    (3)        -    Sub-Administration Contract, dated May 29, 1998, between A I
                    M Advisors, Inc. and INVESCO (NY), Inc. with respect to
                    Registrant, was filed as an Exhibit to Post-Effective
                    Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998.

    (4)        -    Sub-Advisory and Sub-Administration Contract, dated May 29,
                    1998, between A I M Advisors, Inc. and INVESCO (NY), Inc.
                    with respect to Registrant, was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration
                    Statement on Form N-1A filed on August 26, 1998.

    (5)        -    Form of Sub-Advisory Contract, dated December 14, 1998,
                    between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant, is filed herewith electronically.

    (6)        -    Form of Sub-Advisory Contract, dated December 14, 1998,
                    between A I M Advisors, Inc. and INVESCO Asset Management
                    Limited with respect to Registrant, is filed herewith electronically.

    (7)        -    Investment Management and Administration Contract, dated May
                    29, 1998, between Growth Portfolio and A I M Advisors, Inc., was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August
                    26, 1998, is hereby incorporated by reference.

    (8)        -    Sub-Advisory and Sub-Administration Contract, dated May
                    29, 1998, between A I M Advisors, Inc. and INVESCO (NY),
                    Inc. with respect to Growth Portfolio, filed August 26,
                    1998.

e   (1)        -    Distribution Agreement, dated May 29, 1998, between
                    Registrant and A I M Distributors, Inc. with respect to
                    Class A shares, was filed as an Exhibit to Post-Effective
                    Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

    (2)        -    Distribution Agreement, dated May 29, 1998, between
                    Registrant and A I M Distributors, Inc. with respect to
                    Class B shares, was filed as an Exhibit to Post-Effective
                    Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

    (3)        -    Distribution Agreement, dated May 29, 1998, between
                    Registrant and A I M Distributors, Inc. with respect to
                    Advisor Class shares, was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration
                    Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

    (4)        -    Form of Master Distribution Agreement between Registrant
                    and A I M Distributors, Inc. with respect to Class A and
                    Class C shares is filed herewith electronically.

    (5)        -    Form of Selected Dealer Agreement between A I M
                    Distributors, Inc. and selected dealers is filed herewith electronically.

    (6)        -    Form of Bank Selling Group Agreement between A I M
                    Distributors, Inc. and banks is filed herewith electronically.

f              -    Agreements Concerning Officers and Directors/Trustees
                    Benefits - None.

g   (1)        -    (a) Custodian Contract, dated September 15, 1988, between
                    State Street Bank and Trust Company and Registrant is filed herewith electronically.

               - (b) Amendment (1994) to the Custodian Contract, dated September 15, 1988, between State Street Bank and Trust Company and Registrant is filed herewith electronically.

               - (c) Amendment, dated June 20, 1995, to the Custodian Contract, dated September 15, 1988, between State Street Bank and Trust Company and Registrant is filed herewith electronically.

               - (d) Notice of Transfer, dated May 28, 1998, to the Custodian Contract dated September 15, 1988, between State Street Bank and Trust Company and Registrant is filed herewith electronically.

               - (e) Amendment, dated January 26, 1999, to the Custodian Contract, dated September 15, 1988, between State Street Bank and Trust Company and Registrant is filed herewith electronically.

h   (1)        -    (a) Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc., dated September 8, 1998, is filed herewith electronically.

               - (b) Form of Amendment No. 1 to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc. is filed herewith electronically.

    (2)        -    (a) Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data
                    Investor Services Group, Inc. (formerly, The Shareholder
                    Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 45 to the

                    Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

               - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

               - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

               - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

               - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

               - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.) is filed herewith electronically.

               - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

               - (h) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.), was filed as an Exhibit to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on August 26, 1998, is hereby incorporated by reference.

    (3)        -    (a) Form of Fund Accounting and Pricing Agent Agreement
                    between Registrant and INVESCO (NY), Inc., dated May 29,
                    1998, was filed as an Exhibit to Post-Effective Amendment
                    No. 45 to the Registration Statement on Form N-1A filed on
                    August 26, 1998.

                    (b) Form of Fund Accounting and Pricing Agent Agreement, dated June 1, 1998, between A I M Advisors, Inc. and Registrant is filed herewith electronically.

i   (1)        -    Opinion and Consent of Kirkpatrick & Lockhart LLP was filed as an Exhibit to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

    (2)        -    Opinion and Consent of Delaware Counsel was filed as an
                    Exhibit to Post-Effective Amendment No. 43 to the
                    Registration Statement on Form N-1A, filed on June 1, 1998, and is hereby incorporated by reference.

j              -    Consent of Kirkpatrick & Lockhart LLP is filed herewith
                    electronically.

k              -    Financial Statements - None.

l              -    Agreements Concerning Initial Capitalization - None.

m   (1)        -    Distribution Plan adopted pursuant to Rule 12b-1 with
                    respect to Class A shares is filed herewith electronically.

    (2)        -    Distribution Plan adopted pursuant to Rule 12b-1 with
                    respect to Class B shares is filed herewith electronically.

    (3)        -    Form of Master Distribution Plan pursuant to Rule 12b-1 with respect to Class A and Class C shares is filed herewith electronically.

    (4)        -    Form of Shareholder Service Agreement to be used in
                    connection with Registrant's Distribution Plans is filed herewith electronically.

    (5)        -    Form of Bank Shareholder Service Agreement to be used in
                    connection with Registrant's Distribution Plans is filed herewith electronically.

    (6)        -    Form of Agency Pricing Agreement (for Class A Shares) to
                    be used in connection with Registrant's Distribution Plans is filed herewith electronically.

    (7)        -    Form of Service Agreement for Bank Trust Department and for
                    Brokers for Bank Trust Departments to be used in connection with Registrant's Distribution Plans is filed herewith electronically.

n              -    Financial Data Schedules were filed as Exhibits to
                    Post-Effective Amendment No. 41 to the Registration
                    Statement on Form N-1A, filed on March 10, 1998, and are hereby incorporated by reference.

o              -    Rule 18f-3 Multiple Class Plan, was filed as an Exhibit to
                    Post-Effective Amendment No. 45 to the Registration
                    Statement on Form N-1A filed on August 26, 1998, and is hereby incorporated by reference.


Item 24.       Persons Controlled by or Under Common Control with Registrant

         Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrants. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

         None.

Item 25.        Indemnification

         State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

         The Registrant's Agreement and Declaration of Trust (the "Agreement"), dated May 7, 1998, provides, among other things (1) that a Trustee shall not be liable for any act, omission or obligation of the Registrant or any Trustee (except for liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties); (2) that the Trustees and Officers shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Business Trust Act and other applicable law; and (3) that the shareholders and former shareholders of the Registrant shall be held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and shall be indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's By-Laws and applicable law.

         [A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.]

Item 26.        Business and Other Connections of Investment Advisor

         Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor of the Registrant, and each director, officer or partner of the advisor, is or has been, engaged within the last two fiscal years, for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

         See the material under the heading "Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference.

Item 27.        Principal Underwriters

(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, depositor, or investment advisor.

         A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

               AIM Advisor Funds, Inc.
               AIM Equity Funds, Inc. (Retail Classes)
               AIM Funds Group
               AIM International Funds, Inc.
               AIM Investment Funds
               AIM Investment Portfolios
               AIM Investment Securities Funds (Retail Classes)
               AIM Series Trust
               AIM Special Opportunities Funds
               AIM Summit Fund, Inc.
               AIM Tax-Exempt Funds, Inc.
               AIM Variable Insurance Funds, Inc.
               GT Global Floating Rate Fund, Inc. [d/b/a AIM Floating Rate Fund]

(b) Provide the information required by the following tables for each director, officer, or partner of each principal underwriter named in the Response to Item 20:


Name and Principal               Position and Offices                                  Position and Offices
Business Address*                with Principal Underwriter                            with Registrant
----------------                 --------------------------                            ---------------

Charles T. Bauer                 Chairman of the Board of Directors                    None


------------------------------------
      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


Name and Principal               Position and Offices                                  Position and Offices
Business Address*                with Principal Underwriter                            with Registrant
----------------                 --------------------------                            ---------------

Michael J. Cemo                  President & Director                                  None

Gary T. Crum                     Director                                              Vice President

James L. Salners                 Executive Vice President                              None

Robert H. Graham                 Senior Vice President & Director                      Chairman of the Board
                                                                                       and President

W. Gary Littlepage               Senior Vice President & Director                      None

John Caldwell                    Senior Vice President                                 None

Marilyn M. Miller                Senior Vice President                                 None

Gene L. Needles                  Senior Vice President                                 None

Gordon J. Sprague                Senior Vice President                                 None

Michael C. Vessels               Senior Vice President                                 None

B.J. Thompson                    First Vice President                                  None

James R. Anderson                Vice President                                        None

Mary K. Coleman                  Vice President                                        None

Mary A. Corcoran                 Vice President                                        None

Melville B. Cox                  Vice President & Chief                                Vice President
                                 Compliance Officer

Sidney M. Dilgren                Vice President                                        None

Tony D. Green                    Vice President                                        None

Dawn Hawley                      Vice President & Treasurer                            None

Ofelia M. Mayo                   Vice President, General Counsel                       Assistant Secretary
                                 & Assistant Secretary

Terri L. Ransdell                Vice President                                        None

Carol F. Relihan                 Vice President                                        Vice President

Kamala C. Sachidanandan          Vice President                                        None

Frank V. Serebrin                Vice President                                        None

Christopher T. Simutis           Vice President                                        None


------------------------------------
      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


Name and Principal               Position and Offices                                  Position and Offices
Business Address*                with Principal Underwriter                            with Registrant
----------------                 --------------------------                            ---------------

Gary K. Wendler                  Vice President                                        None

David E. Hessel                  Assistant Vice President,                             None
                                 Assistant Treasurer
                                 & Controller

Kathleen J. Pflueger             Secretary                                             Assistant Secretary

Luke P. Beausoleil               Assistant Vice President                              None

Tisha B. Christopher             Assistant Vice President                              None

Glenda A. Dayton                 Assistant Vice President                              None

Mary E. Gentempo                 Assistant Vice President                              None

Kathryn A. Jordan                Assistant Vice President                              None

Mary C. Mangham                  Assistant Vice President                              None

Kim T. McAuliffe                 Assistant Vice President                              None

Ivy B. McLemore                  Assistant Vice President                              None

David B. O'Neil                  Assistant Vice President                              None

Rebecca Starling-Klatt           Assistant Vice President                              None

Nicholas D. White                Assistant Vice President                              None

Norman W. Woodson                Assistant Vice President                              None

Nancy L. Martin                  Assistant General Counsel                             Assistant Secretary
                                 & Assistant Secretary

Samuel D. Sirko                  Assistant General Counsel                             Secretary
                                 & Assistant Secretary

P. Michelle Grace                Assistant Secretary                                   None

Lisa A. Moss                     Assistant Secretary                                   None

Stephen I. Winer                 Assistant Secretary                                   None


------------------------------------
      * 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person.

         Not Applicable

Item 28.        Location of Accounts and Records

         State the name and address of each person maintaining physical possession of each such account, book or other document required to be maintained by section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-advisors, INVESCO
         (NY), Inc., 50 California Street, 27th Floor, San Francisco, CA 94111 and INVESCO Asset Management Ltd., 11 Devonshire Square, London EC2M 4YR, England, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

         Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29.        Management Services

         Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B, disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

         None.


Item 30.        Undertakings

         In initial registration statements filed under the Securities Act, provide an undertaking to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons if the Registrant intends to raise its initial capital under section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of February, 1999.

                                        REGISTRANT:    AIM GROWTH SERIES


                                        By:   /s/ ROBERT H. GRAHAM
                                              --------------------------------
                                              Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                            TITLE                             DATE
                  ----------                            -----                             ----
             /s/ ROBERT H. GRAHAM           Chairman, Trustee & President                 2/12/99
            ------------------------        (Principal Executive Officer)
              (Robert H. Graham)

             /s/ C. DEREK ANDERSON                     Trustee                            2/12/99
            ------------------------
              (C. Derek Anderson)

             /s/ FRANK S. BAYLEY                       Trustee                            2/12/99
            ------------------------
               (Frank S. Bayley)

             /s/ ARTHUR C. PATTERSON                    Trustee                           2/12/99
            ------------------------
             (Arthur C. Patterson)

             /s/ RUTH H. QUIGLEY                       Trustee                            2/12/99
            ------------------------
               (Ruth H. Quigley)


             /s/ KENNETH W. CHANCEY               Vice President &                        2/12/99
            ------------------------              Principal Financial
             (Kenneth W. Chancey)                and Accounting Officer

                                   SIGNATURES

         Growth Portfolio has duly caused this Amendment of the Registration Statement of AIM Growth Series to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 12th day of February, 1999.

                                                   GROWTH PORTFOLIO


                                        By:   /s/ ROBERT H. GRAHAM
                                              --------------------------------
                                              Robert H. Graham, President

         This Amendment to the Registration Statement of AIM Growth Series has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                               TITLE                             DATE
                  ----------                               ------                            ----

            /s/ ROBERT H. GRAHAM              Chairman, Trustee & President                 2/12/99
            ------------------------           (Principal Executive Officer)
               (Robert H. Graham)

            /s/ C. DEREK ANDERSON                        Trustee                            2/12/99
            ------------------------
               (C. Derek Anderson)

            /s/ FRANK S. BAYLEY                          Trustee                            2/12/99
            ------------------------
               (Frank S. Bayley)

            /s/ ARTHUR C. PATTERSON                      Trustee                            2/12/99
            ------------------------
               (Arthur C. Patterson)

            /s/ RUTH H. QUIGLEY                          Trustee                            2/12/99
            ------------------------
               (Ruth H. Quigley)


            /s/ KENNETH W. CHANCEY                    Vice President &                      2/12/99
            ------------------------                 Principal Financial
               (Kenneth W. Chancey)                 and Accounting Officer

                                INDEX TO EXHIBITS

                                AIM GROWTH SERIES


Exhibit
Number            Description
------            -----------
a(1)(b)           First Amendment, dated September 8, 1998, to the Agreement and
                  Declaration of Trust, dated May 7, 1998

a(1)(c) Form of Second Amendment to the Agreement and Declaration of Trust

d(5) Form of Sub-Advisory Contract, dated December 14, 1998, between A I M Advisors, Inc. and INVESCO (NY), Inc. with respect to Registrant

d(6) Form of Sub-Advisory Contract, dated December 14, 1998, between A I M Advisors, Inc. and INVESCO Asset Management
                  Limited with respect to Registrant

e(4)              Form of Master Distribution Agreement between Registrant and
                  A I M Distributors, Inc. with respect to Class A and Class C shares

e(5)              Form of Selected Dealer Agreement between A I M Distributors,
                  Inc. and selected dealers

e(6)              Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks

g(1)(a)           Custodian Contract, dated September 15, 1988, between State
                  Street Bank and Trust Company and Registrant

g(1)(b)           Amendment (1994) to the Custodian Contract, dated September
                  15, 1988, between State Street Bank and Trust Company and
                  Registrant

g(1)(c) Amendment, dated June 20, 1995, to the Custodian Contract, dated September 15, 1988, between State Street Bank and Trust
                  Company and Registrant

g(1)(d)           Notice of Transfer, dated May 28, 1998, to the Custodian
                  Contract dated September 15, 1988, between State Street Bank and Trust Company and Registrant

g(1)(e) Amendment, dated January 26, 1999, to the Custodian Contract, dated September 15, 1988, between State Street Bank and Trust
                  Company and Registrant

h(1)(a)           Transfer Agency and Service Agreement between Registrant and
                  A I M Fund Services, Inc., dated September 8, 1998

h(1)(b)           Form of Amendment No. 1 to the Transfer Agency and Service
                  Agreement between Registrant and A I M Fund Services, Inc.

h(2)(e)           Amendment No. 4, dated June 30, 1998, to the Remote Access and
                  Related Services Agreement, dated December 23, 1994, between
                  Registrant and First Data Investor Services Group, Inc.
                  (formerly, The Shareholder Services Group, Inc.)

h(2)(f)           Amendment No. 5, dated July 1, 1998, to the Remote Access and
                  Related Services Agreement, dated December 23, 1994, between
                  Registrant and First Data Investor Services Group, Inc.
                  (formerly, The Shareholder Services Group, Inc.)

h(3)(b)           Form of Fund Accounting and Pricing Agent Agreement dated
                  June 1, 1998, between A I M Advisors, Inc. and Registrant

j                 Consent of Kirkpatrick & Lockhart LLP

m(1) Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class A shares

m(2) Distribution Plan adopted pursuant to Rule 12b-1 with respect to Class B shares

m(3) Form of Master Distribution Plan pursuant to Rule 12b-1 with respect to Class A and Class C shares


m(4) Form of Shareholder Service Agreement to be used in connection with Registrant's Distribution Plan

m(5) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Distribution Plans

m(6) Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Distribution Plans

m(7)              Form of Service Agreement for Bank Trust Department and for
                  Brokers for Bank Trust Departments to be used in connection with Registrant's Distribution Plans